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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

1301 2nd Avenue, 18th Floor, Seattle, Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue 18th Floor
Seattle, Washington 98101
206-505-4846

_____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 206-505-7877

Date of fiscal year end:	December 31
Date of reporting period:	Jan 1, 2014 – March 31, 2014

Item 1. Schedule of Investments

2014 QUARTERLY REPORT

Russell Investment Funds

MARCH 31, 2014

FUND
Multi-Style Equity Fund
Aggressive Equity Fund
Non-U.S. Fund
Core Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds

Russell Investment Funds is a
series investment company with
nine different investment portfolios
referred to as Funds. This
Quarterly Report reports on five of
these Funds.

Russell Investment Funds

Quarterly Report

March 31, 2014 (Unaudited)

Table of Contents

Russell Investment Funds

Copyright © Russell Investments 2014. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell
Investments.

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Common Stocks - 95.6%			Archer-Daniels-Midland Co.	14,300	620
			Bunge, Ltd.	9,000	716
Consumer Discretionary - 14.1%			Coca-Cola Co. (The)	49,458	1,912
Abercrombie & Fitch Co. Class A(Ñ)	21,700	835	Colgate-Palmolive Co.	37,400	2,427
Amazon.com, Inc.(Æ)	8,413	2,831	Constellation Brands, Inc. Class A(Æ)	6,361	540
American Eagle Outfitters, Inc.	72,200	884	CVS Caremark Corp.	27,719	2,076
Ascena Retail Group, Inc.(Æ)	7,100	123	Energizer Holdings, Inc.	4,500	453
Brinker International, Inc.	9,561	501	General Mills, Inc.	1,886	98
CBS Corp. Class B	11,420	706	Ingredion, Inc.	8,000	545
Children's Place Retail Stores, Inc. (The)(Æ)	4,400	219	Kellogg Co.(Ñ)	9,947	624
Choice Hotels International, Inc.	6,000	276	Kimberly-Clark Corp.	1,113	123
Coach, Inc.	17,100	849	Molson Coors Brewing Co. Class B	13,700	806
Comcast Corp. Class A(Æ)	86,674	4,282	Mondelez International, Inc. Class A	98,692	3,409
Costco Wholesale Corp.	1,265	141	Monster Beverage Corp.(Æ)	7,184	499
CST Brands, Inc.	2,200	69	PepsiCo, Inc.	15,793	1,319
DIRECTV(Æ)	926	71	Philip Morris International, Inc.	13,294	1,088
eBay, Inc.(Æ)	26,300	1,453	Procter & Gamble Co. (The)	35,411	2,854
Estee Lauder Cos., Inc. (The) Class A	11,347	759	Reynolds American, Inc.	6,630	354
Finish Line, Inc. (The) Class A	2,400	65	Safeway, Inc.	8,180	302
Ford Motor Co.	261,900	4,086	Sysco Corp.	1,709	62
General Motors Co.	56,300	1,938	Walgreen Co.	1,428	94
Guess?, Inc.	30,500	842	Whole Foods Market, Inc.	19,390	983
Hanesbrands, Inc.	9,400	719
Harman International Industries, Inc.	7,900	841			23,683
Home Depot, Inc.	15,679	1,241
Johnson Controls, Inc.	70,741	3,347	Energy - 10.3%
Kohl's Corp.	13,500	767	Baker Hughes, Inc.	1,900	124
Las Vegas Sands Corp.	24,405	1,972	Chesapeake Energy Corp.	22,200	569
Liberty Global PLC(Æ)	40,775	1,660	Chevron Corp.	30,916	3,677
Lowe's Cos., Inc.	46,710	2,284	Cimarex Energy Co.	5,800	691
Macy's, Inc.	28,700	1,701	ConocoPhillips	21,241	1,494
McDonald's Corp.	8,242	808	EOG Resources, Inc.	2,690	528
Meredith Corp.	3,050	142	EQT Corp.	3,900	378
Michael Kors Holdings, Ltd.(Æ)	9,802	914	Exxon Mobil Corp.	142,693	13,939
Nike, Inc. Class B	32,848	2,426	Halliburton Co.	85,420	5,030
Norwegian Cruise Line Holdings, Ltd.(Æ)	5,100	165	Kinder Morgan, Inc.	21,500	699
Omnicom Group, Inc.	9,900	719	Marathon Oil Corp.	94,291	3,349
priceline.com, Inc.(Æ)	590	703	Marathon Petroleum Corp.	8,277	721
Ralph Lauren Corp. Class A	4,400	708	Murphy Oil Corp.	11,700	735
Regal Entertainment Group Class A(Ñ)	29,000	542	Nabors Industries, Ltd.	13,200	325
Royal Caribbean Cruises, Ltd.	17,796	971	National Oilwell Varco, Inc.	147	11
Starbucks Corp.	51,450	3,776	Newfield Exploration Co.(Æ)	7,100	223
Starwood Hotels & Resorts Worldwide, Inc.	19,240	1,532	Occidental Petroleum Corp.	36,859	3,512
Starz(Æ)	800	26	Patterson-UTI Energy, Inc.	7,400	234
Target Corp.	1,856	112	Pioneer Natural Resources Co.	10,152	1,900
Time Warner, Inc.	64,840	4,235	Precision Drilling Corp.(Æ)	43,700	523
TJX Cos., Inc.	2,079	126	Rowan Companies PLC(Æ)	19,100	643
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	3,300	322	Schlumberger, Ltd.	39,104	3,813
Viacom, Inc. Class B	31,729	2,695	Southwestern Energy Co.(Æ)	34,000	1,564
Vodafone Group PLC(Æ)	36,681	1,350	Spectra Energy Corp.	1,924	71
Wal-Mart Stores, Inc.	18,421	1,408	Statoil ASA - ADR	27,300	770
Walt Disney Co. (The)	50,019	4,006	Transocean, Ltd.(Ñ)	18,900	781
Whirlpool Corp.	7,130	1,065	Valero Energy Corp.	18,700	993
Yum! Brands, Inc.	28,400	2,141	Whiting Petroleum Corp.(Æ)	14,300	992
		66,354			48,289

Consumer Staples - 5.0%			Financial Services - 17.7%
Altria Group, Inc.	5,869	220	ACE, Ltd.	29,091	2,882
Andersons, Inc. (The)	3,750	222	Aflac, Inc.	15,902	1,003
Anheuser-Busch InBev NV - ADR	12,700	1,337	Allstate Corp. (The)	32,527	1,840
			American Express Co.	41,870	3,769

See accompanying notes which are an integral part of this quarterly report.

Multi-Style Equity Fund 3

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
American Tower Corp. Class A(ö)	33,579	2,749	Prosperity Bancshares, Inc.	5,300	351
Ameriprise Financial, Inc.	3,230	356	Protective Life Corp.	3,200	168
Aon PLC	15,800	1,332	Prudential Financial, Inc.	31,700	2,684
Artisan Partners Asset Management, Inc.			Public Storage(ö)	412	69
Class A	2,200	141	Raymond James Financial, Inc.	7,700	431
Aspen Insurance Holdings, Ltd.	17,200	683	Regions Financial Corp.	14,300	159
Assurant, Inc.	8,200	533	Selective Insurance Group, Inc.	5,300	124
Axis Capital Holdings, Ltd.	9,400	431	Signature Bank(Æ)	1,020	128
Bank of America Corp.	201,500	3,467	Simon Property Group, Inc.(ö)	1,900	312
Bank of New York Mellon Corp. (The)	27,800	981	State Street Corp.	27,280	1,897
BB&T Corp.	23,400	940	SunTrust Banks, Inc.	43,500	1,731
Berkshire Hathaway, Inc. Class B(Æ)	27,690	3,460	SVB Financial Group(Æ)	2,250	290
BlackRock, Inc. Class A	1,714	539	Taubman Centers, Inc.(ö)	5,800	411
BOK Financial Corp.	2,030	140	TCF Financial Corp.	15,200	253
Brandywine Realty Trust(ö)	7,900	114	TD Ameritrade Holding Corp.	15,200	516
Brown & Brown, Inc.	12,600	388	Thomson Reuters Corp.	969	33
Capital One Financial Corp.	41,350	3,192	Travelers Cos., Inc. (The)	11,521	981
Cathay General Bancorp	4,500	113	US Bancorp	14,261	611
Chubb Corp. (The)	747	67	Valley National Bancorp(Ñ)	26,836	279
CIT Group, Inc.	11,100	544	Visa, Inc. Class A	22,148	4,781
Citigroup, Inc.	78,350	3,729	Webster Financial Corp.	2,300	71
CME Group, Inc. Class A	6,100	451	Wells Fargo & Co.	41,500	2,064
Comerica, Inc.	21,300	1,103	Western Alliance Bancorp(Æ)	1,600	39
Cullen/Frost Bankers, Inc.(Ñ)	7,100	550	XL Group PLC Class A	17,600	550
DCT Industrial Trust, Inc.(ö)	34,500	272	Zions Bancorporation	3,100	96
Discover Financial Services	35,487	2,065			82,879
Douglas Emmett, Inc.(ö)	11,400	309
Fifth Third Bancorp	14,900	342	Health Care - 14.3%
First Financial Holdings, Inc.	2,720	170	Abbott Laboratories	38,919	1,499
FleetCor Technologies, Inc.(Æ)	5,113	589	AbbVie, Inc.	10,000	514
Fotex Holding SE(Æ)	46,982	1,502	Actavis PLC(Æ)	5,614	1,156
Franklin Resources, Inc.	1,105	60	Aetna, Inc.	12,900	967
Fulton Financial Corp.	6,400	81	Allergan, Inc.	15,359	1,906
General Growth Properties, Inc.(ö)	17,900	394	Amgen, Inc.	9,855	1,215
Glimcher Realty Trust(ö)	4,000	40	Baxter International, Inc.	64,101	4,717
Goldman Sachs Group, Inc. (The)	15,950	2,613	Becton Dickinson and Co.	559	65
Hanover Insurance Group, Inc. (The)	3,700	227	Biogen Idec, Inc.(Æ)	7,124	2,179
Hartford Financial Services Group, Inc.	21,400	755	Boston Scientific Corp.(Æ)	54,200	733
Huntington Bancshares, Inc.	30,100	300	Bristol-Myers Squibb Co.	48,961	2,544
IntercontinentalExchange Group, Inc.	1,400	277	Celgene Corp.(Æ)	5,551	775
JPMorgan Chase & Co.	36,350	2,207	Cerner Corp.(Æ)	29,810	1,677
Lincoln National Corp.	15,833	802	Cigna Corp.(Æ)	4,900	410
Loews Corp.	663	29	Clovis Oncology, Inc.(Æ)	2,800	194
LPL Financial Holdings, Inc.	4,900	257	Covidien PLC	43,204	3,182
M&T Bank Corp.(Ñ)	4,600	558	Eli Lilly & Co.	2,899	171
Markel Corp.(Æ)	2,740	1,633	Forest Laboratories, Inc.(Æ)	19,940	1,840
Marsh & McLennan Cos., Inc.	1,585	78	Gilead Sciences, Inc.(Æ)	29,263	2,074
MasterCard, Inc. Class A	20,713	1,547	HCA Holdings, Inc.(Æ)	4,000	210
MBIA, Inc.(Æ)	3,300	46	Health Net, Inc.(Æ)	10,500	357
Mercury General Corp.	6,000	270	Humana, Inc.	6,140	692
MetLife, Inc.	26,479	1,398	IDEXX Laboratories, Inc.(Æ)	5,450	662
Morgan Stanley	49,400	1,540	Intercept Pharmaceuticals, Inc.(Æ)	623	205
Northern Trust Corp.	17,600	1,154	Intuitive Surgical, Inc.(Æ)	36	16
PartnerRe, Ltd. - ADR	6,530	676	Johnson & Johnson	67,181	6,600
People's United Financial, Inc.	22,200	330	McKesson Corp.	6,223	1,099
Plum Creek Timber Co., Inc.(ö)	13,100	551	Medtronic, Inc.	28,959	1,782
PNC Financial Services Group, Inc. (The)	51,100	4,446	Merck & Co., Inc.	8,845	502
Principal Financial Group, Inc.	9,000	414	Mylan, Inc.(Æ)	14,500	708
PrivateBancorp, Inc. Class A	2,700	82	Novartis AG - ADR(Æ)	16,350	1,390
Progressive Corp. (The)	14,000	339	Perrigo Co. PLC	9,400	1,454

See accompanying notes which are an integral part of this quarterly report.

4 Multi-Style Equity Fund

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Pfizer, Inc.	241,008	7,742	Canadian Pacific Railway, Ltd.	5,907	889
Pharmacyclics, Inc.(Æ)	4,527	454	Caterpillar, Inc.	24,400	2,425
Quintiles Transnational Holdings, Inc.(Æ)	1,800	91	CH Robinson Worldwide, Inc.	12,800	671
Regeneron Pharmaceuticals, Inc.(Æ)	5,722	1,718	Con-way, Inc.	1,200	49
Roche Holding AG - ADR(Æ)	20,000	754	CSX Corp.	24,565	711
Sanofi - ADR	29,537	1,544	Cummins, Inc.	800	119
St. Jude Medical, Inc.	42,145	2,755	Danaher Corp.	1,733	130
Stryker Corp.	954	78	Deere & Co.	7,700	699
Teva Pharmaceutical Industries, Ltd. - ADR	10,050	531	Delta Air Lines, Inc.	56,920	1,972
Thermo Fisher Scientific, Inc.	7,142	858	Eaton Corp. PLC	9,423	708
UnitedHealth Group, Inc.	41,204	3,378	EMCOR Group, Inc.	7,800	365
Valeant Pharmaceuticals International, Inc.			Emerson Electric Co.	11,077	740
(Æ)	10,741	1,416	FedEx Corp.	11,090	1,470
Vertex Pharmaceuticals, Inc.(Æ)	10,110	715	Fluor Corp.	2,700	210
WellPoint, Inc.	13,000	1,294	General Electric Co.	294,900	7,634
Zimmer Holdings, Inc.	3,700	350	Harsco Corp.	25,200	590
		67,173	Honeywell International, Inc.	55,266	5,126
			IDEX Corp.	10,000	729
Materials and Processing - 5.3%			Illinois Tool Works, Inc.	1,064	87
Air Products & Chemicals, Inc.	599	71	Itron, Inc.(Æ)	3,400	121
Alcoa, Inc.	46,600	600	Jacobs Engineering Group, Inc.(Æ)	7,200	457
Ashland, Inc.	1,500	149	L-3 Communications Holdings, Inc.	7,200	851
Bemis Co., Inc.	13,300	522	Lexmark International, Inc. Class A	19,910	922
Commercial Metals Co.	4,500	85	Lockheed Martin Corp.	751	123
Crown Holdings, Inc.(Æ)	5,100	228	Manpowergroup, Inc.	6,200	489
Domtar Corp.	530	59	Mettler-Toledo International, Inc.(Æ)	5,419	1,277
Dow Chemical Co. (The)	10,700	520	Norfolk Southern Corp.	6,530	635
Ecolab, Inc.	30,116	3,252	Northrop Grumman Corp.	640	79
EI du Pont de Nemours & Co.	8,400	564	Orbital Sciences Corp.(Æ)	5,297	148
Fastenal Co.(Ñ)	32,020	1,579	Raytheon Co.	2,238	221
Freeport-McMoRan Copper & Gold, Inc.	32,400	1,071	Republic Services, Inc. Class A	17,600	601
Huntsman Corp.	43,400	1,060	Ryder System, Inc.	6,000	480
International Paper Co.	12,700	583	Sensata Technologies Holding NV(Æ)	27,435	1,170
LyondellBasell Industries Class A	6,200	551	SPX Corp.	3,100	305
Mallinckrodt PLC	167	11	Stanley Black & Decker, Inc.	6,800	552
Masco Corp.	31,500	700	Teekay Corp.	2,500	141
Monsanto Co.	43,074	4,901	Tidewater, Inc.	16,200	788
Mosaic Co. (The)	36,100	1,805	TransDigm Group, Inc.	9,564	1,771
Nucor Corp.	15,100	763	Union Pacific Corp.	7,054	1,324
Owens-Illinois, Inc.(Æ)	4,100	139	United Continental Holdings, Inc.(Æ)	20,600	919
PH Glatfelter Co.	3,400	93	United Parcel Service, Inc. Class B	947	92
PPG Industries, Inc.	10,851	2,100	United Technologies Corp.	9,076	1,061
Praxair, Inc.	9,875	1,293	Waste Management, Inc.	1,349	57
Precision Castparts Corp.	3,085	779			50,420
Reliance Steel & Aluminum Co.	9,000	636
Steel Dynamics, Inc.	48,600	865	Technology - 15.3%
Westlake Chemical Corp.	1,080	71	Adobe Systems, Inc.(Æ)	11,633	765
		25,050	ADTRAN, Inc.	3,800	93
			Altera Corp.	20,500	743
Producer Durables - 10.7%			Analog Devices, Inc.	27,128	1,442
3M Co.	2,026	275	Anixter International, Inc.	680	69
ABM Industries, Inc.	9,200	264	Apple, Inc.	12,955	6,951
Accenture PLC Class A	1,880	150	Aspen Technology, Inc.(Æ)	3,900	165
AGCO Corp.	13,100	723	Avago Technologies, Ltd. Class A	11,400	734
Air Lease Corp. Class A	11,800	440	Benchmark Electronics, Inc.(Æ)	11,200	254
AO Smith Corp.	16,300	750	Broadcom Corp. Class A	20,300	639
Automatic Data Processing, Inc.	29,604	2,287	Brocade Communications Systems, Inc.(Æ)	96,600	1,025
B/E Aerospace, Inc.(Æ)	17,559	1,524	Ciena Corp.(Æ)	8,000	182
Boeing Co. (The)	31,764	3,985	Cisco Systems, Inc.	162,386	3,639
Booz Allen Hamilton Holding Corp. Class A	5,200	114

See accompanying notes which are an integral part of this quarterly report.

Multi-Style Equity Fund 5

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Cognizant Technology Solutions Corp. Class			New Jersey Resources Corp.	3,200	159
A(Æ)	1,492	76	NextEra Energy, Inc.	6,510	623
Electronic Arts, Inc.(Æ)	31,800	923	Penn West Petroleum, Ltd. Class A - ADR(Ñ)	41,900	350
EMC Corp.	37,252	1,021	PG&E Corp.	14,107	609
Equinix, Inc.(Æ)	8,080	1,494	Pinnacle West Capital Corp.	12,700	694
Facebook, Inc. Class A(Æ)	23,154	1,395	Southern Co.	2,149	94
Google, Inc. Class A(Æ)	6,515	7,261	UIL Holdings Corp.	5,900	217
Hewlett-Packard Co.	57,300	1,854	Verizon Communications, Inc.	4,803	228
Integrated Device Technology, Inc.(Æ)	28,300	346			13,370
Intel Corp.	162,072	4,184
International Business Machines Corp.	8,369	1,611	Total Common Stocks
Intersil Corp. Class A	18,900	244	(cost $350,358)		449,246
Intuit, Inc.	16,266	1,264
Jabil Circuit, Inc.	27,700	499	Short-Term Investments - 3.9%
Juniper Networks, Inc.(Æ)	37,900	976	Russell U.S. Cash Management Fund	18,144,219 (∞)	18,144
Lam Research Corp.(Æ)	9,256	509
Lambda TD Software, Inc.(Æ)	10,600	202	Total Short-Term Investments
LinkedIn Corp. Class A(Æ)	5,430	1,004	(cost $18,144)		18,144
Marvell Technology Group, Ltd.	49,900	786	Other Securities - 1.4%
Maxim Integrated Products, Inc.	18,600	616	Russell U.S. Cash Collateral Fund(×)	6,433,022 (∞)	6,433
Mentor Graphics Corp.	14,000	308
Microsoft Corp.	61,834	2,535	Total Other Securities
Motorola Solutions, Inc.	10,700	688	(cost $6,433)		6,433
NetApp, Inc.	39,600	1,461	Total Investments 100.9%
NXP Semiconductor NV(Æ)	4,200	247	(identified cost $374,935)		473,823
ON Semiconductor Corp.(Æ)	12,700	119
Oracle Corp.	156,452	6,398	Other Assets and Liabilities,
PMC-Sierra, Inc.(Æ)	23,500	179	Net - (0.9%)		(4,431)
Polycom, Inc.(Æ)	16,400	225
QUALCOMM, Inc.	72,992	5,757	Net Assets - 100.0%		469,392
Salesforce.com, Inc.(Æ)	24,310	1,388
SAP AG - ADR(Ñ)	19,300	1,569
ServiceNow, Inc.(Æ)	8,155	489
Splunk, Inc.(Æ)	6,757	483
Symantec Corp.	31,300	625
SYNNEX Corp.(Æ)	2,200	133
Synopsys, Inc.(Æ)	16,800	645
Texas Instruments, Inc.	64,749	3,052
Tyco International, Ltd.	17,300	734
Unisys Corp.(Æ)	1,500	46
Western Digital Corp.	10,800	992
Workday, Inc. Class A(Æ)	5,062	463
Yahoo!, Inc.(Æ)	158	6
Yelp, Inc. Class A(Æ)	5,351	412
Zynga, Inc. Class A(Æ)	25,000	108
		72,028

Utilities - 2.9%
American Electric Power Co., Inc.	1,184	60
AT&T, Inc.	118,789	4,167
Calpine Corp.(Æ)	8,600	180
CenturyLink, Inc.	157	5
Dominion Resources, Inc.	750	53
Duke Energy Corp.	8,744	622
Edison International	13,200	748
Encana Corp.	54,800	1,173
Entergy Corp.	4,300	287
Exelon Corp.	71,978	2,416
Level 3 Communications, Inc.(Æ)	3,900	153
National Fuel Gas Co.	7,600	532

See accompanying notes which are an integral part of this quarterly report.

6 Multi-Style Equity Fund

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	184	USD	17,154	06/14	181
S&P E-Mini Consumer Staples Select Sector Index Futures	71	USD	3,050	06/14	41
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					222

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1	Level 2			Level 3		Total
Common Stocks
Consumer Discretionary	$66,354		$—			$—		$66,354
Consumer Staples	23,683		—			—		23,683
Energy	48,289		—			—		48,289
Financial Services	82,879		—			—		82,879
Health Care	67,173		—			—		67,173
Materials and Processing	25,050		—			—		25,050
Producer Durables	50,420		—			—		50,420
Technology	72,028		—			—		72,028
Utilities	13,370		—			—		13,370
Short-Term Investments	—		18,144			—		18,144
Other Securities	—		6,433			—		6,433
Total Investments	449,246		24,577			—		473,823

Other Financial Instruments
Futures Contracts	222		—			—		222
Total Other Financial Instruments*	$222		$—			$—		$222

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2014, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Multi-Style Equity Fund 7

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Common Stocks - 92.5%			Pep Boys-Manny Moe & Jack (The)(Æ)	50,389	641
			Perry Ellis International, Inc.(Æ)	36,466	501
Consumer Discretionary - 13.1%			Pier 1 Imports, Inc.	39,940	754
Abercrombie & Fitch Co. Class A	29,570	1,139	QuinStreet, Inc.(Æ)	4,300	29
American Eagle Outfitters, Inc.	74,540	912	Red Robin Gourmet Burgers, Inc.(Æ)	14,543	1,042
Asbury Automotive Group, Inc.(Æ)	13,410	742	Rentrak Corp.(Æ)	1,100	66
Ascena Retail Group, Inc.(Æ)	4,302	74	RG Barry Corp.	16,311	308
Barnes & Noble, Inc.(Æ)	2,300	48	Rocky Brands, Inc.	31,122	448
bebe stores inc	7,000	43	Rosetta Stone, Inc.(Æ)	3,100	35
Bridgepoint Education, Inc.(Æ)	16,027	239	Ruby Tuesday, Inc.(Æ)	97,693	548
Brown Shoe Co., Inc.	5,300	141	Sally Beauty Holdings, Inc.(Æ)	2,785	76
Buffalo Wild Wings, Inc.(Æ)	1,750	261	Skullcandy, Inc.(Æ)	21,900	201
Capella Education Co.	13,217	835	Smith & Wesson Holding Corp.(Æ)(Ñ)	32,649	477
Chico's FAS, Inc.	57,950	929	Sonic Automotive, Inc. Class A	2,200	49
Children's Place Retail Stores, Inc. (The)(Æ)	7,410	369	Sonic Corp.(Æ)	33,020	753
Citi Trends, Inc.(Æ)	45,524	742	Stage Stores, Inc.	27,305	668
Columbia Sportswear Co.(Æ)	874	72	Stamps.com, Inc.(Æ)	20,205	678
Courier Corp.	1,000	15	Steiner Leisure, Ltd.(Æ)	1,700	79
Cracker Barrel Old Country Store, Inc.	1,900	185	Steven Madden, Ltd.(Æ)	24,816	893
CSS Industries, Inc.	645	17	Stoneridge, Inc.(Æ)	5,800	65
CST Brands, Inc.	810	25	Tandy Leather Factory, Inc.(Æ)	1,700	16
Deckers Outdoor Corp.(Æ)	5,440	434	TravelCenters of America LLC(Æ)	55,773	455
Delta Apparel, Inc.(Æ)	11,600	190	Universal Electronics, Inc.(Æ)	26,290	1,009
Destination Maternity Corp.	9,100	249	Vera Bradley, Inc.(Æ)	2,670	72
Destination XL Group, Inc.(Æ)	78,675	444	West Marine, Inc.(Æ)	36,746	418
DineEquity, Inc.	772	60	Zagg, Inc.(Æ)	46,421	214
Dorman Products, Inc.(Æ)	20,695	1,222
Drew Industries, Inc.	3,076	167			32,713
Ethan Allen Interiors, Inc.	27,730	706
Express, Inc.(Æ)	24,280	386	Consumer Staples - 2.4%
Finish Line, Inc. (The) Class A	7,600	206	Alliance One International, Inc.(Æ)	8,700	25
Fox Factory Holding Corp.(Æ)	5,200	98	Andersons, Inc. (The)	7,530	446
Fuel Systems Solutions, Inc.(Æ)	62,503	673	Casey's General Stores, Inc.	3,900	264
G-III Apparel Group, Ltd.(Æ)	7,830	560	Coca-Cola Bottling Co.	700	59
Grand Canyon Education, Inc.(Æ)	26,864	1,254	Dean Foods Co.(Æ)	41,635	644
Group 1 Automotive, Inc.	7,050	463	Fresh Del Monte Produce, Inc.	6,200	171
Guess?, Inc.	15,420	426	Fresh Market, Inc. (The)(Æ)	16,402	551
Harman International Industries, Inc.	400	43	Ingles Markets, Inc. Class A	4,972	118
Haverty Furniture Cos., Inc.	7,400	220	J&J Snack Foods Corp.	6,410	615
HealthStream, Inc.(Æ)	34,175	912	Medifast, Inc.(Æ)	7,480	218
Helen of Troy, Ltd.(Æ)	2,000	138	Nature's Sunshine Products, Inc.	1,400	19
Hibbett Sports, Inc.(Æ)(Ñ)	8,300	439	Omega Protein Corp.(Æ)	9,758	118
Hillenbrand, Inc.	1,700	55	Pantry, Inc. (The)(Æ)	800	12
HSN, Inc.	2,400	143	Rite Aid Corp.(Æ)	14,000	88
Inter Parfums, Inc.	25,809	935	Roundy's, Inc.	14,300	98
Jack in the Box, Inc.(Æ)	8,100	477	Sanderson Farms, Inc.	2,800	220
JAKKS Pacific, Inc.(Ñ)	6,300	45	Snyders-Lance, Inc.	8,083	228
Kirkland's, Inc.(Æ)	7,000	129	SodaStream International, Ltd.(Æ)(Ñ)	8,912	393
Kona Grill, Inc.(Æ)	6,700	136	Spartan Stores, Inc.	2,200	51
Krispy Kreme Doughnuts, Inc.(Æ)	31,580	560	Synutra International, Inc.(Æ)(Ñ)	1,600	11
Libbey, Inc.(Æ)	18,636	485	TreeHouse Foods, Inc.(Æ)	10,885	784
Marchex, Inc. Class A	4,800	50	Universal Corp.	16,890	944
Marriott Vacations Worldwide Corp.(Æ)	800	45	WD-40 Co.	700	54
MDC Holdings, Inc.	38,690	1,095			6,131
Meredith Corp.	18,164	843
Meritage Homes Corp.(Æ)	13,760	576	Energy - 6.6%
Nutrisystem, Inc.	6,600	99	Athlon Energy, Inc.(Æ)	2,900	103
Office Depot, Inc.(Æ)	8,000	33	Cal Dive International, Inc.(Æ)(Ñ)	259,764	442
Orient-Express Hotels, Ltd. Class A(Æ)	14,400	208	CARBO Ceramics, Inc.	5,652	780
Papa John's International, Inc.	3,600	188	Clayton Williams Energy, Inc.(Æ)	1,500	170
Penske Automotive Group, Inc.	900	38	Comstock Resources, Inc.	180	4

See accompanying notes which are an integral part of this quarterly report.

8 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Contango Oil & Gas Co.(Æ)	12,425	593	Bryn Mawr Bank Corp.	1,900	55
Delek US Holdings, Inc.	37,480	1,088	Calamos Asset Management, Inc. Class A	2,000	26
Emerald Oil, Inc.(Æ)	13,700	92	Capitol Federal Financial, Inc.	70,531	886
Evolution Petroleum Corp.	1,600	20	Capstead Mortgage Corp.(Ñ)(ö)	25,020	317
Geospace Technologies Corp.(Æ)	15,616	1,033	CBOE Holdings, Inc.	300	17
Gulfport Energy Corp.(Æ)	10,984	782	Centerstate Banks, Inc.	300	3
ION Geophysical Corp.(Æ)	10,300	43	Central Pacific Financial Corp.	4,000	81
Jones Energy, Inc. Class A(Æ)	3,300	50	Chemical Financial Corp.	26,970	875
Key Energy Services, Inc.(Æ)	61,311	567	Citizens & Northern Corp.	900	18
Matador Resources Co.(Æ)	67,160	1,645	City Holding Co.	500	22
Matrix Service Co.(Æ)	8,900	301	CNB Financial Corp.	600	11
Nabors Industries, Ltd.	41,955	1,034	CNO Financial Group, Inc.	15,400	279
Natural Gas Services Group, Inc.(Æ)	1,738	52	CoBiz Financial, Inc.	13,481	155
Newfield Exploration Co.(Æ)	2,500	78	Community Bank System, Inc.	3,391	132
Pacific Drilling SA(Æ)	48,837	531	Community Trust Bancorp, Inc.	2,100	87
Patterson-UTI Energy, Inc.	26,694	846	Crawford & Co. Class B	700	8
PBF Energy, Inc. Class A	28,270	729	Credit Acceptance Corp.(Æ)	135	19
PDC Energy, Inc.(Æ)	15,720	979	CVB Financial Corp.	26,210	417
Pioneer Energy Services Corp.(Æ)	16,300	211	DiamondRock Hospitality Co.(ö)	53,774	632
Precision Drilling Corp.(Æ)	37,410	448	Dime Community Bancshares, Inc.	12,990	221
Rowan Companies PLC(Æ)	27,948	941	Douglas Emmett, Inc.(ö)	2,700	73
Superior Energy Services, Inc.	28,803	886	Eagle Bancorp, Inc.(Æ)	2,100	76
Synergy Resources Corp.(Æ)	12,100	130	East West Bancorp, Inc.	1,424	52
Triangle Petroleum Corp.(Æ)	75,217	620	EastGroup Properties, Inc.(ö)	4,800	302
Unit Corp.(Æ)	18,076	1,182	Enstar Group, Ltd.(Æ)	700	95
Vaalco Energy, Inc.(Æ)	18,800	161	Enterprise Financial Services Corp.	2,300	46
Warren Resources, Inc.(Æ)	8,400	40	EPR Properties(ö)	5,092	272
		16,581	FBL Financial Group, Inc. Class A	1,500	65
			Federal National Holding Co.(Æ)	2,000	37
Financial Services - 17.7%			FelCor Lodging Trust, Inc.(ö)	14,700	133
Access National Corp.	400	6	First Busey Corp.	5,300	31
Advent Software, Inc.	19,025	559	First Defiance Financial Corp.	800	22
AG Mortgage Investment Trust, Inc.(ö)	9,500	166	First Financial Bancorp	49,790	896
Alexander & Baldwin, Inc.	11,421	486	First Financial Corp.	2,200	74
American National Bankshares, Inc.	1,100	26	First Financial Holdings, Inc.	2,100	132
Amerisafe, Inc.	16,349	718	First Interstate Bancsystem, Inc. Class A	4,900	138
Amtrust Financial Services, Inc.(Ñ)	4,100	154	First Midwest Bancorp, Inc.	11,500	196
Apollo Residential Mortgage, Inc.(ö)	4,800	78	FirstMerit Corp.	4,800	100
Arbor Realty Trust, Inc.(ö)	3,700	26	FNB Corp.	50,090	671
Argo Group International Holdings, Ltd.	4,201	193	Forestar Group, Inc.(Æ)	23,574	420
Arlington Asset Investment Corp. Class A(Ñ)	1,000	26	Franklin Street Properties Corp.(ö)	52,637	663
Artisan Partners Asset Management, Inc.			Gain Capital Holdings, Inc.	63,157	682
Class A	1,200	77	German American Bancorp, Inc.	1,400	40
Assurant, Inc.	2,500	162	GFI Group, Inc.	161,681	574
Asta Funding, Inc.(Æ)	10,938	90	Gladstone Commercial Corp.(ö)	1,000	17
Astoria Financial Corp.	52,590	727	Global Cash Access Holdings, Inc.(Æ)	6,700	46
Baldwin & Lyons, Inc. Class B	1,100	29	Great Southern Bancorp, Inc.	2,478	74
Bancfirst Corp.	2,100	119	Green Dot Corp. Class A(Æ)	14,543	284
Bancorp, Inc.(Æ)	38,494	724	Hallmark Financial Services, Inc.(Æ)	3,200	27
Bank of Marin Bancorp	1,000	45	Hancock Holding Co.	35,264	1,294
Bank of the Ozarks, Inc.	10,170	692	Hanover Insurance Group, Inc. (The)	2,000	123
BBCN Bancorp, Inc.	9,800	168	HCI Group, Inc.	1,300	47
BioMed Realty Trust, Inc.(ö)	34,171	700	Healthcare Realty Trust, Inc.(ö)	19,545	472
Blackhawk Network Holdings, Inc. Class			Hercules Technology Growth Capital, Inc.
A(Æ)(Ñ)	4,400	107	(Æ)(Ñ)	6,290	89
BOK Financial Corp.	2,800	193	HFF, Inc. Class A	2,700	91
Boston Private Financial Holdings, Inc.	9,558	129	Hilltop Holdings, Inc.(Æ)	29,821	709
Brandywine Realty Trust(ö)	900	13	Home BancShares, Inc.	18,400	633
Bridge Bancorp, Inc.	300	8	Home Loan Servicing Solutions, Ltd.	2,800	60
Brookline Bancorp, Inc.	86,345	813	HomeTrust Bancshares, Inc.(Æ)	3,000	47

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund 9

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Horace Mann Educators Corp.	8,700	252	Solar Capital, Ltd.	600	13
Iberiabank Corp.	29,380	2,061	Southwest Bancorp, Inc.	1,400	25
Infinity Property & Casualty Corp.	12,380	837	Sovran Self Storage, Inc.(ö)	3,100	228
Interactive Brokers Group, Inc. Class A	1,000	22	State Auto Financial Corp.	500	11
Investment Technology Group, Inc.(Æ)	22,500	455	State Bank Financial Corp.	7,200	127
JER Investment Trust, Inc.(Æ)(Þ)	1,771	—	Stellus Capital Investment Corp.	400	6
KKR Financial Holdings LLC	7,202	83	Susquehanna Bancshares, Inc.	65,120	742
Lakeland Financial Corp.	1,800	72	SVB Financial Group(Æ)	1,920	247
LaSalle Hotel Properties(ö)	10,606	332	SY Bancorp, Inc.	2,000	63
LTC Properties, Inc.(ö)	6,400	241	Symetra Financial Corp.	21,962	435
Maiden Holdings, Ltd.	29,300	366	Taubman Centers, Inc.(ö)	1,000	71
MainSource Financial Group, Inc.	4,100	70	TCF Financial Corp.	800	13
Manning & Napier, Inc. Class A	5,810	97	Territorial Bancorp, Inc.	1,449	31
MarketAxess Holdings, Inc.	15,952	945	Texas Capital Bancshares, Inc.(Æ)	10,570	686
MB Financial, Inc.	800	25	Third Point Reinsurance, Ltd.(Æ)	920	15
MCG Capital Corp.	18,100	69	Triangle Capital Corp.	1,000	26
Mercantile Bank Corp.	3,629	75	Trico Bancshares	3,600	93
Merchants Bancshares, Inc.	119	4	Tristate Capital Holdings, Inc.(Æ)	1,400	20
Metro Bancorp, Inc.(Æ)	1,200	25	United Fire Group, Inc.	6,078	184
MoneyGram International, Inc.(Æ)	6,100	108	Waddell & Reed Financial, Inc. Class A	2,900	213
Morningstar, Inc.	6,000	474	Washington Banking Co.	4,037	72
National Bank Holdings Corp. Class A	39,620	795	Washington Federal, Inc.	42,430	988
National Interstate Corp.	656	18	Webster Financial Corp.	7,200	224
National Penn Bancshares, Inc.	78,065	816	WesBanco, Inc.	5,000	159
Navigators Group, Inc. (The)(Æ)	3,500	215	Westamerica Bancorporation(Ñ)	13,540	732
NBT Bancorp, Inc.	600	15	Western Alliance Bancorp(Æ)	1,000	25
New Residential Investment Corp.(ö)	134,393	870	Westwood Holdings Group, Inc.	11,475	719
Northfield Bancorp, Inc.	24,660	317	Wilshire Bancorp, Inc.	15,300	170
Northrim BanCorp, Inc.	8,145	209	Winthrop Realty Trust(ö)	6,200	72
Northwest Bancshares, Inc.	18,920	276	WisdomTree Investments, Inc.(Æ)(Ñ)	6,500	85
OceanFirst Financial Corp.	4,000	71	WSFS Financial Corp.	1,900	136
Old Line Bancshares, Inc.(Æ)	1,900	33			44,058
Old National Bancorp	32,545	485
Old Republic International Corp.	3,700	61	Health Care - 7.9%
One Liberty Properties, Inc.(ö)	1,100	23	Abaxis, Inc.(Æ)	19,100	743
Oritani Financial Corp.	8,100	128	Affymetrix, Inc.(Æ)(Ñ)	14,700	105
Pacific Continental Corp.	22,491	309	Air Methods Corp.(Æ)	16,800	898
Park Sterling Corp.	6,100	41	Akorn, Inc.(Æ)	45,800	1,007
Peoples Bancorp, Inc.	2,400	59	Align Technology, Inc.(Æ)	17,570	910
Piper Jaffray Cos.(Æ)	15,949	730	Almost Family, Inc.(Æ)	1,000	23
Platinum Underwriters Holdings, Ltd.	7,400	445	Alphatec Holdings, Inc.(Æ)	19,100	29
Preferred Bank(Æ)	600	16	Analogic Corp.	2,400	197
PrivateBancorp, Inc. Class A	49,210	1,503	Bio-Rad Laboratories, Inc. Class A(Æ)	700	90
ProAssurance Corp.	3,222	143	Bio-Reference Labs, Inc.(Æ)(Ñ)	2,800	78
Prosperity Bancshares, Inc.	4,300	284	BioScrip, Inc.(Æ)	54,208	378
Provident Financial Holdings, Inc.	1,600	25	Cambrex Corp.(Æ)	23,512	444
Provident Financial Services, Inc.	8,200	151	Cantel Medical Corp.	29,723	1,002
RAIT Financial Trust(ö)	2,100	18	Centene Corp.(Æ)	25,540	1,589
Regional Management Corp.(Æ)	5,800	143	CONMED Corp.	6,997	304
RLI Corp.	4,800	212	Cytokinetics, Inc.(Æ)	5,500	52
RLJ Lodging Trust(ö)	8,900	238	Delcath Systems, Inc.(Æ)	4,400	1
S&T Bancorp, Inc.	1,000	24	Emergent Biosolutions, Inc.(Æ)	9,300	235
Sabra Health Care REIT, Inc.(ö)	6,900	192	Exactech, Inc.(Æ)	10,800	244
Safeguard Scientifics, Inc.(Æ)	4,581	102	Greatbatch, Inc.(Æ)	5,700	262
Safety Insurance Group, Inc.	2,200	118	Hanger, Inc.(Æ)	1,400	47
Sandy Spring Bancorp, Inc.	1,200	30	Health Net, Inc.(Æ)	800	27
Saul Centers, Inc.(ö)	600	28	ICON PLC(Æ)	18,370	873
Selective Insurance Group, Inc.	12,100	282	Kindred Healthcare, Inc.	2,700	63
Sierra Bancorp	300	5	Lannett Co., Inc.(Æ)	12,690	453
Simmons First National Corp. Class A	2,300	86	Magellan Health Services, Inc.(Æ)	7,300	433

See accompanying notes which are an integral part of this quarterly report.

10 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Masimo Corp.(Æ)	4,052	111	Omnova Solutions, Inc.(Æ)	43,200	448
Medidata Solutions, Inc.(Æ)	24,890	1,353	Packaging Corp. of America	1,800	127
Meridian Bioscience, Inc.(Ñ)	17,385	379	Patrick Industries, Inc.(Æ)	7,100	315
Molina Healthcare, Inc.(Æ)	3,800	143	PGT, Inc.(Æ)	19,200	221
National Research Corp. Class A(Æ)	25,785	428	PH Glatfelter Co.	2,400	65
National Research Corp. Class B(Æ)	4,897	215	Quaker Chemical Corp.	3,100	244
Natus Medical, Inc.(Æ)	6,000	155	Quanex Building Products Corp.	37,740	780
Neogen Corp.(Æ)	34,935	1,569	Reliance Steel & Aluminum Co.	1,000	71
Omnicell, Inc.(Æ)	23,015	659	Ring Energy, Inc.(Æ)	14,400	220
Pacific Biosciences of California, Inc.(Æ)	8,600	46	RTI International Metals, Inc.(Æ)	18,615	517
PAREXEL International Corp.(Æ)	17,940	969	Schnitzer Steel Industries, Inc. Class A	16,115	465
PharMerica Corp.(Æ)	4,400	123	Simpson Manufacturing Co., Inc.	42,850	1,514
Prestige Brands Holdings, Inc.(Æ)	14,390	392	Steel Dynamics, Inc.	9,800	174
Rigel Pharmaceuticals, Inc.(Æ)	10,701	42	Stillwater Mining Co.(Æ)	40,652	602
RTI Surgical, Inc.(Æ)	137,194	560	Universal Forest Products, Inc.	9,437	522
Select Medical Holdings Corp.	2,800	35	Universal Stainless & Alloy Products, Inc.
SIGA Technologies, Inc.(Æ)(Ñ)	4,300	13	(Æ)	17,919	605
STERIS Corp.	9,791	468	Watsco, Inc.	2,500	250
Streamline Health Solutions, Inc.(Æ)	23,400	118			18,630
SurModics, Inc.(Æ)	2,600	59
Techne Corp.	3,650	312	Producer Durables - 17.0%
Thoratec Corp.(Æ)	6,100	218	ABM Industries, Inc.	50,505	1,452
Triple-S Management Corp. Class B(Æ)	1,500	24	ACCO Brands Corp.(Æ)	51,763	319
US Physical Therapy, Inc.	11,043	382	Advisory Board Co. (The)(Æ)	21,920	1,409
WellCare Health Plans, Inc.(Æ)	2,500	159	AGCO Corp.	1,900	105
West Pharmaceutical Services, Inc.	4,942	218	Air Lease Corp. Class A	5,400	201
		19,637	Air Transport Services Group, Inc.(Æ)	17,041	134
			Aircastle, Ltd.	1,100	21
Materials and Processing - 7.5%			Alamo Group, Inc.	900	49
A Schulman, Inc.	1,900	69	Albany International Corp. Class A	4,700	167
AAON, Inc.	28,930	806	American Superconductor Corp.(Æ)(Ñ)	49,400	80
Axiall Corp.	21,185	952	AO Smith Corp.	5,800	267
Balchem Corp.	14,330	747	Astec Industries, Inc.	28,145	1,235
Beacon Roofing Supply, Inc.(Æ)	17,150	663	Astronics Corp.(Æ)	2,799	177
Cabot Corp.	29,537	1,744	Astronics Corp. Class B(Æ)	699	44
Clarcor, Inc.	10,680	612	Atlas Air Worldwide Holdings, Inc.(Æ)	1,031	36
Comfort Systems USA, Inc.	13,770	210	AZZ, Inc.	14,866	664
Commercial Metals Co.	11,900	225	Baltic Trading, Ltd.(Æ)	44,904	283
FutureFuel Corp.	6,200	126	Barrett Business Services, Inc.	1,800	107
Gibraltar Industries, Inc.(Æ)	2,400	45	Booz Allen Hamilton Holding Corp. Class A	3,900	86
Global Brass & Copper Holdings, Inc.	3,400	54	Briggs & Stratton Corp.	15,710	350
Greif, Inc. Class A	14,180	744	Brink's Co. (The)	6,100	174
Haynes International, Inc.	6,605	357	CDI Corp.	1,000	17
Huntsman Corp.	1,000	24	Chart Industries, Inc.(Æ)	9,181	731
Insteel Industries, Inc.	6,471	128	CIRCOR International, Inc.	1,800	132
Interface, Inc. Class A	19,353	398	Columbus McKinnon Corp.(Æ)	27,357	733
Kaiser Aluminum Corp.	966	69	Compass Diversified Holdings(Ñ)	36,100	683
Koppers Holdings, Inc.	15,281	630	Con-way, Inc.	22,295	916
Kraton Performance Polymers, Inc.(Æ)	6,600	173	CoStar Group, Inc.(Æ)	4,200	784
Kronos Worldwide, Inc.	49,285	822	Deluxe Corp.	4,700	247
Landec Corp.(Æ)	16,512	184	Ducommun, Inc.(Æ)	13,221	332
Materion Corp.	3,000	102	EMCOR Group, Inc.	10,200	477
Minerals Technologies, Inc.	1,400	90	EnerSys, Inc.	23,875	1,654
MRC Global, Inc.(Æ)	5,800	156	Engility Holdings, Inc.(Æ)	4,600	207
NCI Building Systems, Inc.(Æ)	1,600	28	Ennis, Inc.	24,195	400
Neenah Paper, Inc.	600	31	Exponent, Inc.	1,800	135
NN, Inc.	10,528	207	Faro Technologies, Inc.(Æ)	16,985	900
Noranda Aluminum Holding Corp.	18,400	76	Forward Air Corp.	17,400	803
Northwest Pipe Co.(Æ)	2,000	72	General Cable Corp.	23,140	593
OM Group, Inc.	28,462	946	Gorman-Rupp Co. (The)	3,900	124

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund 11

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
GP Strategies Corp.(Æ)	14,400	392	Xerium Technologies, Inc.(Æ)	1,200	19
Graco, Inc.	2,100	157			42,300
GrafTech International, Ltd.(Æ)(Ñ)	78,191	854
Granite Construction, Inc.	50,055	1,998	Technology - 17.8%
Greenbrier Cos., Inc.(Æ)	13,763	628	Acacia Research Corp.(Ñ)	70,529	1,078
Gulfmark Offshore, Inc. Class A	3,900	175	ACI Worldwide, Inc.(Æ)	16,860	999
Hardinge, Inc.	2,300	33	ADTRAN, Inc.	30,915	755
Harsco Corp.	18,190	426	Aeroflex Holding Corp.(Æ)	2,400	20
Healthcare Services Group, Inc.	46,900	1,363	American Software, Inc. Class A(Æ)	1,000	10
Herman Miller, Inc.	3,170	102	Applied Micro Circuits Corp.(Æ)	64,912	643
Hill International, Inc.(Æ)	1,900	10	ARC Document Solutions, Inc.(Æ)	1,300	10
Hub Group, Inc. Class A(Æ)	5,400	216	Aruba Networks, Inc.(Æ)	40,160	753
Hudson Technologies, Inc.(Æ)	22,300	62	Aspen Technology, Inc.(Æ)	15,422	654
Hurco Cos., Inc.	500	13	Aviat Networks, Inc.(Æ)	16,300	26
Hyster-Yale Materials Handling, Inc.	1,000	98	Bel Fuse, Inc. Class B	2,800	61
Intevac, Inc.(Æ)	2,900	28	Benchmark Electronics, Inc.(Æ)	8,700	197
Kadant, Inc.	3,353	122	Blackbaud, Inc.	18,300	573
Kforce, Inc.	1,700	36	Bottomline Technologies de, Inc.(Æ)	26,780	941
Knight Transportation, Inc.	27,045	626	Brocade Communications Systems, Inc.(Æ)	14,100	150
Knoll, Inc.	23,605	429	Brooks Automation, Inc.	59,590	651
Layne Christensen Co.(Æ)	26,115	475	Calix, Inc.(Æ)	20,600	174
Lexmark International, Inc. Class A	10,400	481	Ceva, Inc.(Æ)	30,060	528
Liquidity Services, Inc.(Æ)(Ñ)	3,600	94	Cohu, Inc.(Å)	37,890	407
Manpowergroup, Inc.	2,900	229	CommVault Systems, Inc.(Æ)	3,000	195
Marten Transport, Ltd.	39,988	860	Computer Task Group, Inc.	21,351	363
Matson, Inc.	3,000	74	comScore, Inc.(Æ)	6,299	207
MAXIMUS, Inc.	34,290	1,539	Comtech Telecommunications Corp.	7,100	226
Measurement Specialties, Inc.(Æ)	4,027	273	CSG Systems International, Inc.	9,700	253
Mesa Laboratories, Inc.	6,270	566	CYREN, Ltd.(Æ)(Ñ)	33,600	121
Metalico, Inc.(Æ)	3,100	5	Daktronics, Inc.	6,200	89
Mistras Group, Inc.(Æ)	5,200	118	Demand Media, Inc.(Æ)	18,600	90
Modine Manufacturing Co.(Æ)	10,000	147	Diebold, Inc.	19,155	764
Old Dominion Freight Line, Inc.(Æ)	6,856	389	Digi International, Inc.(Æ)	7,100	72
Orbital Sciences Corp.(Æ)	18,300	511	Digital River, Inc.(Æ)	9,000	157
Orion Marine Group, Inc.(Æ)	6,432	81	Echelon Corp.(Æ)	6,600	18
Performant Financial Corp.(Æ)	10,100	91	Electro Scientific Industries, Inc.	81,588	804
Powell Industries, Inc.	11,272	731	Ellie Mae, Inc.(Æ)(Ñ)	30,547	881
Primoris Services Corp.	5,500	165	Emulex Corp.(Æ)	26,060	193
Proto Labs, Inc.(Æ)(Ñ)	14,190	960	Entropic Communications, Inc.(Æ)	15,400	63
Quad/Graphics, Inc.	8,900	209	Envestnet, Inc.(Æ)	16,410	659
Raven Industries, Inc.	32,980	1,080	ePlus, Inc.(Æ)	1,000	56
Regal-Beloit Corp.	11,870	863	Exa Corp.(Æ)	11,100	147
Resources Connection, Inc.	46,965	662	Extreme Networks, Inc.(Æ)	39,510	229
Rollins, Inc.	19,115	578	FEI Co.	2,900	299
Ryder System, Inc.	1,000	80	FleetMatics Group PLC(Æ)(Ñ)	27,325	914
Saia, Inc.(Æ)	17,550	671	FormFactor, Inc.(Æ)	67,960	434
Sun Hydraulics Corp.	33,256	1,440	Glu Mobile, Inc.(Æ)	27,399	130
Sykes Enterprises, Inc.(Æ)	1,600	32	GSI Group, Inc.(Æ)	7,200	94
Teekay Tankers, Ltd. Class A	8,000	28	Guidance Software, Inc.(Æ)	1,200	13
Teledyne Technologies, Inc.(Æ)	400	39	Harmonic, Inc.(Æ)	53,107	379
TeleTech Holdings, Inc.(Æ)	5,000	123	Hittite Microwave Corp.	9,000	567
Tennant Co.	1,000	66	iGATE Corp.(Æ)	3,000	95
Tidewater, Inc.	23,391	1,138	Imation Corp.(Æ)	7,300	42
Tsakos Energy Navigation, Ltd.	37,300	289	Imperva, Inc.(Æ)	16,310	908
UniFirst Corp.	1,800	198	Infinera Corp.(Æ)	6,700	61
Vishay Precision Group, Inc.(Æ)	11,000	191	Insight Enterprises, Inc.(Æ)	9,000	226
Wabash National Corp.(Æ)	50,670	697	Integrated Device Technology, Inc.(Æ)	34,100	417
Wabtec Corp.	2,466	191	Inteliquent, Inc.	6,700	97
Wesco Aircraft Holdings, Inc.(Æ)	41,850	921	Interactive Intelligence Group, Inc.(Æ)	12,433	901
			InterDigital, Inc.(Ñ)	2,448	81

See accompanying notes which are an integral part of this quarterly report.

12 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Intersil Corp. Class A	73,650	952	Unwired Planet, Inc.(Æ)(Ñ)	8,600	19
InvenSense, Inc. Class A(Æ)(Ñ)	29,290	693	Vishay Intertechnology, Inc.	54,283	808
Kemet Corp.(Æ)	5,500	32	Westell Technologies, Inc. Class A(Æ)	6,800	25
KEYW Holding Corp. (The)(Æ)(Ñ)	40,684	761	Xyratex, Ltd.	20,060	266
Kulicke & Soffa Industries, Inc.(Æ)	74,153	935	Zynga, Inc. Class A(Æ)	22,500	97
KVH Industries, Inc.(Æ)	1,100	14			44,434
Lattice Semiconductor Corp.(Æ)	24,513	192
LTX-Credence Corp.(Æ)	52,816	470	Utilities - 2.5%
Manhattan Associates, Inc.(Æ)	7,400	259	Advantage Oil & Gas, Ltd.(Æ)	71,738	354
MaxLinear, Inc. Class A(Æ)	6,500	62	Allete, Inc.	1,400	73
Mentor Graphics Corp.	9,232	203	American States Water Co.	14,400	465
Mercury Systems, Inc.(Æ)	28,317	374	Artesian Resources Corp. Class A	400	9
Meru Networks, Inc.(Æ)	2,500	11	California Water Service Group	22,190	531
Micrel, Inc.	116,250	1,289	Cbeyond, Inc.(Æ)	9,700	70
MKS Instruments, Inc.	25,080	750	Cleco Corp.	1,000	51
Newport Corp.(Æ)	5,800	120	Hawaiian Electric Industries, Inc.(Ñ)	21,175	538
NIC, Inc.	47,600	919	IDT Corp. Class B	1,800	30
NVE Corp.(Æ)	4,765	272	Laclede Group, Inc. (The)	11,660	549
Oclaro, Inc.(Æ)	7,200	22	Level 3 Communications, Inc.(Æ)	1,100	43
OmniVision Technologies, Inc.(Æ)	12,800	227	magicJack VocalTec, Ltd.(Æ)(Ñ)	1,700	36
OpenTable, Inc.(Æ)(Ñ)	11,370	875	New Jersey Resources Corp.	6,080	303
Oplink Communications, Inc.(Æ)	32,285	580	Northwest Natural Gas Co.(Ñ)	15,970	704
PC Connection, Inc.	5,700	116	Piedmont Natural Gas Co., Inc.(Ñ)	14,255	504
Pericom Semiconductor Corp.(Æ)	4,100	32	PNM Resources, Inc.	4,300	116
Photronics, Inc.(Æ)	77,235	659	Portland General Electric Co.	19,175	620
Plantronics, Inc.	4,500	200	Towerstream Corp.(Æ)(Ñ)	48,922	115
Polycom, Inc.(Æ)	65,440	898	UIL Holdings Corp.	20,875	769
Pros Holdings, Inc.(Æ)	24,260	764	Unitil Corp.	5,018	165
PTC, Inc.(Æ)	7,600	269	Vonage Holdings Corp.(Æ)	41,500	177
Qlik Technologies, Inc.(Æ)	21,370	568			6,222
QLogic Corp.(Æ)	26,200	334
Quantum Corp.(Æ)	89,500	109
RMG Networks Holding Corp.(Æ)(Ñ)	7,300	41	Total Common Stocks
Sapiens International Corp.(Æ)	10,800	88	(cost $190,347)		230,706
Sapient Corp.(Æ)	3,162	54	Short-Term Investments - 6.9%
SciQuest, Inc.(Æ)	29,325	792
Seachange International, Inc.(Æ)	9,212	96	Russell U.S. Cash Management Fund	17,139,090 (∞)	17,139
ShoreTel, Inc.(Æ)	37,800	325	Total Short-Term Investments
Sigma Designs, Inc.(Æ)	9,500	45	(cost $17,139)		17,139
Silicon Image, Inc.(Æ)	7,100	49	Other Securities - 4.5%
Skyworks Solutions, Inc.(Æ)	5,553	208
Sonus Networks, Inc.(Æ)	46,800	158	Russell U.S. Cash Collateral Fund(×)	11,154,144 (∞)	11,154
Spansion, Inc. Class A(Æ)	14,500	253	Total Other Securities
Sparton Corp.(Æ)	7,950	233	(cost $11,154)		11,154
SPS Commerce, Inc.(Æ)	24,170	1,485	Total Investments 103.9%
Stratasys, Ltd.(Æ)	5,180	550	(identified cost $218,640)		258,999
Super Micro Computer, Inc.(Æ)	11,700	203

Synaptics, Inc.(Æ)(Ñ)	2,300	138	Other Assets and Liabilities,
Synchronoss Technologies, Inc.(Æ)	6,800	233
SYNNEX Corp.(Æ)	4,060	246	Net - (3.9%)		(9,634)

Syntel, Inc.(Æ)	2,360	212	Net Assets - 100.0%		249,365
Tableau Software, Inc. Class A(Æ)	500	38
Take-Two Interactive Software, Inc.(Æ)	9,508	209
TeleNav, Inc.(Æ)	12,617	75
Tessco Technologies, Inc.	16,072	600
Tessera Technologies, Inc.	40,845	965
Tyler Technologies, Inc.(Æ)	19,465	1,629
Ultimate Software Group, Inc.(Æ)	2,170	297
Unisys Corp.(Æ)	4,700	143
United Online, Inc.	1,600	18

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund 13

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
		Principal		Cost per		Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)		Unit		(000)	(000)
Securities	Date	or Shares		$		$	$
0.2%
Cohu, Inc.	11/19/07	37,890		10.79		409	407
							407
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Futures Contracts
Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of	Notional		Expiration		(Depreciation)
		Contracts	Amount		Date		$
Long Positions
Russell 2000 Mini Index Futures		158	USD	18,494	06/14		(81)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							(81)

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1	Level 2			Level 3		Total
Common Stocks
Consumer Discretionary	$32,713		$—			$—		$32,713
Consumer Staples	6,131		—			—		6,131
Energy	16,581		—			—		16,581
Financial Services	44,058		—			—		44,058
Health Care	19,637		—			—		19,637
Materials and Processing	18,630		—			—		18,630
Producer Durables	42,300		—			—		42,300
Technology	44,434		—			—		44,434
Utilities	6,222		—			—		6,222
Short-Term Investments	—		17,139			—		17,139
Other Securities	—		11,154			—		11,154
Total Investments	230,706		28,293			—		258,999

Other Financial Instruments
Futures Contracts	(81)		—			—		(81)
Total Other Financial Instruments*	$(81)		$—			$—		$(81)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2014, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

14 Aggressive Equity Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Common Stocks - 94.9%			Brookfield Asset Management, Inc.
			Class A(Æ)	38,200	1,560
Australia - 0.9%			Brookfield Asset Management, Inc.
Amcor, Ltd. Class A(Æ)	3,666	35	Class A	966	39
AMP, Ltd.	7,382	34	Canadian Imperial Bank of Commerce(Þ)	857	74
Australia & New Zealand Banking			Canadian National Railway Co.(Æ)(Þ)	37,274	2,097
Group, Ltd. - ADR	7,502	230	Canadian National Railway Co.	2,284	128
BHP Billiton, Ltd. - ADR	9,794	331	Canadian Pacific Railway, Ltd.	269	40
Brambles, Ltd.	4,724	41	Cenovus Energy, Inc.	924	27
Commonwealth Bank of Australia - ADR	4,659	335	Crescent Point Energy Corp.	847	31
CSL, Ltd.	25,954	1,675	Enbridge, Inc.	1,930	88
Insurance Australia Group, Ltd.	6,432	33	Great-West Lifeco, Inc.(Þ)	782	22
National Australia Bank, Ltd. - ADR	6,213	204	Husky Energy, Inc.	900	27
Orica, Ltd.	1,109	23	Imperial Oil, Ltd.	800	37
Origin Energy, Ltd.	1,598	21	Intact Financial Corp.	400	25
Orora, Ltd.	3,666	5	Loblaw Cos., Ltd.	4,240	180
Recall Holdings, Ltd.(Æ)	944	4	National Bank of Canada	879	35
Suncorp Group, Ltd.	3,547	42	Pembina Pipeline Corp.	900	34
Telstra Corp., Ltd.	12,896	61	Potash Corp. of Saskatchewan, Inc.	785	28
Wesfarmers, Ltd.	3,486	133	Power Corp. of Canada	991	27
Westfield Group(ö)	4,663	44	Power Financial Corp.	714	22
Westpac Banking Corp.	8,488	272	Rogers Communications, Inc. Class B	1,103	46
Woodside Petroleum, Ltd.	1,933	70	Royal Bank of Canada - GDR	4,151	274
Woolworths, Ltd.	3,798	126	Shaw Communications, Inc. Class B	1,091	26
		3,719	Shoppers Drug Mart Corp.(Ñ)	10,232	563
			Suncor Energy, Inc.	2,113	74
Austria - 0.5%			TELUS Corp.	613	22
Erste Group Bank AG	62,100	2,122	Tim Hortons, Inc.	451	25
			Toronto Dominion Bank	5,636	264
			TransCanada Corp.	2,128	97
Belgium - 0.4%			Valeant Pharmaceuticals International,
Anheuser-Busch InBev NV	9,832	1,031	Inc.(Æ)	9,078	1,197
KBC Groep NV(Æ)	12,298	756			8,516
		1,787
			Cayman Islands - 1.0%
Bermuda - 1.1%			Baidu, Inc. - ADR(Æ)	5,025	766
Jardine Matheson Holdings, Ltd.	400	25	CIMC Enric Holdings, Ltd.	238,000	336
Jardine Strategic Holdings, Ltd.	500	18	MGM China Holdings, Ltd.	340,400	1,200
Li & Fung, Ltd.	940,000	1,389	SouFun Holdings, Ltd. - ADR	7,232	495
PartnerRe, Ltd. - ADR	9,450	978	Tencent Holdings, Ltd.	21,100	1,467
RenaissanceRe Holdings, Ltd.	10,425	1,017			4,264
Yue Yuen Industrial Holdings, Ltd.	320,600	1,044

		4,471	Denmark - 1.8%
			AP Moeller - Maersk A/S Class B	3	36
Brazil - 1.2%			Coloplast A/S Class B	19,411	1,571
BM&FBovespa SA	114,200	566	Danske Bank A/S	127,576	3,554
Brookfield Incorporacoes SA(Æ)	417,400	269	Novo Nordisk A/S Class B(Æ)	6,588	300
Cielo SA	19,100	609	Novozymes A/S Class B(Æ)	654	29
Embraer SA - ADR	53,800	1,909	TDC A/S	216,900	2,005
Itau Unibanco Holding SA - ADR	57,590	856			7,495
Kroton Educacional SA	26,800	589

		4,798	Finland - 0.4%
			Kone OYJ Class B	1,020	43
Canada - 2.1%			Sampo Class A	31,471	1,632
Alimentation Couche Tard, Inc. Class B	12,681	1,025			1,675
Bank of Montreal	1,870	125
Bank of Nova Scotia(Ñ)	3,630	210
BCE, Inc.	1,100	47	France - 10.3%
			Air Liquide SA Class A	15,665	2,122

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 15

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
BNP Paribas SA	33,322	2,570	China Unicom Hong Kong, Ltd.	228,000	300
Capital Gemini SA	49,096	3,716	CLP Holdings, Ltd.	5,500	41
Casino Guichard Perrachon SA(Æ)	4,000	476	Guangdong Investment, Ltd.	300,100	287
Credit Agricole SA	74,410	1,173	Hang Seng Bank, Ltd.	2,200	35
Danone SA	29,319	2,073	Hong Kong & China Gas Co., Ltd.	17,600	38
Dassault Systemes SA	4,517	529	Hong Kong Exchanges and Clearing,
Essilor International SA	622	63	Ltd.	2,000	30
GDF Suez	35,438	970	Link REIT (The)(ö)	7,000	34
Lagardere SCA	19,156	761	Power Assets Holdings, Ltd.	4,000	35
Legrand SA - ADR	22,008	1,367	Swire Pacific, Ltd. Class A	2,000	23
L'Oreal SA	703	116			4,933
LVMH Moet Hennessy Louis Vuitton
SA - ADR	11,890	2,162	India - 1.1%
Natixis	80,508	591
Pernod Ricard SA	17,396	2,025	Housing Development Finance Corp.	71,473	1,058
Publicis Groupe SA - ADR	14,990	1,354	ICICI Bank, Ltd. - ADR	1,937	85
Rallye SA	40,185	1,877	Reliance Industries, Ltd.	58,648	914
Sanofi - ADR	42,525	4,434	Tata Motors, Ltd. - ADR	71,219	2,522
Schneider Electric SA	54,369	4,820			4,579
Sodexo	278	29
Total SA	72,960	4,785	Indonesia - 0.4%
Valeo SA	6,860	966	Bank Rakyat Indonesia Persero Tbk
Vallourec SA	28,550	1,550	PT(Æ)	1,562,000	1,317
Vinci SA	27,234	2,022	Telekomunikasi Indonesia Persero Tbk
Vivendi SA - ADR	2,974	83	PT	1,585,600	309
		42,634			1,626

Germany - 7.5%			Ireland - 0.8%
Adidas AG	629	68	CRH PLC	83,100	2,321
BASF SE	1,335	148	Kerry Group PLC Class A	442	34
Bayer AG	32,691	4,422	Smurfit Kappa Group PLC	38,700	938
Bayerische Motoren Werke AG	11,930	1,506			3,293
Beiersdorf AG(Æ)	16,164	1,576

Brenntag AG	5,812	1,078	Israel - 1.0%
Continental AG	6,475	1,551
Daimler AG	34,200	3,232	Check Point Software Technologies, Ltd.
Deutsche Boerse AG	47,358	3,769	(Æ)	29,720	2,009
Deutsche Post AG	939	35	Teva Pharmaceutical Industries, Ltd.
E.ON SE	50,675	991	- ADR	36,900	1,951
Fresenius Medical Care AG & Co.			Teva Pharmaceutical Industries, Ltd.	2,235	115
KGaA	626	44			4,075
Fresenius SE & Co. KGaA	396	62
Henkel AG & Co. KGaA	369	37	Italy - 2.6%
Linde AG	12,126	2,426	Enel SpA	219,675	1,243
Merck KGaA	9,850	1,658	ENI SpA - ADR	158,666	3,981
MTU Aero Engines AG	4,010	373	Intesa Sanpaolo SpA	564,717	1,914
Muenchener Rueckversicherungs AG	540	118	Luxottica Group SpA	432	25
OSRAM Licht AG(Æ)	275	18	Saipem SpA - ADR	23,795	581
ProSiebenSat.1 Media AG	24,650	1,128	Snam Rete Gas SpA	317,812	1,860
Rational AG	1,207	430	Telecom Italia SpA	999,125	1,178
SAP AG - ADR	24,359	1,972			10,782
Siemens AG	16,785	2,259

Volkswagen AG	7,466	1,893	Japan - 11.8%
		30,794
			Amada Co., Ltd.	260,700	1,834

Hong Kong - 1.2%			Asahi Group Holdings, Ltd.	1,000	28
			Asahi Kasei Corp.	4,000	27
AIA Group, Ltd.	565,800	2,685	Astellas Pharma, Inc.	116,500	1,381
Cheung Kong Holdings, Ltd.	2,000	33	Canon, Inc.	62,600	1,936
China Mobile, Ltd.	152,000	1,392

See accompanying notes which are an integral part of this quarterly report.

16 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Dai-ichi Life Insurance Co., Ltd. (The)			Netherlands - 6.8%
(Æ)	72,550	1,054	Aegon NV	428,139	3,930
Daikin Industries, Ltd.	24,300	1,361	Akzo Nobel NV	38,056	3,106
Denso Corp.	74,500	3,572	ASML Holding NV Class G	464	43
East Japan Railway Co.	600	44	Delta Lloyd NV	103,000	2,856
Eisai Co., Ltd.	700	27	Heineken NV	29,797	2,074
FANUC Corp.	6,000	1,058	ING Groep NV(Æ)	466,036	6,596
Fast Retailing Co., Ltd.	100	36	Koninklijke Ahold NV(Æ)	2,777	56
Fuji Heavy Industries, Ltd.	50,900	1,377	Koninklijke DSM NV(Æ)	309	21
Honda Motor Co., Ltd.	126,000	4,437	Koninklijke Philips NV	51,371	1,805
Hoya Corp.	73,300	2,281	NXP Semiconductor NV(Æ)	13,354	785
Inpex Corp.	79,000	1,025	Randstad Holding NV(Æ)	34,037	1,993
ITOCHU Corp.	165,500	1,934	Reed Elsevier NV(Æ)	70,502	1,523
Japan Tobacco, Inc.	31,700	995	STMicroelectronics NV	196,775	1,823
Kao Corp.	1,500	53	Unilever NV	29,740	1,223
KDDI Corp.	17,500	1,014
Keyence Corp.	3,600	1,485			27,834
Kyocera Corp.	18,900	852
Lawson, Inc.	7,400	523	Norway - 1.2%
Mabuchi Motor Co., Ltd.	33,500	2,195	DNB ASA	144,600	2,515
MISUMI Group, Inc.	25,600	709	Marine Harvest ASA	43,750	495
Mitsubishi UFJ Financial Group, Inc.	156,700	861	Orkla ASA	165,900	1,414
MS&AD Insurance Group Holdings	17,700	405	Statoil ASA Class N	3,157	89
Nippon Telegraph & Telephone Corp.	1,200	65	TE Connectivity, Ltd.	28,952	641
NKSJ Holdings, Inc.	50,200	1,290			5,154
NTT DOCOMO, Inc.	60,900	961
ORIX Corp.(Æ)	98,900	1,392	Russia - 0.5%
Otsuka Holdings Co., Ltd.	1,100	33	Gazprom OAO - ADR(Æ)	243,440	1,875
Rinnai Corp.	400	35	Sberbank of Russia - ADR	36,049	350
Secom Co., Ltd.(Æ)	22,300	1,284	Sberbank of Russia - ADR(Æ)	792	8
Seven & I Holdings Co., Ltd.	2,200	84
Shin-Etsu Chemical Co., Ltd.	56,200	3,212			2,233
SMC Corp.	4,800	1,266
Start Today Co., Ltd.	13,500	346	Singapore - 1.7%
Sumitomo Corp.	133,600	1,700	DBS Group Holdings, Ltd.	116,000	1,490
Sumitomo Mitsui Financial Group, Inc.	67,700	2,892	Jardine Cycle & Carriage, Ltd.	76,500	2,756
Takeda Pharmaceutical Co., Ltd.	2,200	104	Keppel Corp., Ltd. - ADR	4,000	35
Terumo Corp.	27,200	594	Oversea-Chinese Banking Corp., Ltd.	3,000	23
Tokyo Gas Co., Ltd.	6,000	30	Singapore Telecommunications, Ltd.	162,000	471
Toyota Motor Corp.	7,300	412	United Overseas Bank, Ltd.	121,100	2,084
Yokogawa Electric Corp.	21,700	350			6,859
		48,554
			South Africa - 0.5%
Jersey - 1.4%			Bidvest Group, Ltd.(Æ)	37,165	983
Delphi Automotive PLC	12,866	873	Discovery Holdings, Ltd.	132,149	1,059
Experian PLC	2,985	54			2,042
WPP PLC	243,796	5,028
		5,955	South Korea - 1.1%
			Hana Financial Group, Inc.	25,755	941
Kenya - 0.1%			Hankook Tire Co., Ltd.(Æ)	22,200	1,260
Safaricom, Ltd.	4,033,700	577	Samsung Electronics Co., Ltd.	766	966
			Shinhan Financial Group Co., Ltd.	28,671	1,266
Luxembourg - 0.3%					4,433
ArcelorMittal	67,573	1,088
SES SA	885	33	Spain - 1.8%
Tenaris SA	1,157	26	Amadeus IT Holding SA Class A	63,600	2,641
		1,147	Banco Santander SA - ADR	333,534	3,181
			Inditex SA	678	102
			Indra Sistemas SA	38,200	768

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 17

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Mapfre SA	129,859	547	United Kingdom - 18.6%
		7,239	AMEC PLC - GDR	40,500	758
			ARM Holdings PLC	26,892	447
Sweden - 0.9%			Associated British Foods PLC	1,094	51
Assa Abloy AB Class B	1,058	56	AstraZeneca PLC - ADR(Æ)	3,790	245
Atlas Copco AB Class A	2,298	66	Aviva PLC	182,596	1,452
Atlas Copco AB Class B	1,059	29	Babcock International Group PLC	53,312	1,197
Hennes & Mauritz AB Class B	28,049	1,196	BAE Systems PLC	19,376	134
Sandvik AB	149,600	2,115	Barclays PLC	882,720	3,434
Svenska Cellulosa AB SCA Class B	1,477	43	Berkeley Group Holdings PLC	31,638	1,382
Svenska Handelsbanken AB Class A(Æ)	647	32	BG Group PLC	131,543	2,451
Telefonaktiebolaget LM Ericsson Class B	8,961	119	BHP Billiton PLC	4,598	141
TeliaSonera AB(Ñ)	6,712	51	BP PLC	615,752	4,928
		3,707	BP PLC - ADR	6,600	317
			British American Tobacco PLC	5,851	325
			British Land Co. PLC(ö)	2,333	25
Switzerland - 10.9%			British Sky Broadcasting Group PLC	2,791	42
ABB, Ltd.(Æ)	102,286	2,638	Capita PLC	1,986	36
ABB, Ltd. - ADR(Æ)(Ñ)	26,400	681	Carillion PLC	158,375	955
ACE, Ltd.	9,950	986	Centrica PLC	15,526	85
Actelion, Ltd.(Æ)	11,959	1,132	Compass Group PLC	310,129	4,731
Cie Financiere Richemont SA	12,417	1,186	Dairy Crest Group PLC	170,909	1,378
Credit Suisse Group AG(Æ)	127,062	4,108	Diageo PLC	66,472	2,062
GAM Holding AG(Æ)	25,726	464	DS Smith PLC Class F	465,150	2,516
Geberit AG(Æ)	4,449	1,457	GlaxoSmithKline PLC - ADR	171,124	4,542
Givaudan SA(Æ)	25	39	Hays PLC	205,156	496
Helvetia Holding AG	900	461	HSBC Holdings PLC	438,894	4,445
Julius Baer Group, Ltd.(Æ)	27,137	1,204	IMI PLC(Æ)	34,825	846
Kuehne & Nagel International AG	4,578	641	Imperial Tobacco Group PLC	119,202	4,816
Lonza Group AG(Æ)	17,100	1,744	InterContinental Hotels Group PLC
Nestle SA	68,717	5,173	- ADR	40,943	1,316
Novartis AG(Æ)	71,944	6,102	Intertek Group PLC	488	25
Partners Group Holding AG	4,757	1,337	J Sainsbury PLC	4,248	22
Roche Holding AG(Æ)	19,464	5,834	Johnson Matthey PLC	23,654	1,290
SGS SA(Æ)	16	39	Jupiter Fund Management PLC(Æ)	118,818	794
Sika AG	155	634	Kingfisher PLC	6,249	44
Sonova Holding AG(Æ)	5,833	852	Marks & Spencer Group PLC	4,428	33
Swatch Group AG (The) Class B	79	50	Meggitt PLC	82,539	660
Swiss Life Holding AG(Æ)	6,900	1,694	National Grid PLC	196,508	2,693
Swiss Re AG(Æ)	6,867	637	Next PLC	487	54
Swisscom AG	68	42	Pearson PLC	2,479	44
Syngenta AG	280	106	Prudential PLC	63,248	1,338
Tyco International, Ltd.	843	36	Reckitt Benckiser Group PLC	22,839	1,860
UBS AG(Æ)	169,733	3,505	Reed Elsevier PLC	3,612	55
Zurich Insurance Group AG(Æ)	6,705	2,059	Rio Tinto PLC(Æ)	32,412	1,803
		44,841	Rolls-Royce Holdings PLC(Æ)	42,163	755
			Royal Bank of Scotland Group PLC(Æ)	234,995	1,218
Taiwan - 1.5%			Royal Dutch Shell PLC Class A(Ñ)	155,313	5,674
Hon Hai Precision Industry Co., Ltd.	942,924	2,672	Royal Dutch Shell PLC Class B	7,811	305
Hon Hai Precision Industry Co., Ltd.			SABMiller PLC - ADR	2,896	145
- GDR	17,408	100	Scottish & Southern Energy PLC	1,810	44
Taiwan Semiconductor Manufacturing			Shire PLC - ADR(Æ)	1,774	87
Co., Ltd. - ADR	87,868	1,759	Smith & Nephew PLC	102,533	1,554
Teco Electric and Machinery Co., Ltd.	1,364,800	1,522	Smiths Group PLC	53,245	1,129
			St. James's Place PLC	94,756	1,303
		6,053	Standard Chartered PLC	88,989	1,860
			Tesco PLC	23,085	114
Thailand - 0.1%			Travis Perkins PLC	78,625	2,471
Kasikornbank PCL Class R	43,600	249	Tullow Oil PLC	62,808	784
			Unilever PLC	3,995	171

See accompanying notes which are an integral part of this quarterly report.

18 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($)	Value
	or Shares	$
Vodafone Group PLC(Æ)	732,112	2,688
Whitbread PLC	559	39
WM Morrison Supermarkets PLC	7,061	25
		76,634

United States - 1.4%
Joy Global, Inc.(Ñ)	17,700	1,027
NCR Corp.(Æ)	14,270	522
News Corp. Class A(Æ)	76,275	1,313
News Corp.(Æ)	35,235	588
Philip Morris International, Inc.	10,000	819
Yum! Brands, Inc.	18,272	1,376
		5,645

Total Common Stocks
(cost $305,583)		390,719
Preferred Stocks - 0.2%
Brazil - 0.2%
Usinas Siderurgicas de Minas Gerais
SA(Æ)	171,175	772

Germany - 0.0%
Henkel AG & Co. KGaA	519	56

Total Preferred Stocks
(cost $746)		828
Short-Term Investments - 3.6%
United States - 3.6%
Russell U.S. Cash Management Fund	14,803,755 (∞)	14,804
Total Short-Term Investments
(cost $14,804)		14,804
Other Securities - 0.6%
Russell U.S. Cash Collateral Fund(×)	2,665,998 (∞)	2,666
Total Other Securities
(cost $2,666)		2,666
Total Investments 99.3%
(identified cost $323,799)		409,017

Other Assets and Liabilities,
Net - 0.7%		2,839

Net Assets - 100.0%		411,856

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 19

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$

Long Positions
CAC 40 Index Futures	44	EUR	1,932	04/14	71
DAX Index Futures	7	EUR	1,678	06/14	89
EURO STOXX 50 Index Futures	205	EUR	6,355	06/14	321
FTSE 100 Index Futures	33	GBP	2,159	06/14	16
Hang Seng Index Futures	4	HKD	4,428	04/14	6
NIKKEI Index Futures	170	JPY	1,259,275	06/14	(97)
S&P TSX 60 Index Futures	12	CAD	1,963	06/14	12
SPI 200 Index Futures	12	AUD	1,618	06/14	12
TOPIX Index Futures	30	JPY	360,900	06/14	(21)
Short Positions
MSCI Emerging Markets Mini Index Futures	334	USD	16,468	06/14	(903)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(494)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Bank of New York	USD	1,590	CAD	1,775	06/18/14	12
Bank of New York	USD	1,658	EUR	1,194	06/18/14	(13)
Brown Brothers Harriman	HKD	143	USD	18	04/01/14	—
Brown Brothers Harriman	HKD	203	USD	26	04/01/14	—
Brown Brothers Harriman	JPY	8,243	USD	81	04/02/14	1
Citibank	USD	89	CAD	100	06/18/14	1
Citibank	USD	165	GBP	100	06/18/14	1
Citibank	USD	196	JPY	20,000	06/18/14	(2)
Credit Suisse	USD	1,301	AUD	1,463	06/18/14	47
Credit Suisse	USD	53	CAD	58	04/01/14	—
Credit Suisse	USD	1,658	EUR	1,194	06/18/14	(13)
Deutsche Bank	EUR	100	USD	138	06/18/14	—
HSBC	USD	1,658	EUR	1,194	06/18/14	(13)
HSBC	USD	2,278	JPY	233,890	06/18/14	(11)
JPMorgan Chase	JPY	33,070	USD	323	04/01/14	3
Morgan Stanley	USD	5	EUR	4	04/01/14	—
Morgan Stanley	USD	18	EUR	15	04/01/14	4
Morgan Stanley	USD	6	GBP	4	04/01/14	—
Morgan Stanley	AUD	11	USD	11	04/01/14	—
Morgan Stanley	CAD	11	USD	10	04/01/14	2
Morgan Stanley	HKD	16	USD	2	04/01/14	—
Morgan Stanley	JPY	1,700	USD	16	04/01/14	(1)
Morgan Stanley	JPY	4,350	USD	42	04/01/14	(1)
Royal Bank of Canada	USD	1,658	EUR	1,194	06/18/14	(14)
Royal Bank of Canada	USD	3,479	GBP	2,095	06/18/14	12
Royal Bank of Canada	USD	317	HKD	2,460	06/18/14	—
Standard Chartered	USD	1,658	EUR	1,194	06/18/14	(14)
Standard Chartered	USD	4,000	EUR	2,880	06/18/14	(33)
Standard Chartered	USD	317	HKD	2,460	06/18/14	—
State Street	USD	45	AUD	50	06/18/14	1
State Street	USD	91	AUD	100	06/18/14	2
State Street	USD	92	AUD	100	06/18/14	—
State Street	USD	41	CAD	45	04/02/14	—
State Street	USD	19	CAD	21	04/03/14	—
State Street	USD	50	CAD	55	04/03/14	—
State Street	USD	62	CAD	69	04/03/14	—

See accompanying notes which are an integral part of this quarterly report.

20 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
State Street	USD	89	CAD	100	06/18/14	2
State Street	USD	83	EUR	60	04/01/14	—
State Street	USD	261	EUR	190	04/01/14	1
State Street	USD	95	EUR	69	04/02/14	—
State Street	USD	139	EUR	100	06/18/14	(2)
State Street	USD	275	EUR	200	06/18/14	1
State Street	USD	276	EUR	200	06/18/14	—
State Street	USD	414	EUR	300	06/18/14	(1)
State Street	USD	164	GBP	99	04/01/14	1
State Street	USD	57	GBP	34	04/02/14	—
State Street	USD	110	GBP	66	04/03/14	—
State Street	USD	165	GBP	100	06/18/14	2
State Street	USD	166	GBP	100	06/18/14	1
State Street	USD	35	IDR	402,646	04/02/14	—
State Street	USD	177	IDR	2,012,465	04/02/14	1
State Street	USD	195	JPY	20,000	06/18/14	(2)
State Street	AUD	250	USD	226	06/18/14	(5)
State Street	CAD	100	USD	90	06/18/14	—
State Street	CAD	150	USD	135	06/18/14	—
State Street	EUR	—	USD	1	04/03/14	—
State Street	EUR	55	USD	75	04/03/14	—
State Street	EUR	100	USD	139	06/18/14	1
State Street	EUR	100	USD	139	06/18/14	1
State Street	EUR	650	USD	905	06/18/14	9
State Street	GBP	5	USD	9	04/01/14	—
State Street	GBP	9	USD	15	04/01/14	—
State Street	GBP	22	USD	36	04/01/14	—
State Street	GBP	28	USD	46	04/01/14	—
State Street	GBP	100	USD	166	06/18/14	(1)
State Street	GBP	200	USD	332	06/18/14	(1)
State Street	HKD	41	USD	5	04/02/14	—
State Street	HKD	101	USD	13	04/02/14	—
State Street	JPY	259	USD	3	04/01/14	—
State Street	JPY	5,804	USD	56	04/01/14	—
State Street	JPY	17,224	USD	167	04/03/14	—
State Street	JPY	40,000	USD	393	06/18/14	5
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(16)

Presentation of Portfolio Holdings

Amounts in thousands

					Fair Value
Portfolio Summary	Level 1		Level 2			Level 3		Total
Common Stocks
Australia		$3,719		$—			$—		$3,719
Austria		2,122		—			—		2,122
Belgium		1,787		—			—		1,787
Bermuda		4,471		—			—		4,471
Brazil		4,798		—			—		4,798
Canada		8,516		—			—		8,516
Cayman Islands		4,264		—			—		4,264
Denmark		7,495		—			—		7,495
Finland		1,675		—			—		1,675
France		42,634		—			—		42,634

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 21

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1	Level 2			Level 3		Total
Germany	30,794		—			—		30,794
Hong Kong	4,933		—			—		4,933
India	4,579		—			—		4,579
Indonesia	1,626		—			—		1,626
Ireland	3,293		—			—		3,293
Israel	4,075		—			—		4,075
Italy	10,782		—			—		10,782
Japan	48,554		—			—		48,554
Jersey	5,955		—			—		5,955
Kenya	577		—			—		577
Luxembourg	1,147		—			—		1,147
Netherlands	27,834		—			—		27,834
Norway	5,154		—			—		5,154
Russia	2,233		—			—		2,233
Singapore	6,836		—			23		6,859
South Africa	2,042		—			—		2,042
South Korea	4,433		—			—		4,433
Spain	7,239		—			—		7,239
Sweden	3,707		—			—		3,707
Switzerland	44,841		—			—		44,841
Taiwan	6,053		—			—		6,053
Thailand	249		—			—		249
United Kingdom	76,634		—			—		76,634
United States	5,645		—			—		5,645
Preferred Stocks	828		—			—		828
Short-Term Investments	—		14,804			—		14,804
Other Securities	—		2,666			—		2,666
Total Investments	391,524		17,470			23		409,017

Other Financial Instruments
Futures Contracts	(494)		—			—		(494)
Foreign Currency Exchange Contracts	8		(24)			—		(16)
Total Other Financial Instruments*	$(486)		$(24)			$—		$(510)

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2014, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended March 31,
2014 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

22 Non-U.S. Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 81.3%			Series 2012-1 Class A3
Asset-Backed Securities - 8.7%			0.780% due 06/15/16	1,413	1,417
			Bayview Financial Acquisition Trust
Access Group, Inc.			Series 2006-A Class 1A3
Series 2008-1 Class A			5.865% due 02/28/41	190	198
1.539% due 10/27/25 (Ê)	464	468
			BMW Vehicle Owner Trust
ACE Securities Corp.			1.030% due 02/26/18	1,015	1,020
Series 2005-SD3 Class A
0.556% due 08/25/45 (Ê)	7	7	Brazos Higher Education Authority
			Series 2010-1 Class A2
Ally Auto Receivables Trust			1.435% due 02/25/35 (Ê)	500	519
0.850% due 08/15/16	1,040	1,043
			Series 2011-2 Class A3
Series 2011-1 Class A4			1.239% due 10/27/36 (Ê)	410	410
2.230% due 03/15/16	475	477
			Capital Auto Receivables Asset Trust
Series 2013-SN1 Class A2			Series 2014-1 Class B
0.520% due 05/20/15	622	622	2.220% due 01/22/19	450	450
Ally Master Owner Trust			CCG Receivables Trust
Series 2011-3 Class A2			Series 2013-1 Class A2
1.810% due 05/15/16	1,270	1,272	1.050% due 08/14/20 (Þ)	316	317
Series 2012-1 Class A2			CFC LLC
1.440% due 02/15/17	445	448	Series 2013-1A Class A
Series 2013-1 Class A2			1.650% due 07/17/17 (Þ)	207	208
1.000% due 02/15/18	835	838	Chase Issuance Trust
Alm Loan Funding			Series 2012-A3 Class A3
Series 2012-7A Class A1			0.790% due 06/15/17	1,345	1,351
1.657% due 10/19/24 (Ê)(Þ)	450	449	Chesapeake Funding LLC
American Airlines Class A Pass Through			1.356% due 03/07/26	200	200
Trust			Series 2012-1A Class A
Series 2013-1			0.908% due 11/07/23 (Ê)(Þ)	1,232	1,236
4.000% due 07/15/25 (Þ)	438	441	CIT Education Loan Trust
American Airlines Pass-Through Trust			Series 2007-1 Class A
4.950% due 01/15/23 (Þ)	461	494	0.336% due 03/25/42 (Ê)(Þ)	418	390
American Express Credit Corp.			Citibank Credit Card Issuance Trust
0.680% due 03/15/18	250	250	0.293% due 12/17/18	1,295	1,292
AmeriCredit Automobile Receivables			Citigroup Mortgage Loan Trust, Inc.
Trust			Series 2007-WFH1 Class A3
0.510% due 01/08/16	303	303	0.306% due 01/25/37 (Ê)	927	905
Series 2011-3 Class B			Series 2007-WFH1 Class A4
2.280% due 06/08/16	450	452	0.356% due 01/25/37 (Ê)	934	778
Series 2012-4 Class A2			Conseco Financial Corp.
0.490% due 04/08/16	645	645	Series 1999-2 Class A5
Series 2012-4 Class A3			6.680% due 12/01/30	144	144
0.670% due 06/08/17	1,500	1,503	Countrywide Asset-Backed Certificates
Series 2013-1 Class A2			Series 2006-3 Class 2A2
0.490% due 06/08/16	164	164	0.336% due 06/25/36 (Ê)	108	102
Series 2013-2 Class A2			Series 2007-4 Class A2
0.530% due 11/08/16	210	211	5.530% due 04/25/47	201	183
Series 2013-3 Class A2			DT Auto Owner Trust
0.680% due 10/11/16	619	620	Series 2013-1A Class A
Asset Backed Securities Corp. Home			0.750% due 05/16/16 (Þ)	310	310
Equity			Series 2013-2A Class A
Series 2005-HE5 Class M3			0.810% due 09/15/16 (Þ)	634	634
0.636% due 06/25/35 (Ê)	1,050	968	Duane Street CLO III, Ltd.
Series 2006-HE5 Class A5			Series 2006-3A Class A1
0.396% due 07/25/36 (Ê)	1,200	994	0.492% due 01/11/21 (Ê)(Þ)	393	390
Bank of America Auto Trust			Educational Funding of the South, Inc.

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 23

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2011-1 Class A2			Series 2007-HE1 Class AF6
0.889% due 04/25/35 (Ê)	450	450	4.556% due 03/25/47	1,773	1,416
EFS Volunteer LLC			Lafayette CLO I, Ltd.
Series 2010-1 Class A2			Series 2012-1A Class A
1.089% due 10/25/35 (Ê)(Þ)	500	497	1.642% due 09/06/22 (Ê)(Þ)	47	47
Enterprise Fleet Financing LLC			Landmark VII CDO, Ltd.
Series 2011-3 Class A2			Series 2006-7A Class A1L
1.620% due 05/20/17 (Þ)	210	210	0.514% due 07/15/18 (Ê)(Þ)	155	155
Exeter Automobile Receivables Trust			Lehman XS Trust
Series 2013-1A Class A			Series 2006-9 Class A1B
1.290% due 10/16/17 (Þ)	186	187	0.318% due 05/25/46 (Ê)	140	113
Fannie Mae Grantor Trust			Series 2006-13 Class 1A2
Series 2003-T4 Class 2A5			0.328% due 09/25/36 (Ê)	136	112
5.407% due 09/26/33	48	53	Series 2006-19 Class A2
Federal Home Loan Mortgage Corp.			0.326% due 12/25/36 (Ê)	136	109
Structured Pass-Through Securities			Long Beach Mortgage Loan Trust
Series 2000-30 Class A5			Series 2004-4 Class 1A1
7.710% due 12/25/30	33	33	0.716% due 10/25/34 (Ê)	5	4
Ford Credit Auto Lease Trust			Series 2004-4 Class M1
Series 2012-B Class A3			1.056% due 10/25/34 (Ê)	1,200	1,129
0.570% due 09/15/15	1,115	1,115	Merrill Lynch First Franklin Mortgage
Ford Credit Auto Owner Trust			Loan Trust
0.480% due 11/15/16	675	675	Series 2007-1 Class A2B
0.510% due 04/15/17	605	605	0.326% due 04/25/37 (Ê)	116	62
Series 2012-A Class A3			Series 2007-4 Class 2A2
0.840% due 08/15/16	339	340	0.276% due 07/25/37 (Ê)	821	485
Gabs Dynergy Danskamm			Montana Higher Education Student
Class B			Assistance Corp.
7.670% due 08/11/16(Ø)	700	—	Series 2012-1 Class A3
Green Tree			1.204% due 07/20/43 (Ê)	650	648
Series 2008-MH1 Class A2			Morgan Stanley ABS Capital I, Inc. Trust
8.970% due 04/25/38 (Þ)	646	694	Series 2007-HE5 Class A2C
Henderson Receivables LLC			0.406% due 03/25/37 (Ê)	748	392
Series 2013-3A Class A			Series 2007-HE5 Class A2D
4.080% due 01/17/73 (Þ)	311	315	0.496% due 03/25/37 (Ê)	748	397
Honda Auto Receivables Owner Trust			Motor PLC
0.370% due 10/16/15	235	235	Series 2012-12A Class A1C
Series 2011-3 Class A3			1.286% due 02/25/20 (Þ)	275	275
0.880% due 09/21/15	474	474	Nissan Auto Lease Trust
Series 2012-2 Class A3			Series 2012-A Class A3
0.700% due 02/16/16	1,123	1,125	0.980% due 05/15/15	769	770
HSBC Home Equity Loan Trust			Nissan Auto Receivables Owner Trust
Series 2005-1 Class A			Series 2011-B Class A3
0.444% due 01/20/34 (Ê)	94	93	0.950% due 02/16/16	235	236
Hyundai Auto Lease Securitization Trust			NOB Hill CLO, Ltd.
Series 2012-A Class A3			Series 2006-1A Class A1
0.920% due 08/17/15 (Þ)	3,020	3,026	0.486% due 08/15/18 (Ê)(Þ)	268	266
Hyundai Auto Receivables Trust			OHA Credit Partners VII, Ltd.
1.650% due 02/15/17	310	312	Series 2012-7A Class A
1.300% due 02/15/18	1,260	1,272	1.655% due 11/20/23 (Ê)(Þ)	450	448
Series 2011-B Class A3			Pacifica CDO V Corp.
1.040% due 09/15/15	8	8	Series 2006-5A Class A1
Series 2012-A Class A3			0.499% due 01/26/20 (Ê)(Þ)	137	136
0.720% due 03/15/16	151	151	Popular ABS Mortgage Pass-Through
JPMorgan Mortgage Acquisition Corp.			Trust

See accompanying notes which are an integral part of this quarterly report.

24 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-6 Class A3			Series 2013-B Class A2A
4.566% due 01/25/36	82	74	1.850% due 06/17/30 (Þ)	1,250	1,218
Series 2006-C Class A4			SLM Student Loan Trust
0.406% due 07/25/36 (Ê)	1,380	1,216	0.010% due 01/15/26	310	312
Series 2006-D Class A3			Series 2003-11 Class A6
0.416% due 11/25/46 (Ê)	1,500	1,201	0.993% due 12/15/25 (Ê)(Þ)	350	350
Prestige Auto Receivables Trust			Series 2004-8 Class B
0.270% due 04/15/15	1,130	1,130	0.699% due 01/25/40 (Ê)	140	126
1.810% due 04/15/20	403	402	Series 2006-2 Class A6
Series 2013-1A Class A2			0.409% due 01/25/41 (Ê)	570	520
1.090% due 02/15/18 (Þ)	240	241	Series 2006-8 Class A6
RAMP Trust			0.399% due 01/25/41 (Ê)	570	510
Series 2003-RS9 Class AI6A			Series 2007-6 Class B
6.110% due 10/25/33	323	340	1.089% due 04/27/43 (Ê)	202	180
Series 2003-RS11 Class AI6A			Series 2008-2 Class B
5.980% due 12/25/33	107	106	1.439% due 01/25/29 (Ê)	205	186
RASC Trust			Series 2008-3 Class B
Series 2003-KS4 Class AIIB			1.439% due 04/25/29 (Ê)	205	190
0.736% due 06/25/33 (Ê)	25	21	Series 2008-4 Class A4
Red River CLO, Ltd.			1.889% due 07/25/22 (Ê)	1,400	1,477
Series 2006-1A Class A			Series 2008-4 Class B
0.508% due 07/27/18 (Ê)(Þ)	388	383	2.089% due 04/25/29 (Ê)	205	202
Renaissance Home Equity Loan Trust			Series 2008-5 Class B
Series 2005-2 Class AF4			2.089% due 07/25/29 (Ê)	205	207
4.934% due 08/25/35	85	82	Series 2008-6 Class B
Series 2006-1 Class AF6			2.089% due 07/25/29 (Ê)	205	202
5.746% due 05/25/36	142	106	Series 2008-7 Class A2
Series 2007-1 Class AF2			0.739% due 10/25/17 (Ê)	1,160	1,162
5.512% due 04/25/37	411	212	Series 2008-7 Class B
Series 2007-2 Class AF2			2.089% due 07/25/29 (Ê)	205	200
5.675% due 06/25/37	124	67	Series 2008-8 Class B
Santander Drive Auto Receivables Trust			2.489% due 10/25/29 (Ê)	205	211
Series 2011-2 Class B
2.660% due 01/15/16	68	68	Series 2008-9 Class B
			2.489% due 10/25/29 (Ê)	205	214
Series 2012-1 Class B
2.720% due 05/16/16	340	342	Series 2012-7 Class A3
			0.806% due 05/26/26 (Ê)	475	482
Series 2012-2 Class A3
1.220% due 12/15/15	257	257	Series 2013-4 Class A
			0.708% due 06/25/27 (Ê)	439	441
Series 2012-2 Class B			Small Business Administration
2.090% due 08/15/16	430	433	Participation Certificates
Series 2012-3 Class A3			Series 2005-20G Class 1
1.080% due 04/15/16	239	239	4.750% due 07/01/25	312	332
Series 2012-6 Class A3			SMART Trust
0.620% due 07/15/16	465	465	Series 2011-2USA Class A4A
Series 2013-1 Class B			2.310% due 04/14/17 (Þ)	869	879
1.160% due 01/15/19	230	230	Series 2012-4US Class A2A
Series 2013-2 Class A2			0.670% due 06/14/15	21	21
0.470% due 03/15/16	66	66	Series 2012-1USA Class A4A
Series 2013-A Class A2			2.010% due 12/14/17 (Þ)	310	315
0.800% due 10/17/16 (Þ)	363	363	Series 2013-1US Class A4A
SLM Private Education Loan Trust			1.050% due 10/14/18	305	302
Series 2010-A Class 2A			Soundview Home Equity Loan Trust
3.405% due 05/16/44 (Ê)(Þ)	900	959	Series 2005-1 Class M2
Series 2012-B Class A2			0.906% due 04/25/35 (Ê)	556	549
3.480% due 10/15/30 (Þ)	580	603

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 25

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-OPT3 Class A4			0.706% due 11/14/16 (Ê)	1,700	1,704
0.456% due 11/25/35 (Ê)	202	200	Series BKNT
Toyota Auto Finance Receivables LLC			0.523% due 06/15/16 (Ê)	600	595
0.480% due 02/15/16	195	195	5.300% due 03/15/17	200	220
Toyota Auto Receivables Owner Trust			6.100% due 06/15/17	775	877
0.550% due 01/17/17	475	475	Bear Stearns Cos. LLC (The)
Washington Mutual Asset-Backed			5.550% due 01/22/17	330	366
Certificates			7.250% due 02/01/18	195	232
Series 2006-HE2 Class A3
0.306% due 05/25/36 (Ê)	438	276	Branch Banking and Trust Co.
			0.565% due 10/28/15	1,205	1,206
		65,733	Burlington Northern Santa Fe LLC
Corporate Bonds and Notes - 12.9%			6.875% due 12/01/27	25	31
21st Century Fox America, Inc.			6.750% due 03/15/29	10	12
8.250% due 10/17/96	20	26	Carlyle Holdings II Finance LLC
AbbVie, Inc.			5.625% due 03/30/43 (Þ)	395	421
0.997% due 11/06/15 (Ê)	400	404	CCO Holdings LLC / CCO Holdings
Ally Financial, Inc.			Capital Corp.
4.625% due 06/26/15	400	415	8.125% due 04/30/20	425	465
Alterra USA Holdings, Ltd.			CenterPoint Energy Resources Corp.
7.200% due 04/14/17 (Þ)	155	173	6.125% due 11/01/17	50	57
Altria Group, Inc.			CF Industries, Inc.
10.200% due 02/06/39	167	274	5.375% due 03/15/44	265	276
Amazon.com, Inc.			CFC LLC
1.200% due 11/29/17	295	292	1.460% due 12/17/18	475	475
American International Group, Inc.			Chase Capital III
4.875% due 09/15/16	440	480	Series C
American Tower Trust I			0.789% due 03/01/27 (Ê)	295	246
3.070% due 03/15/23 (Þ)	390	373	Chevron Corp.
Ameriprise Financial, Inc.			3.191% due 06/24/23	325	321
7.518% due 06/01/66	210	233	CHS/Community Health Systems, Inc.
AmerisourceBergen Corp.			8.000% due 11/15/19	180	198
5.875% due 09/15/15	155	166	CIT Group, Inc.
Anheuser-Busch InBev Finance, Inc.			6.625% due 04/01/18 (Þ)	390	436
3.700% due 02/01/24	395	399	Citigroup, Inc.
Anheuser-Busch InBev Worldwide, Inc.			4.700% due 05/29/15	50	52
3.625% due 04/15/15	795	820	2.250% due 08/07/15	1,295	1,318
0.800% due 07/15/15	380	381	4.587% due 12/15/15	700	742
5.375% due 01/15/20	325	373	5.850% due 08/02/16	220	243
Apple, Inc.			6.000% due 08/15/17	450	510
0.488% due 05/03/18	1,180	1,181	6.125% due 11/21/17	405	464
AT&T Corp.			5.375% due 08/09/20	250	281
8.000% due 11/15/31	175	243
AT&T, Inc.			5.500% due 09/13/25	625	666
2.500% due 08/15/15	610	625	CNH Capital LLC
2.950% due 05/15/16	605	630	3.875% due 11/01/15	330	339
			Comcast Corp.
Bank of America Corp.			6.500% due 01/15/17	935	1,067
4.500% due 04/01/15	400	415
4.750% due 08/01/15	410	431	3.600% due 03/01/24	240	241
			Commonwealth Edison Co.
5.625% due 10/14/16	200	221	5.800% due 03/15/18	290	332
5.750% due 12/01/17	140	158	ConAgra Foods, Inc.
4.000% due 04/01/24	420	420	4.950% due 08/15/20	580	633
Series GMTN			Continental Airlines Pass Through Trust
6.400% due 08/28/17	200	230	Series 00A1
Bank of America NA			8.048% due 11/01/20	307	354

See accompanying notes which are an integral part of this quarterly report.

26 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 071A			Series GMTN
5.983% due 04/19/22	129	146	5.625% due 05/01/18	230	263
Series 09-1			6.875% due 01/10/39	350	461
9.000% due 07/08/16	194	222	General Electric Co.
Series 991A Class A			5.250% due 12/06/17	340	385
6.545% due 02/02/19	137	152	4.500% due 03/11/44	170	173
Continental Resources, Inc.			General Mills, Inc.
5.000% due 09/15/22	450	473	Zero coupon due 01/28/16	435	435
Crown Castle Towers LLC			Series FRN
4.174% due 08/15/17 (Þ)	415	439	0.536% due 01/29/16 (Ê)	640	641
CVS Caremark Corp.			General Motors Co.
3.250% due 05/18/15	295	303	4.875% due 10/02/23 (Þ)	1,340	1,374
Daimler Finance NA LLC			Genworth Holdings, Inc.
1.300% due 07/31/15 (Þ)	1,300	1,309	6.150% due 11/15/66	365	337
Delta Air Lines Pass Through Trust			Georgia-Pacific LLC
Series 2002-1 Class G-1			8.875% due 05/15/31	330	480
6.718% due 01/02/23	103	119	Gilead Sciences, Inc.
DIRECTV Holdings LLC / DIRECTV			3.700% due 04/01/24	205	205
Financing Co., Inc.			4.800% due 04/01/44	530	546
5.000% due 03/01/21	345	371	Goldman Sachs Group, Inc. (The)
4.450% due 04/01/24	240	241	6.150% due 04/01/18	400	457
Duke Energy Progress, Inc.			2.625% due 01/31/19	660	658
4.100% due 03/15/43	310	296	4.000% due 03/03/24	450	448
El Paso Natural Gas Co. LLC
7.500% due 11/15/26	100	125	6.750% due 10/01/37	895	1,025
Energy Transfer Partners, LP			Series D
6.050% due 06/01/41	205	222	6.000% due 06/15/20	150	172
3.255% due 11/01/66 (Ê)	1,380	1,263	Series GMTN
			7.500% due 02/15/19	300	363
Enterprise Products Operating LLC
5.250% due 01/31/20	540	604	Great Plains Energy, Inc.
			5.292% due 06/15/22	540	599
Series B
7.034% due 01/15/68	370	419	HCA, Inc.
			7.250% due 09/15/20	496	536
Express Scripts Holding Co.
3.500% due 11/15/16	500	529	4.750% due 05/01/23	205	203
Farmers Exchange Capital			HCP, Inc.
7.200% due 07/15/48 (Þ)	300	362	2.625% due 02/01/20	625	611
Farmers Exchange Capital II			5.375% due 02/01/21	400	448
6.151% due 11/01/53 (Þ)	1,185	1,291	Health Care REIT, Inc.
Ford Motor Credit Co. LLC			4.950% due 01/15/21	365	397
7.000% due 04/15/15	600	638	5.250% due 01/15/22	200	220
2.750% due 05/15/15	200	204	6.500% due 03/15/41	140	171
Forest Laboratories, Inc.			Healthcare Realty Trust, Inc.
4.375% due 02/01/19 (Þ)	505	532	6.500% due 01/17/17	700	790
4.875% due 02/15/21 (Þ)	265	280	Hewlett-Packard Co.
FPL Energy Wind Funding LLC			6.000% due 09/15/41	555	608
6.876% due 06/27/17 (Þ)	68	67	Historic TW, Inc.
Freeport-McMoRan Copper & Gold, Inc.			8.050% due 01/15/16	195	217
3.100% due 03/15/20	340	331	HSBC Finance Corp.
General Electric Capital Corp.			5.500% due 01/19/16	1,900	2,053
1.000% due 07/12/16	625	631	HSBC Holdings PLC
1.000% due 02/15/17	560	558	4.250% due 03/14/24	420	421
4.375% due 09/16/20	300	326	Humana, Inc.
			6.450% due 06/01/16	160	178
Series A
7.125% due 06/15/49 (Æ)(ƒ)	620	707	8.150% due 06/15/38	285	401
			IBM Corp.

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 27

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
3.625% due 02/12/24	295	297	Morgan Stanley
Indiantown Cogeneration, LP			0.719% due 10/15/15 (Ê)		180	180
Series A-10			5.550% due 04/27/17		425	474
9.770% due 12/15/20	177	198	6.250% due 08/28/17		500	572
International Lease Finance Corp.			5.625% due 09/23/19		275	313
4.875% due 04/01/15	350	363	5.000% due 11/24/25		535	550
6.750% due 09/01/16 (Þ)	100	111	Series GMTN
3.875% due 04/15/18	210	214	5.450% due 01/09/17		225	249
IPALCO Enterprises, Inc.			National City Bank
5.000% due 05/01/18	500	529	Series BKNT
JetBlue Airways Pass Through Trust			0.612% due 06/07/17 (Ê)		500	496
Series 04-2 Class G-2			Nationwide Mutual Insurance Company
0.686% due 05/15/18 (Ê)	750	743	5.810% due 12/15/24 (Þ)		500	505
JPMorgan Chase & Co.			NiSource Finance Corp.
4.250% due 10/15/20	300	321	6.400% due 03/15/18		145	167
Series FRN			Nomura Holdings, Inc.
0.756% due 02/15/17 (Ê)	1,200	1,201	2.750% due 03/19/19		345	343
Series GMTN			NOVA Chemicals Corp.
0.854% due 02/26/16 (Ê)	1,400	1,407	5.250% due 08/01/23		635	679
JPMorgan Chase Bank NA			NVR, Inc.
Series BKNT			3.950% due 09/15/22		380	377
5.875% due 06/13/16	70	77	Oncor Electric Delivery Co. LLC
6.000% due 10/01/17	945	1,077	6.800% due 09/01/18		550	649
JPMorgan Chase Capital XIII			Panhandle Eastern Pipe Line Co., LP
Series M			8.125% due 06/01/19		450	544
1.197% due 09/30/34 (Ê)	480	400	Petrobras Global Finance BV
JPMorgan Chase Capital XXI			6.250% due 03/17/24		220	227
Series U			Petrohawk Energy Corp.
1.188% due 02/02/37 (Ê)	335	262	7.250% due 08/15/18		230	244
JPMorgan Chase Capital XXIII			Plains Exploration & Production Co.
1.236% due 05/15/47 (Ê)	545	414	6.875% due 02/15/23		355	395
Juniper Networks, Inc.			Progress Energy, Inc.
4.600% due 03/15/21	330	344	5.625% due 01/15/16		40	43
Kinder Morgan Energy Partners, LP			Prudential Holdings LLC
3.500% due 03/01/21	440	438	8.695% due 12/18/23 (Þ)		526	663
5.500% due 03/01/44	375	383	Public Service Co. of Colorado
Life Technologies Corp.			2.500% due 03/15/23		195	182
6.000% due 03/01/20	260	299	Public Service Co. of New Mexico
Lorillard Tobacco Co.			7.950% due 05/15/18		260	310
6.875% due 05/01/20	705	824	QVC, Inc.
MacDermid, Inc.			7.500% due 10/01/19 (Þ)		260	277
4.000% due 06/07/20 (Ê)	615	616	4.375% due 03/15/23		810	798
Manufacturers & Traders Trust Co.			ROC Finance LLC / ROC Finance 1
5.585% due 12/28/20	84	86	Corp.
Medco Health Solutions, Inc.			12.125% due 09/01/18 (Þ)		340	359
4.125% due 09/15/20	265	279	Rockwood Specialties Group, Inc.
Merck & Co., Inc.			4.625% due 10/15/20		495	511
0.596% due 05/18/18	1,170	1,172	Sabine Pass LNG, LP
MetLife, Inc.			7.500% due 11/30/16		175	193
10.750% due 08/01/39	570	864	7.500% due 11/30/16 (Þ)		380	407
Metropolitan Life Global Funding I			Samsung Electronics America, Inc.
1.875% due 06/22/18 (Þ)	750	741	1.750% due 04/10/17 (Þ)		635	636
Monongahela Power Co.			SL Green Realty Corp. / SL Green
4.100% due 04/15/24 (Þ)	235	240	Operating Partnership
5.400% due 12/15/43 (Þ)	255	280	7.750% due 03/15/20		325	386

See accompanying notes which are an integral part of this quarterly report.

28 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
SLM Corp.					97,425
6.250% due 01/25/16	1,800	1,936	International Debt - 5.5%
South Carolina Electric & Gas Co.			ABN AMRO Bank NV
6.500% due 11/01/18	150	179	1.035% due 10/28/16 (Ê)(Þ)	300	302
Springleaf Finance Corp.			Ainsworth Lumber Co., Ltd.
6.900% due 12/15/17	300	329	7.500% due 12/15/17 (Þ)	205	219
Series MTNI			America Movil SAB de CV
5.400% due 12/01/15	700	733	3.125% due 07/16/22	175	167
Sprint Capital Corp.			ArcelorMittal
8.750% due 03/15/32	995	1,095	6.125% due 06/01/18	350	384
Tennessee Gas Pipeline Co. LLC			AWAS Aviation Capital, Ltd.
8.000% due 02/01/16	200	223	7.000% due 10/17/16 (Þ)	260	269
8.375% due 06/15/32	460	614	Baidu, Inc.
Time Warner Cable, Inc.			3.250% due 08/06/18	400	408
5.000% due 02/01/20	415	453	Banco Nacional de Desenvolvimento
6.550% due 05/01/37	225	261	Economico e Social
Time Warner, Inc.			3.375% due 09/26/16 (Þ)	620	632
5.875% due 11/15/16	400	448	Bank of Montreal
Toyota Motor Credit Corp.			2.850% due 06/09/15 (Þ)	100	103
0.526% due 05/17/16 (Ê)	1,135	1,139	Barrick Gold Corp.
UAL Pass Through Trust			4.100% due 05/01/23	1,105	1,049
Series 09-1			BBVA Bancomer SA
10.400% due 11/01/16	46	53	6.500% due 03/10/21 (Þ)	200	216
UnitedHealth Group, Inc.			BBVA US Senior SAU
6.000% due 06/15/17	3	3	4.664% due 10/09/15	650	683
3.875% due 10/15/20	200	212	BHP Billiton Finance USA, Ltd.
Ventas Realty, LP / Ventas Capital Corp.			3.850% due 09/30/23	390	400
2.000% due 02/15/18	200	200	BP Capital Markets PLC
Verizon Communications, Inc.			3.245% due 05/06/22	415	412
2.500% due 09/15/16	1,300	1,346	Braskem Finance, Ltd.
1.993% due 09/14/18 (Ê)	100	105	6.450% due 02/03/24	600	614
3.650% due 09/14/18	300	319	Caisse Centrale Desjardins
4.500% due 09/15/20	390	424	2.650% due 09/16/15 (Þ)	410	422
5.150% due 09/15/23	2,325	2,545	CDP Financial, Inc.
6.550% due 09/15/43	665	809	5.600% due 11/25/39 (Þ)	265	316
			Cent CLO, Ltd.
Wachovia Capital Trust III			Series 2013-19A Class A1A
5.570% due 03/29/49 (Ê)(ƒ)	290	279	1.567% due 10/29/25 (Ê)(Þ)	598	594
WEA Finance LLC / WT Finance			Cooperatieve Centrale Raiffeisen-
Australia Pty, Ltd.			Boerenleenbank BA
6.750% due 09/02/19 (Þ)	95	114	4.625% due 12/01/23	670	689
Wells Fargo & Co.			Credit Suisse
0.464% due 10/28/15 (Ê)	615	615	6.000% due 02/15/18	385	441
Williams Cos., Inc. (The)			DP World, Ltd.
7.875% due 09/01/21	161	191	6.850% due 07/02/37 (Þ)	330	357
7.750% due 06/15/31	108	121	Eksportfinans ASA
Williams Parters LP			2.375% due 05/25/16	225	223
4.300% due 03/04/24	700	703	Electricite de France
Williams Partners, LP / Williams			2.150% due 01/22/19 (Þ)	240	239
Partners Finance Corp.			Enel Finance International NV
7.250% due 02/01/17	235	271	6.000% due 10/07/39 (Þ)	275	287
ZFS Finance USA Trust II			Fomento Economico Mexicano SAB de
6.450% due 12/15/65 (Þ)	550	593	CV
ZFS Finance USA Trust V			4.375% due 05/10/43	204	178
6.500% due 05/09/37 (Þ)	955	1,024	Government of the Cayman Islands

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 29

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
5.950% due 11/24/19 (Þ)		230		260	0.950% due 05/26/15	1,240	1,249
HBOS PLC					Province of Quebec Canada
Series GMTN					3.500% due 07/29/20	200	210
6.750% due 05/21/18 (Þ)		825		935	Rabobank Nederland
HSBC Bank PLC					11.000% due 06/29/49 (ƒ)(Þ)	702	932
3.100% due 05/24/16 (Þ)		800		837	Ras Laffan Liquefied Natural Gas Co.,
Hutchison Whampoa International, Ltd.					Ltd. III
4.625% due 01/13/22 (Þ)		375		396	Series REGS
Intesa Sanpaolo SpA					6.750% due 09/30/19	300	356
2.375% due 01/13/17		925		928	Rio Tinto Finance USA PLC
IPIC GMTN, Ltd.					1.375% due 06/17/16	365	368
5.500% due 03/01/22 (Þ)		125		141	2.250% due 12/14/18	435	435
JPMorgan Chase & Co.					3.500% due 03/22/22	430	430
Series MPLE					Royal Bank of Canada
2.920% due 09/19/17 (Þ)	CAD	605		559	1.920% due 07/30/15	745	760
Kommunalbanken AS					Royal Bank of Scotland Group PLC
1.125% due 05/23/18 (Þ)	1,020			998	6.000% due 12/19/23	570	584
Korea East-West Power Co., Ltd.					6.990% due 10/29/49 (ƒ)(Þ)	300	324
2.500% due 07/16/17 (Þ)		200		204	Series 1
Korea Electric Power Corp.					9.118% due 03/31/49 (ƒ)	300	302
5.125% due 04/23/34 (Þ)		60		60	Saudi Electricity Global Sukuk Co. 2
Majapahit Holding BV					5.060% due 04/08/43 (Þ)	500	474
Series REGS					Seagate HDD Cayman
7.750% due 10/17/16		100		113	4.750% due 06/01/23 (Þ)	515	509
Marfrig Holding Europe BV					Shell International Finance BV
8.375% due 05/09/18 (Þ)		350		349	0.446% due 11/15/16 (Ê)	455	455
Marfrig Overseas, Ltd.					Sirius International Group, Ltd.
9.500% due 05/04/20		270		271	7.506% due 05/29/49 (ƒ)(Þ)	365	383
Mizuho Financial Group (Cayman) 3,					Standard Chartered PLC
Ltd.					Zero coupon due 04/27/15	1,251	1,291
4.600% due 03/27/24		500		502	5.700% due 03/26/44	400	396
Nexen Energy ULC
7.500% due 07/30/39		320		416	Statoil ASA
					0.697% due 11/08/18 (Ê)	1,100	1,106
Nokia OYJ
6.625% due 05/15/39		280		287	Suncor Energy, Inc.
					5.950% due 12/01/34	320	370
Nomura Holdings Inc.
2.000% due 09/13/16		575		582	Sydney Airport Finance Co. Pty, Ltd.
					3.900% due 03/22/23 (Þ)	640	626
Odebrecht Offshore Drilling Finance,
Ltd.					Talisman Energy, Inc.
6.625% due 10/01/22 (Þ)		430		445	7.750% due 06/01/19	375	453
OHA Credit Partners IX, Ltd.					Teva Pharmaceutical Finance Co. BV
Series 2013-9A Class A1					Series 2
1.637% due 10/20/25 (Ê)(Þ)		559		557	3.650% due 11/10/21	360	361
Oi SA					Total Capital Canada, Ltd.
5.750% due 02/10/22 (Þ)		395		378	0.619% due 01/15/16 (Ê)	1,500	1,507
Orange SA					2.750% due 07/15/23	395	374
2.125% due 09/16/15		600		610	Total Capital International SA
Petrobras Global Finance BV					Zero coupon due 08/12/16	1,180	1,186
5.625% due 05/20/43		230		194	Total Capital SA
Petrobras International Finance Co.					2.125% due 08/10/18	510	515
3.875% due 01/27/16		400		411	Trade MAPS 1, Ltd.
7.875% due 03/15/19		800		912	Series 2013-1A Class A
					0.857% due 12/10/18 (Ê)(Þ)	640	642
Petroleos Mexicanos
6.375% due 01/23/45 (Þ)		640		690	Transocean, Inc.
					6.375% due 12/15/21	560	629
Province of Ontario Canada
					Turkiye Garanti Bankasi AS

See accompanying notes which are an integral part of this quarterly report.

30 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
2.737% due 04/20/16 (Ê)(Þ)	200	195	Banc of America Merrill Lynch
Tyco Electronics Group SA			Commercial Mortgage, Inc.
6.550% due 10/01/17	350	405	Series 2003-2 Class D
Vale Overseas, Ltd.			5.322% due 03/11/41		228	231
8.250% due 01/17/34	160	193	Series 2006-2 Class A4
Validus Holdings, Ltd.			5.737% due 05/10/45		200	216
8.875% due 01/26/40	270	375	Series 2008-1 Class A4
VimpelCom Holdings BV			6.218% due 02/10/51		580	660
7.504% due 03/01/22 (Þ)	420	426	Banc of America Mortgage Securities,
Volvo Treasury AB			Inc.
5.950% due 04/01/15 (Þ)	385	404	Series 2004-1 Class 5A1
Weatherford International, Ltd.			6.500% due 09/25/33		3	3
5.125% due 09/15/20	520	566	Series 2004-11 Class 2A1
Willis Group Holdings PLC			5.750% due 01/25/35		76	80
4.125% due 03/15/16	210	221	Series 2005-H Class 2A5
		41,651	2.760% due 09/25/35 (Ê)		162	146
Loan Agreements - 0.1%			Bayview Commercial Asset Trust
			Series 2005-3A Class A1
HCA, Inc. Term Loan B4			0.476% due 11/25/35 (Ê)(Þ)		372	323
2.945% due 05/01/18 (Ê)	505	504	Series 2008-4 Class A2
Valeant Pharmaceuticals International,			2.656% due 07/25/38 (Ê)(Þ)		124	126
Inc. 1st Lien Term Loan B
3.750% due 08/05/20 (Ê)	368	369	BCAP LLC Trust
			2.628% due 03/26/35		261	266
		873	Series 2011-R11 Class 15A1
Mortgage-Backed Securities - 28.8%			2.637% due 10/26/33 (Ê)(Þ)		418	428
Adjustable Rate Mortgage Trust			Series 2011-RR4 Class 7A2
Series 2007-1 Class 1A1			9.170% due 04/26/37 (Þ)		295	86
2.660% due 03/25/37 (Ê)	747	604	Bear Stearns Adjustable Rate Mortgage
American Home Mortgage Investment			Trust
Trust			Series 2004-5 Class 2A
Series 2004-4 Class 4A			3.072% due 07/25/34 (Ê)		546	548
2.349% due 02/25/45 (Ê)	49	49	Series 2004-9 Class 22A1
Series 2007-1 Class GA1C			3.087% due 11/25/34 (Ê)		27	27
0.346% due 05/25/47 (Ê)	734	519	Series 2005-2 Class A1
Series 2007-4 Class A2			2.600% due 03/25/35 (Ê)		399	405
0.346% due 08/25/37 (Ê)	209	193	Series 2007-3 Class 1A1
Aventura Mall Trust			2.642% due 05/25/47 (Ê)		168	140
Series 2013-AVM Class A			Bear Stearns Alt-A Trust
3.743% due 12/05/32 (Þ)	335	349	Series 2005-4 Class 23A1
Banc of America Commercial Mortgage			2.700% due 05/25/35 (Ê)		128	122
Trust			Series 2005-7 Class 22A1
Series 2007-2 Class AM			2.679% due 09/25/35 (Ê)		308	271
5.645% due 04/10/49	585	646
Banc of America Funding Corp.			Series 2005-10 Class 24A1
Series 2006-3 Class 5A8			2.325% due 01/25/36 (Ê)		265	202
5.500% due 03/25/36	224	213	Series 2006-1 Class 21A2
Series 2006-G Class 2A3			2.457% due 02/25/36 (Ê)		342	232
0.324% due 07/20/36 (Ê)	217	216	Bear Stearns ARM Trust
			Series 2003-1 Class 6A1
Series 2006-I Class 5A1			2.572% due 04/25/33 (Ê)		14	15
5.685% due 10/20/46 (Ê)	653	581
			Series 2003-8 Class 4A1
Series 2007-4 Class 3A1			2.780% due 01/25/34 (Ê)		54	54
0.526% due 06/25/37 (Ê)	850	681
			Bear Stearns Commercial Mortgage
Banc of America Funding Trust			Securities Trust
Series 2006-3 Class 5A3			Series 2006-T22 Class A4
5.500% due 03/25/36	809	774	5.577% due 04/12/38		500	537

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 31

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
Bear Stearns Mortgage Backed					Series 2005-HYB9 Class 3A2A
Securities					2.417% due 02/20/36 (Ê)	31	29
4.871% due 09/11/42		930		972	Series 2007-2 Class A2
BNPP Mortgage Securities LLC					6.000% due 03/25/37	1,339	1,230
Series 2009-1 Class A1					Series 2007-4 Class 1A10
6.000% due 08/27/37 (Þ)		189		199	6.000% due 05/25/37	1,237	1,069
Citicorp Mortgage Securities Trust					Series 2007-HY5 Class 1A1
Series 2006-3 Class 1A9					2.842% due 09/25/47 (Ê)	1,089	949
5.750% due 06/25/36		176		182	Countrywide Home Loan Mortgage Pass-
Citigroup Commercial Mortgage Trust					Through Trust
Series 2004-C1 Class E					Series 2004-HYB9 Class 1A1
5.352% due 04/15/40		155		156	2.502% due 02/20/35 (Ê)	150	145
Series 2006-C5 Class A4					Credit Suisse Commercial Mortgage
5.431% due 10/15/49		135		147	Trust
Series 2009-RR1 Class MA4A					Series 2006-C5 Class A1A
5.485% due 03/17/51 (Þ)		300		329	5.297% due 12/15/39	1,161	1,249
Citigroup Mortgage Loan Trust, Inc.					Series 2007-C1 Class A3
Series 2005-11 Class A2A					5.383% due 02/15/40	94	101
2.510% due 10/25/35 (Ê)		28		28	Credit Suisse First Boston Commercial
Series 2006-AR7 Class 1A4A					Mortgage
2.670% due 11/25/36 (Ê)		307		256	5.100% due 08/15/38	210	220
Series 2007-10 Class 2A3A					Credit Suisse First Boston Mortgage
5.635% due 09/25/37 (Ê)		327		277	Securities Corp.
Series 2007-10 Class 2A4A					Series 2003-C5 Class D
5.993% due 09/25/37 (Ê)		193		171	5.116% due 12/15/36	146	146
Series 2007-AR8 Class 2A1A					Series 2004-C5 Class B
2.756% due 07/25/37 (Ê)		416		349	4.929% due 11/15/37	350	356
Commercial Mortgage Asset Trust					Series 2005-9 Class 2A1
Series 1999-C1 Class D					5.500% due 10/25/35	207	202
7.084% due 01/17/32		15		15	Series 2005-C2 Class A3
Series 2001-J2A Class E					4.691% due 04/15/37	149	151
6.922% due 07/16/34 (Þ)		200		228	Credit Suisse Mortgage Capital
Commercial Mortgage Pass Through					Certificates
Certificates					Series 2007-2 Class 3A4
Series 2007-FL14 Class AJ					5.500% due 03/25/37	753	726
0.335% due 06/15/22 (Ê)(Þ)		632		626	CSMC
Commercial Mortgage Trust					Series 2011-4R Class 5A1
Series 2005-GG3 Class A4					2.557% due 05/27/36 (Þ)	283	270
4.799% due 08/10/42		100		102	DBCCRE Mortgage Trust
Countrywide Alternative Loan Trust					Series 2014-ARCP Class C
Series 2005-81 Class A1					4.935% due 01/10/34 (Þ)	295	301
0.436% due 02/25/37 (Ê)		247		192	DBRR Trust
Series 2005-48T1 Class A6					Series 2011-LC2 Class A4A
5.500% due 11/25/35		673		591	4.537% due 07/12/44 (Þ)	340	368
Series 2006-36T2 Class 1A9					Series 2012-EZ1 Class B
1.056% due 12/25/36 (Ê)		173		115	1.393% due 09/25/45 (Þ)	210	210
Series 2006-45T1 Class 2A2					DBUBS Mortgage Trust
6.000% due 02/25/37		645		532	Series 2011-LC1A Class A1
Countrywide Home Loan Mortgage Pass					3.742% due 11/10/46 (Þ)	731	765
Through Trust					Series 2011-LC2A Class A2
Series 2004-22 Class A3					3.386% due 07/10/44 (Þ)	900	940
2.498% due 11/25/34 (Ê)		94		87	Deutsche Alt-A Securities, Inc.
Series 2005-3 Class 1A2					Alternate Loan Trust
0.446% due 04/25/35 (Ê)		17		15	Series 2005-AR1 Class 2A3
					1.783% due 08/25/35 (Ê)	385	305

See accompanying notes which are an integral part of this quarterly report.

32 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2007-OA1 Class A1			3.500%	3,545	3,717
0.306% due 02/25/47 (Ê)	1,674	1,202	30 Year TBA(Ï)
Extended Stay America Trust			3.000%	12,035	11,615
Series 2013-ESH7 Class A27			3.500%	15,415	15,505
2.958% due 12/05/31 (Þ)	325	322	4.000%	23,030	23,936
Fannie Mae			4.500%	13,340	14,230
2.633% due 2017(Ê)	10	11
6.000% due 2017	6	6	5.000%	13,410	14,617
3.584% due 2020	565	597	5.500%	2,705	2,987
3.615% due 2020	714	750	6.000%	1,510	1,683
3.665% due 2020	783	830	5.500% due 08/01/37	289	321
3.763% due 2020	763	807	5.500% due 02/01/38	291	324
4.250% due 2020	756	819	6.000% due 02/25/47	328	371
5.500% due 2020	27	29
3.890% due 2021	200	213	Series 2003-343 Class 6
4.302% due 2021	792	867	Interest Only STRIP
5.500% due 2021	56	60	5.000% due 10/01/33	56	11
3.017% due 2022	293	297	Series 2003-345 Class 18
5.500% due 2022	124	132	Interest Only STRIP
2.460% due 2023	933	896	4.500% due 12/01/18	90	6
4.000% due 2025	657	696	Series 2003-345 Class 19
4.500% due 2025	1,041	1,119	Interest Only STRIP
4.000% due 2026	667	706	4.500% due 01/01/19	98	7
6.000% due 2026	125	139	Series 2005-365 Class 12
6.000% due 2027	76	84	Interest Only STRIP
5.500% due 2028	42	46	5.500% due 12/01/35	183	35
6.000% due 2028	7	8	Series 2006-369 Class 8
3.500% due 2032	569	587	Interest Only STRIP
6.000% due 2032	97	110	5.500% due 04/01/36	29	6
6.150% due 2032(Ê)	106	115	Fannie Mae Grantor Trust
3.000% due 2033	1,956	1,953	Series 2001-T4 Class A1
3.500% due 2033	1,786	1,839	7.500% due 07/25/41	313	371
5.000% due 2033	22	24	Fannie Mae REMICS
5.500% due 2033	171	188	Series 1999-56 Class Z
6.000% due 2033	5	5	7.000% due 12/18/29	29	32
6.150% due 2033(Ê)	80	87
3.500% due 2034	397	409	Series 2003-32 Class FH
5.000% due 2034	270	295	0.556% due 11/25/22 (Ê)	5	5
5.500% due 2034	325	360	Series 2003-35 Class FY
4.500% due 2035	13	14	0.556% due 05/25/18 (Ê)	55	56
5.500% due 2035	180	200	Series 2003-W1 Class 1A1
3.392% due 2036(Ê)	149	155	5.948% due 12/25/42	20	23
5.500% due 2036	570	628	Series 2004-W2 Class 2A2
6.000% due 2036	1,308	1,458	7.000% due 02/25/44	236	272
5.500% due 2037	276	299	Series 2005-110 Class MB
6.000% due 2037	132	147	5.500% due 09/25/35	74	80
5.500% due 2038	3,483	3,848	Series 2006-27 Class SH
4.000% due 2040	645	673	Interest Only STRIP
5.500% due 2040	182	202
6.000% due 2040	575	640	6.545% due 04/25/36 (Ê)	1,339	202
4.000% due 2041	1,836	1,911	Series 2007-30 Class AF
4.500% due 2041	17	18	0.466% due 04/25/37 (Ê)	44	43
5.500% due 2041	80	88	Series 2009-39 Class LB
6.000% due 2041	617	687	4.500% due 06/25/29	405	431
3.500% due 2043	1,888	1,881	Series 2009-96 Class DB
15 Year TBA(Ï)			4.000% due 11/25/29	513	541
2.500%	4,035	4,032
3.000%	4,120	4,233

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 33

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2010-95 Class S			6.000% due 2016	3	3
Interest Only STRIP			2.533% due 2030(Ê)	1	1
6.445% due 09/25/40 (Ê)	1,359	231	5.500% due 2037	302	326
Series 2012-55 Class PC			5.500% due 2038	1,614	1,804
3.500% due 05/25/42	700	707	6.000% due 2038	310	347
Fannie Mae-Aces			4.000% due 2041	2,657	2,771
Series 2006-M2 Class A2F			4.500% due 2041	683	732
5.259% due 05/25/20	166	185	3.000% due 2042	354	341
Series 2011-M1 Class A3			3.500% due 2043	968	975
3.763% due 06/25/21	875	921	Freddie Mac Reference REMIC
Series 2012-M12 Class 1A			Series 2006-R006 Class ZA
2.840% due 08/25/22	946	936	6.000% due 04/15/36	245	267
			Freddie Mac REMICS
Series 2012-M15 Class A			Series 2000-2266 Class F
2.656% due 10/25/22	949	921	0.605% due 11/15/30 (Ê)	5	5
FDIC Trust
Series 2010-R1 Class A			Series 2003-2624 Class QH
2.184% due 05/25/50 (Þ)	1,103	1,110	5.000% due 06/15/33	253	270
Series 2011-R1 Class A			Series 2007-3335 Class BF
2.672% due 07/25/26 (Þ)	463	477	0.305% due 07/15/19 (Ê)	39	39
Federal Home Loan Mortgage Corp.			Series 2007-3335 Class FT
Multifamily Structured Pass Through			0.305% due 08/15/19 (Ê)	92	92
Certificates			Series 2009-3569 Class NY
Series 2011-K702 Class X1			5.000% due 08/15/39	1,400	1,535
Interest Only STRIP			Series 2010-3653 Class B
1.540% due 02/25/18	6,829	358	4.500% due 04/15/30	490	526
Series 2012-K020 Class A2			Series 2010-3704 Class DC
2.373% due 05/25/22	925	887	4.000% due 11/15/36	414	440
Series 2012-K020 Class X1			Series 2011-3901 Class LA
Interest Only STRIP			4.000% due 06/15/38	210	214
1.472% due 05/25/22	2,368	218	Series 2012-4010 Class KM
Series 2013-K024 Class X1			3.000% due 01/15/42	436	430
Interest Only STRIP			FREMF Mortgage Trust
0.902% due 09/25/22	2,776	163	Series 2010-K7 Class B
Federal Home Loan Mortgage Corp.			5.435% due 04/25/20 (Þ)	510	562
Multifamily Structured PassThrough			Series 2012-K705 Class B
Certificates			4.163% due 09/25/44 (Þ)	217	226
Series 2011-K014 Class X1			GE Business Loan Trust
Interest Only STRIP			Series 2003-2A Class A
1.257% due 04/25/21	1,256	91	0.525% due 11/15/31 (Ê)(Þ)	344	330
Series 2012-K501 Class X1A			Ginne Mae II
Interest Only STRIP			4.000% due 2040(Ê)	197	207
1.741% due 08/25/16	4,734	129	Ginnie Mae
Federal Home Loan Mortgage Corp.			30 Year TBA(Ï)
Structured Pass Through Securities			4.500%	1,750	1,886
Series 2003-56 Class A5			Series 2007-26 Class SD
5.231% due 05/25/43	345	371	Interest Only STRIP
Series 2005-63 Class 1A1			6.646% due 05/16/37 (Ê)	1,325	214
1.339% due 02/25/45 (Ê)	16	16
			Series 2010-74 Class IO
First Horizon Asset Securities, Inc.			Interest Only STRIP
Series 2005-AR4 Class 2A1			0.457% due 03/16/50	2,328	65
2.583% due 10/25/35 (Ê)	775	680
First Horizon Mortgage Pass-Through			Series 2010-H03 Class HI
Trust			Interest Only STRIP
Series 2006-2 Class 1A3			1.471% due 03/20/60	19,726	1,020
6.000% due 08/25/36	778	761
Freddie Mac

See accompanying notes which are an integral part of this quarterly report.

34 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2010-H04 Class BI			Series 2004-GG2 Class A6
Interest Only STRIP			5.396% due 08/10/38	216	217
1.386% due 04/20/60	1,491	86	Series 2011-GC5 Class A4
Series 2010-H12 Class PT			3.707% due 08/10/44	735	761
5.470% due 11/20/59	631	675	GSMPS Mortgage Loan Trust
Series 2010-H22 Class JI			Series 2006-RP1 Class 1A2
Interest Only STRIP			7.500% due 01/25/36 (Þ)	384	388
2.499% due 11/20/60	2,423	246	GSR Mortgage Loan Trust
Series 2011-38 Class C			Series 2005-AR7 Class 6A1
4.487% due 09/16/51	525	552	5.030% due 11/25/35 (Ê)	65	65
Series 2011-67 Class B			Series 2006-2F Class 3A3
3.863% due 10/16/47	230	240	6.000% due 02/25/36	762	666
Series 2011-H02 Class BI			Series 2006-3F Class 2A3
Interest Only STRIP			5.750% due 03/25/36	139	129
0.409% due 02/20/61	10,461	175	Series 2006-8F Class 4A17
Series 2012-99 Class CI			6.000% due 09/25/36	286	244
Interest Only STRIP			HarborView Mortgage Loan Trust
1.042% due 10/16/49	1,879	142	Series 2005-4 Class 3A1
Series 2012-115 Class A			2.734% due 07/19/35 (Ê)	87	76
2.131% due 04/16/45	218	212	Hilton USA Trust
Series 2012-115 Class IO			Series 2013-HLT Class CFX
Interest Only STRIP			3.714% due 11/05/30 (Þ)	350	355
0.432% due 04/16/54	780	37	IndyMac Index Mortgage Loan Trust
Ginnie Mae I			Series 2005-AR31 Class 1A1
3.000% due 2027	503	521	2.326% due 01/25/36 (Ê)	466	371
5.000% due 2039	869	950	Series 2006-AR41 Class A3
4.564% due 2062	1,219	1,341	0.336% due 02/25/37 (Ê)	934	671
Ginnie Mae II			JPMBB Commercial Mortgage Securities
1.625% due 2026(Ê)	73	76	Series 2013-C15 Class A4
1.625% due 2027(Ê)	6	6	4.096% due 11/15/45	390	406
1.625% due 2032(Ê)	30	31	JPMorgan Alternative Loan Trust
3.500% due 2040(Ê)	940	993	Series 2006-A2 Class 3A1
4.000% due 2040(Ê)	154	162	2.628% due 05/25/36 (Ê)	997	778
4.502% due 2061	407	446	JPMorgan Chase Commercial Mortgage
4.700% due 2061	300	331	Securities Corp.
4.810% due 2061	1,136	1,241	Series 2003-C1 Class D
5.245% due 2061	687	766	5.192% due 01/12/37	127	127
4.652% due 2063	107	118	Series 2004-LN2 Class B
4.661% due 2063	40	44	5.157% due 07/15/41	150	151
4.732% due 2063	216	237	Series 2006-LDP8 Class A4
30 Year TBA(Ï)			5.399% due 05/15/45	763	826
3.000%	980	964	Series 2007-CB18 Class A4
GMAC Commercial Mortgage Securities,			5.440% due 06/12/47	1,200	1,317
Inc.
Series 2004-C3 Class A4			Series 2007-LDPX Class A3
4.547% due 12/10/41	60	61	5.420% due 01/15/49	700	768
GMAC Mortgage Corp. Loan Trust			Series 2014-FBLU Class C
Series 2005-AR2 Class 4A			2.155% due 12/15/28 (Ê)(Þ)	285	285
4.610% due 05/25/35 (Ê)	226	216	JPMorgan Mortgage Trust
Government National Mortgage			Series 2004-A2 Class 3A1
Association			4.103% due 05/25/34 (Ê)	59	59
Series 2010-124 Class C			Series 2005-A1 Class 6T1
3.392% due 03/16/45	75	78	3.389% due 02/25/35 (Ê)	14	15
Series 2012-147 Class AE			Series 2005-A5 Class TA1
1.750% due 07/16/47	284	269	5.256% due 08/25/35 (Ê)	117	121
GS Mortgage Securities Corp. II

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 35

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
Series 2005-A8 Class 1A1					Series 2007-T27 Class A4
5.087% due 11/25/35 (Ê)		160		154	5.650% due 06/11/42	720	806
Series 2005-S3 Class 1A2					Series 2011-C3 Class A2
5.750% due 01/25/36		37		34	3.224% due 07/15/49	185	193
Series 2006-A6 Class 1A2					Series 2011-C3 Class A4
2.657% due 10/25/36 (Ê)		130		109	4.118% due 07/15/49	115	122
Series 2006-A7 Class 2A4R					Morgan Stanley Dean Witter Capital I
2.529% due 01/25/37 (Ê)		951		846	Trust
Series 2007-S3 Class 1A8					Series 2001-TOP3 Class C
6.000% due 08/25/37		704		625	6.790% due 07/15/33	30	30
LB-UBS Commercial Mortgage Trust					Mortgage-Linked Amortizing Notes
Series 2004-C7 Class A1A					Series 2012-1 Class A10
4.475% due 10/15/29		51		52	2.060% due 01/15/22	492	495
Series 2006-C1 Class A3					Motel 6 Trust
5.207% due 02/15/31		241		246	Series 2012-MTL6 Class A1
Mastr Adjustable Rate Mortgages Trust					1.500% due 10/05/25 (Þ)	318	316
Series 2006-2 Class 4A1					Series 2012-MTL6 Class A2
2.630% due 02/25/36 (Ê)		83		80	1.948% due 10/05/25 (Þ)	455	452
Series 2007-HF2 Class A1					Series 2012-MTL6 Class XA1
0.466% due 09/25/37 (Ê)		509		461	Interest Only STRIP
Mastr Alternative Loan Trust					3.005% due 10/05/25 (Þ)	2,130	44
Series 2003-4 Class B1					Northstar Education Finance, Inc.
5.878% due 06/25/33		84		84	Series 2007-1 Class A1
Series 2004-10 Class 5A6					0.335% due 04/28/30 (Ê)	475	456
5.750% due 09/25/34		73		76	NorthStar Mortgage Trust
Mellon Residential Funding Corp.					Series 2012-1 Class A
Series 2000-TBC2 Class A1					1.365% due 08/25/29 (Ê)(Þ)	138	138
0.635% due 06/15/30 (Ê)		57		56	OBP Depositor LLC Trust
Merrill Lynch Mortgage Trust					Series 2010-OBP Class A
Series 2005-A10 Class A					4.646% due 07/15/45 (Þ)	285	313
0.366% due 02/25/36 (Ê)		62		57	Prime Mortgage Trust
Series 2005-CIP1 Class AM					Series 2004-CL1 Class 1A2
5.107% due 07/12/38		555		583	0.556% due 02/25/34 (Ê)	9	8
Series 2008-C1 Class A4					RALI Trust
5.690% due 02/12/51		521		583	Series 2005-QS14 Class 2A1
					6.000% due 09/25/35	2	1
Merrill Lynch/Countrywide Commercial
Mortgage Trust					RBSCF Trust
Series 2007-6 Class A4					5.908% due 06/16/49	98	109
5.485% due 03/12/51		100		110	RBSSP Resecuritization Trust
MLCC Mortgage Investors, Inc.					5.500% due 02/26/35	611	636
Series 2005-3 Class 5A					Residential Asset Securitization Trust
0.406% due 11/25/35 (Ê)		36		35	Series 2003-A15 Class 1A2
ML-CFC Commercial Mortgage Trust					0.606% due 02/25/34 (Ê)	60	58
5.467% due 02/12/39		491		522	Series 2005-A10 Class A3
Morgan Stanley Bank of America Merrill					5.500% due 09/25/35	120	108
Lynch Trust					Series 2006-A9CB Class A6
Series 2013-C7 Class AS					6.000% due 09/25/36	184	123
3.214% due 02/15/46		270		258	RFMSI Trust
Morgan Stanley Capital I Trust					Series 2006-SA4 Class 2A1
Series 2007-HQ12 Class A2					3.560% due 11/25/36 (Ê)	191	165
5.614% due 04/12/49		104		106	RREF 2013 LT1 LLC
Morgan Stanley Capital I, Inc.					Series 2013-LT2 Class A
Series 2006-T23 Class A4					2.833% due 05/22/28 (Þ)	99	99
5.810% due 08/12/41		780		850	Sequoia Mortgage Trust
					Series 2001-5 Class A
					0.854% due 10/19/26 (Ê)	21	21

See accompanying notes which are an integral part of this quarterly report.

36 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
SMA Issuer I LLC					Series 2006-AR10 Class 4A1
Series 2012-LV1 Class A					2.685% due 07/25/36 (Ê)	34	31
3.500% due 08/20/25 (Þ)		25		25	Series 2006-AR17 Class A1
Structured Adjustable Rate Mortgage					2.612% due 10/25/36 (Ê)	612	580
Loan Trust					Series 2007-8 Class 1A16
Series 2004-12 Class 2A					6.000% due 07/25/37	107	104
2.400% due 09/25/34 (Ê)		958		953	Series 2007-AR8 Class A1
Series 2005-23 Class 1A3					5.913% due 11/25/37 (Ê)	165	151
2.488% due 01/25/36 (Ê)		122		117	WFRBS Commercial Mortgage Trust
Structured Asset Mortgage Investments					3.660% due 03/15/47	500	515
II Trust					WF-RBS Commercial Mortgage Trust
Series 2004-AR8 Class A1					Series 2011-C5 Class A4
0.834% due 05/19/35 (Ê)		268		258	3.667% due 11/15/44	545	560
Series 2005-AR5 Class A3							217,144
0.404% due 07/19/35 (Ê)		100		99
Series 2007-AR6 Class A1					Municipal Bonds - 1.5%
1.634% due 08/25/47 (Ê)		893		784	Alabama Public School & College
					Authority Revenue Bonds
Structured Asset Securities Corp.					5.150% due 09/01/27	100	110
Mortgage Pass-Through Certificates
Series 2003-34A Class 5A4					Charlotte-Mecklenburg Hospital
2.414% due 11/25/33 (Ê)		506		513	Authority (The) Revenue Bonds
Wachovia Bank Commercial Mortgage					5.000% due 01/15/30	900	969
Trust					Chicago Transit Authority Revenue
Series 2003-C9 Class D					Bonds
5.209% due 12/15/35		149		149	6.899% due 12/01/40	200	237
Series 2004-C14 Class E					City of Houston Texas General
5.358% due 08/15/41 (Þ)		185		187	Obligation Limited
					6.290% due 03/01/32	465	559
Series 2004-C14 Class F
5.526% due 08/15/41 (Þ)		140		141	City of New York General Obligation
					Unlimited
Series 2004-C15 Class A4					6.646% due 12/01/31	250	288
4.803% due 10/15/41		100		101	6.246% due 06/01/35	1,100	1,216
Series 2005-C17 Class A4					Clark County Department of Aviation
5.083% due 03/15/42		98		101	Revenue Bonds
Washington Mutual Mortgage Pass					6.820% due 07/01/45	100	132
Through Certificates					Illinois Municipal Electric Agency
Series 2005-AR13 Class A1A1					Revenue Bonds
0.446% due 10/25/45 (Ê)		19		18	6.832% due 02/01/35	100	110
Series 2006-AR7 Class A1A					Irvine Ranch Water District Special
1.060% due 09/25/46 (Ê)		827		511	Assessment
Series 2007-HY2 Class 2A3					6.622% due 05/01/40	1,000	1,247
2.499% due 04/25/37 (Ê)		670		471	La Paz County Industrial Development
Washington Mutual Mortgage Pass-					Authority Revenue Bonds
Through Certificates Trust					7.000% due 03/01/34	500	473
Series 2007-HY3 Class 4A1					Los Angeles Unified School District
2.499% due 03/25/37 (Ê)		267		250	General Obligation Unlimited
Wells Fargo Mortgage Backed Securities					4.500% due 07/01/22 (µ)	400	442
Trust					Metropolitan Government of Nashville &
Series 2004-P Class 2A1					Davidson County Convention Center
2.613% due 09/25/34 (Ê)		299		306	Authority Revenue Bonds
Series 2006-2 Class 2A3					6.731% due 07/01/43	100	119
5.500% due 03/25/36		92		88	Municipal Electric Authority of Georgia
Series 2006-AR2 Class 2A1					Revenue Bonds
2.628% due 03/25/36		126		127	6.637% due 04/01/57	370	419
Series 2006-AR2 Class 2A3					7.055% due 04/01/57	345	372
2.628% due 03/25/36 (Ê)		190		189	New York City Water & Sewer System
					Revenue Bonds

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 37

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
5.375% due 06/15/43		525	587	Granite Master Issuer PLC
New York State Dormitory Authority				Series 2005-1 Class A5
Revenue Bonds				0.404% due 12/20/54 (Ê)	EUR	223	304
5.000% due 03/15/29		200	223	Series 2005-4 Class A5
5.000% due 03/15/41		200	212	0.424% due 12/20/54 (Ê)	EUR	95	130
North Carolina Turnpike Authority				Series 2006-4 Class A7
Revenue Bonds				0.444% due 12/20/54 (Ê)	EUR	238	325
6.700% due 01/01/39		100	109	Ireland Government Bond
Public Power Generation Agency				5.000% due 10/18/20	EUR	120	194
Revenue Bonds				5.400% due 03/13/25	EUR	1,100	1,818
7.242% due 01/01/41		100	110	Italy Buoni Poliennali Del Tesoro
San Diego County Regional Airport				3.000% due 06/15/15	EUR	1,000	1,416
Authority Revenue Bonds				4.500% due 07/15/15	EUR	1,300	1,877
6.628% due 07/01/40		100	107	3.750% due 08/01/15	EUR	800	1,146
State of California General Obligation
Unlimited				3.000% due 11/01/15	EUR	100	143
6.650% due 03/01/22		775	932	2.750% due 12/01/15	EUR	1,200	1,708
7.500% due 04/01/34		100	135	4.000% due 09/01/20	EUR	530	800
State of Illinois General Obligation				Italy Certificati di Credito del Tesoro
Unlimited				Zero coupon due 06/30/15	EUR	2,300	3,141
5.877% due 03/01/19		375	420	Kingdom of Belgium
5.100% due 06/01/33		440	434	3.750% due 09/28/20 (Æ)	EUR	488	772
7.350% due 07/01/35		350	409	LBG Capital No. 2 PLC
State of Louisiana Gasoline & Fuels Tax				15.000% due 12/21/19	GBP	500	1,211
Revenue Bonds				Malaysia Government Bond
3.000% due 05/01/43 (Ê)		400	401	Series 0110
State of Texas General Obligation				3.835% due 08/12/15	MYR	528	163
Unlimited				Series 0113
5.517% due 04/01/39		250	297	3.172% due 07/15/16	MYR	719	219
State of Wisconsin Revenue Bonds				Series 1/06
5.050% due 05/01/18 (µ)		100	110	4.262% due 09/15/16	MYR	1,424	445
University of California Revenue Bonds				Mexican Bonos
6.270% due 05/15/31		400	443	Series M 20
			11,622	7.500% due 06/03/27	MXN	13,652	1,137
Non-US Bonds - 6.2%				Series M 30
				10.000% due 11/20/36	MXN	14,649	1,487
Australia Government Bond
Series 120				Series M
6.000% due 02/15/17	AUD	1,374	1,379	8.000% due 06/11/20	MXN	13,960	1,205
Series 126				Muskrat Falls / Labrador Transmission
4.500% due 04/15/20	AUD	3,300	3,208	Assets Funding Trust
				Series C
Series 133				3.860% due 12/01/48 (Þ)	CAD	300	289
5.500% due 04/21/23	AUD	1,500	1,549	New Zealand Government Bond
Belgium Government Bond				2.000% due 09/20/25	NZD	340	281
Series 60
4.250% due 03/28/41 (Þ)	EUR	360	601	Series 423
				5.500% due 04/15/23	NZD	1,500	1,387
Brazil Notas do Tesouro Nacional
Series NTNB				Series 521
6.000% due 05/15/45	BRL	704	696	6.000% due 05/15/21	NZD	2,680	2,546
6.000% due 08/15/50	BRL	625	605	Norway Government Bond
				Series 472
Series NTNF				4.250% due 05/19/17	NOK	10,990	1,975
10.000% due 01/01/23	BRL	1,565	614	Peru Government Bond
Colombia Government International				7.840% due 08/12/20	PEN	2,410	952
Bond
7.750% due 04/14/21	COP	1,535,000	872	Poland Government Bond
				Series 0417
9.850% due 06/28/27	COP	1,367,000	902	4.750% due 04/25/17	PLN	3,140	1,083

See accompanying notes which are an integral part of this quarterly report.

38 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Series 1019						13,602
5.500% due 10/25/19	PLN	3,210	1,153	United States Government Treasuries - 15.8%
Red & Black Auto Germany				United States Treasury Floating Rate
Series 2012-1 Class A				Note
1.195% due 12/15/20 (Ê)	EUR	24	33	0.090% due 01/31/16 (Ê)	15,600	15,592
SC Germany Auto UG				United States Treasury Inflation Indexed
Series 2011-2 Class A				Bonds
1.180% due 11/13/21 (Ê)	EUR	634	878	0.500% due 04/15/15	577	589
South Africa Government Bond				0.125% due 04/15/16	2,951	3,031
Series R203				0.125% due 04/15/17	2,672	2,748
8.250% due 09/15/17	ZAR	10,660	1,032	0.125% due 04/15/18	567	580
Series R214
6.500% due 02/28/41	ZAR	9,470	674	1.250% due 07/15/20	643	693
Spain Government Bond				0.125% due 07/15/22	814	797
3.000% due 04/30/15	EUR	200	282	2.375% due 01/15/25	3,971	4,676
4.000% due 07/30/15	EUR	2,300	3,308	2.000% due 01/15/26	354	403
3.750% due 10/31/15	EUR	100	144	2.375% due 01/15/27	3,131	3,717
3.150% due 01/31/16	EUR	200	288	1.750% due 01/15/28	2,679	2,969
Wood Street CLO 1 BV				1.375% due 02/15/44	1,556	1,587
Series 2005-I Class A				United States Treasury Notes
0.544% due 11/22/21 (Ê)	EUR	99	134	0.375% due 03/31/16	6,055	6,048
			46,506	0.250% due 04/15/16	3,965	3,949
United States Government Agencies - 1.8%				1.500% due 07/31/16	200	204
Fannie Mae				0.875% due 09/15/16	400	402
1.250% due 01/30/17		300	303	0.625% due 10/15/16	800	799
5.000% due 05/11/17		100	112	0.625% due 11/15/16	1,000	997
0.875% due 08/28/17		100	99	0.750% due 01/15/17	1,800	1,797
0.875% due 10/26/17		1,600	1,578	0.875% due 01/31/17	6,500	6,508
0.875% due 12/20/17		100	98	0.625% due 02/15/17	300	298
0.875% due 02/08/18		1,500	1,468	0.875% due 02/28/17	700	700
0.875% due 05/21/18		300	292	3.000% due 02/28/17	100	106
1.875% due 09/18/18		200	202	0.750% due 03/15/17	3,680	3,666
Federal Farm Credit Banks				1.000% due 03/31/17	200	201
0.176% due 09/14/16		955	955	3.250% due 03/31/17	200	214
Federal Farm Credit Banks Funding				0.875% due 04/30/17	1,300	1,297
Corp.				0.625% due 05/31/17	1,374	1,358
0.210% due 02/27/17		950	950
				0.500% due 07/31/17	300	294
Federal Home Loan Banks
2.500% due 05/26/15		1,020	990	0.625% due 08/31/17	300	295
0.550% due 06/03/16		1,075	1,072	0.750% due 12/31/17	30	29
Federal National Mortgage Association				1.000% due 05/31/18	800	785
0.500% due 01/29/16		1,895	1,897	1.500% due 08/31/18	4,500	4,492
Freddie Mac				1.250% due 10/31/18	1,500	1,476
2.000% due 08/25/16		675	697	1.500% due 02/28/19	2,000	1,980
1.000% due 06/29/17		200	199	1.625% due 03/31/19	9,965	9,914
1.000% due 07/28/17		400	398	2.125% due 01/31/21	2,640	2,614
5.500% due 08/23/17		100	114	2.000% due 02/28/21	325	319
1.000% due 09/29/17		200	198	6.250% due 08/15/23	380	496
0.750% due 01/12/18		800	782	2.750% due 02/15/24	19,295	19,337
0.875% due 03/07/18		400	392	Zero coupon due 11/15/27	1,350	871
3.750% due 03/27/19		300	327	2.750% due 08/15/42	935	798
1.250% due 08/01/19		100	96	3.750% due 11/15/43	9,010	9,329
1.250% due 10/02/19		400	383	3.625% due 02/15/44	240	243

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 39

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
			119,198	Daimler Finance NA LLC
				0.842% due 01/09/15 (Ê)(Þ)	400	401
Total Long-Term Investments				Dexia Credit Local SA
(cost $603,433)			613,754	0.716% due 04/29/14 (Ê)(Þ)	500	500
Common Stocks - 0.1%				Direct Capital Funding V LLC
Financial Services - 0.0%				Series 2013-2 Class A1
				0.700% due 09/20/14 (Þ)	291	291
Escrow GM Corp.(Å)	80,000		—	ENI Finance USA Inc.
Utilities - 0.1%				Zero coupon due 05/07/14 (ç)(~)	1,125	1,125
Dynegy, Inc. Class A(Æ)	16,210		404	Export-Import Bank of Korea
Total Common Stocks				5.875% due 01/14/15	700	728
(cost $324)			404	Federal Farm Credit Banks
Preferred Stocks - 0.2%				0.166% due 09/19/14 (Ê)	1,230	1,230
				Federal Home Loan Bank Discount
Financial Services - 0.1%				Notes
Centaur Funding Corp.	660		806	Zero coupon due 04/21/14 (ç)(~)	960	960
XLIT, Ltd.	260		223	Zero coupon due 04/23/14 (ç)(~)	1,870	1,870
			1,029	Zero coupon due 04/25/14 (ç)(~)	1,815	1,815
Technology - 0.1%				Zero coupon due 04/30/14 (ç)(~)	1,570	1,570
Verizon Communications, Inc.	17,000		425	0.080% due 05/16/14 (ç)(~)	3,745	3,745
				0.010% due 05/27/14 (ç)(~)	5,000	5,000
Total Preferred Stocks				Zero coupon due 05/28/14 (ç)(~)	1,630	1,630
(cost $1,443)			1,454	0.010% due 05/30/14 (~)	965	965
				First Investors Auto Owner Trust
Options Purchased - 0.1%				Series 2013-3A Class A1
(Number of Contracts)				0.330% due 11/17/14 (Þ)	261	261
Swaptions				Ford Credit Auto Lease Trust
(Fund Receives/Fund Pays)				Series 2011-B Class A4
USD 0.450%/USD Three Month LIBOR				1.420% due 01/15/15	44	44
Apr 2018 0.00 Put (1)	1,680	(ÿ)	112	Series 2012-A Class A3
USD 4.500%/USD Three Month LIBOR				0.850% due 01/15/15	468	468
Mar 2018 0.00 Put (2)	2,670	(ÿ)	176
USD 5.000%/USD Three Month LIBOR				Ford Credit Auto Owner Trust
Jan 2019 0.00 Put (1)	1,095	(ÿ)	68	Series 2014-A Class A1
				0.230% due 01/15/15 (Þ)	148	148
Total Options Purchased				Ford Motor Credit Co. LLC
(cost $371)			356	3.875% due 01/15/15	1,700	1,741
				Freddie Mac REMICS
Short-Term Investments - 27.9%				Series 2010-3640 Class JA
Abbey National Treasury Services PLC				1.500% due 03/15/15	129	129
3.875% due 11/10/14 (Þ)	870		888	General Electric Capital Corp.
Adam Aircraft Industries - Term Loan				5.900% due 05/13/14	350	352
15.130% due 05/23/14 (Å)	49		—	Series MTNA
Bank of America Corp.				0.503% due 09/15/14 (Ê)	420	421
7.375% due 05/15/14	305		307	Goldman Sachs Group, Inc. (The)
CIT Group, Inc.				6.000% due 05/01/14	150	151
5.250% due 04/01/14 (ç)(Þ)	1,200		1,200	Honda Auto Receivables Owner Trust
Citigroup, Inc.				Series 2013-3 Class A1
5.500% due 10/15/14	405		416	0.220% due 08/15/14	183	183
Commonwealth Bank of Australia				HSBC USA, Inc.
1.950% due 03/16/15	1,120		1,136	2.375% due 02/13/15	235	239
ConocoPhillips				Indian Oil Corp., Ltd.
4.600% due 01/15/15	975		1,007	4.750% due 01/22/15	400	408
Credit Suisse				International Business Machines Corp.
0.465% due 03/17/15 (~)	100		100	0.550% due 02/06/15	500	501
3.500% due 03/23/15	1,290		1,328	International Lease Finance Corp.

See accompanying notes which are an integral part of this quarterly report.

40 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.500% due 09/01/14 (Þ)	720	735	Repurchase Agreements - 1.1%
JPMorgan Chase & Co.			Agreement with Bank of America and
3.700% due 01/20/15	1,120	1,148	State Street Bank (Tri-Party) of
Manhattan Asset Funding.			$8,600 dated March 31, 2013 at
1.000% due 05/12/14 (ç)(~)	730	730	0.080% to be repurchased at $8,600
Metropolitan Life Global Funding I			on April 1, 2014 collateralized by:
5.125% due 06/10/14 (Þ)	200	202	$8,754 par various United States
Morgan Stanley			Treasury Obligations, valued at
4.200% due 11/20/14	200	205	$8,779.	8,600	8,600

National Rural Utilities Cooperative			Total Repurchase Agreements
Finance Corp.			(cost $8,600)		8,600
0.010% due 04/10/14 (ç)(~)	1,810	1,809
Northern Pines Funding LLC			Total Investments 110.7%
1.000% due 06/24/14 (~)	560	560	(identified cost $824,380)		834,913
Rhein - Main Securitisation, Ltd.
Zero coupon due 04/15/14 (ç)(~)	895	895	Other Assets and Liabilities,
Russell U.S. Cash Management Fund	133,646,966(∞)	133,647	Net - (10.7%)		(80,385)
Santander Drive Auto Receivables Trust			Net Assets - 100.0%		754,528
Series 2014-1 Class A1
0.270% due 01/15/15	726	725
Sheffield Receivables Corp.
Zero coupon due 07/24/14 (~)	765	764
Springleaf Finance Corp.
Series INCM
6.000% due 11/15/14	200	203
Sumitomo Mitsui Banking Corp.
0.633% due 03/13/15 (~)	560	562
TD Ameritrade Holding Corp.
4.150% due 12/01/14	225	231
Telefonos de Mexico SAB de CV
5.500% due 01/27/15	360	371
Timken Co. (The)
6.000% due 09/15/14	150	153
UBS AG
0.010% due 03/24/15 (~)	1,250	1,250
United States Treasury Bills
Zero coupon due 04/24/14 (ç)(~)	41	41
Zero coupon due 04/24/14	11,360	11,360
United States Treasury Inflation Indexed
Bonds
1.250% due 04/15/14	276	277
2.000% due 07/15/14	16,410	16,677
Viacom, Inc.
1.250% due 02/27/15	400	402
Volkswagen International Finance NV
0.857% due 04/01/14 (ç)(Ê)(Þ)	400	400
Westlake Automobile Receivables Trust
Series 2013-1A Class A1
0.550% due 10/15/14 (Þ)	472	472
WM Wrigley Jr Co.
3.700% due 06/30/14 (Å)	1,800	1,813
Working Capital Management Co. LP
Zero coupon due 05/13/14 (ç)(~)	1,455	1,455

Total Short-Term Investments
(cost $210,209)		210,345

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 41

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or Shares	$	$	$
0.2%
Adam Aircraft Industries - Term Loan	05/22/07	48,786	114.22	56	—
Escrow GM Corp.	04/21/11	80,000	—	—	—
WM Wrigley Jr Co.	02/28/13	1,800,000	100.72	1,813	1,813
					1,813
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$

Long Positions
Euribor Futures	6	EUR	1,495	03/15	1
Euribor Futures	6	EUR	1,495	06/15	1
Euribor Interest Rate Futures	6	EUR	1,493	12/15	—
Eurodollar Futures	60	USD	14,952	12/14	3
Eurodollar Futures	54	USD	13,441	03/15	7
Eurodollar Futures	64	USD	15,897	06/15	(10)
Eurodollar Futures	316	USD	78,301	09/15	49
Eurodollar Futures	360	USD	88,960	12/15	(179)
Eurodollar Futures	121	USD	29,810	03/16	(85)
Eurodollar Futures	21	USD	5,158	06/16	(16)
Eurodollar Futures	54	USD	13,223	09/16	(50)
Three Month Euribor Interest Rate Futures	6	EUR	1,494	09/15	2
United States Treasury 2 Year Note Futures	173	USD	37,984	06/14	(16)
United States Treasury 5 Year Note Futures	407	USD	48,415	06/14	(217)
United States Treasury 10 Year Note Futures	586	USD	72,373	06/14	(237)
United States Treasury Long-Term Bond Futures	223	USD	29,708	06/14	156
United States Treasury Ultra Long-Term Bond Futures	6	USD	867	06/14	15
Short Positions
Canada Government 10 Year Bond Futures	16	CAD	2,079	06/14	(6)
Euro-Bobl Futures	11	EUR	1,379	06/14	(1)
Eurodollar Futures	50	USD	12,319	03/16	32
Euro-Oat Futures	13	EUR	1,772	06/14	(21)
Japan Government 10 Year Bond Futures	4	JPY	578,481	06/14	7
United Kingdom Long Gilt Bond Futures	28	GBP	3,067	06/14	(32)
United States Treasury 5 Year Note Futures	24	USD	2,855	06/14	16
United States Treasury 10 Year Note Futures	185	USD	22,848	06/14	147
United States Treasury Long-Term Bond Futures	14	USD	1,865	06/14	(15)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(449)

See accompanying notes which are an integral part of this quarterly report.

42 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional		Expiration	Fair Value
	Call/Put	Contracts	Price	Amount		Date	$
Inflationary Floor Options	Call	1	0.00	USD	810	11/23/20	(1)
Inflationary Floor Options	Put	1	0.00	USD	1,400	03/10/20	—
Inflationary Floor Options	Put	1	0.00	USD	1,000	03/12/20	—
Inflationary Floor Options	Put	1	0.00	USD	5,500	04/07/20	(1)
Inflationary Floor Options	Put	1	0.00	USD	300	09/29/20	—
Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 0.550%	Call	1	0.00		200	06/18/14	—
USD Three Month LIBOR/USD 0.600%	Call	1	0.00		400	04/16/14	—
USD Three Month LIBOR/USD 1.400%	Call	2	0.00		2,500	05/06/14	—
USD Three Month LIBOR/USD 1.490%	Call	1	0.00		1,500	04/28/14	—
USD Three Month LIBOR/USD 1.500%	Call	1	0.00		1,200	05/19/14	—
USD Three Month LIBOR/USD 1.550%	Call	3	0.00		3,300	07/28/14	(4)
USD Three Month LIBOR/USD 1.560%	Call	1	0.00		2,000	09/02/14	(2)
USD Three Month LIBOR/USD 1.600%	Call	1	0.00		400	04/28/14	—
USD Three Month LIBOR/USD 2.630%	Call	1	0.00		1,000	09/02/14	(4)
USD Three Month LIBOR/USD 2.640%	Call	1	0.00		1,500	06/11/14	(3)
USD Three Month LIBOR/USD 2.680%	Call	1	0.00		3,000	09/02/14	(14)
USD Three Month LIBOR/USD 2.730%	Call	1	0.00		1,200	04/28/14	(2)
USD Three Month LIBOR/USD 2.750%	Call	1	0.00		1,200	06/16/14	(5)
USD 0.850%/USD Three Month LIBOR	Put	1	0.00		200	06/18/14	—
USD 0.900%/USD Three Month LIBOR	Put	2	0.00		600	06/18/14	—
USD 1.560%/USD Three Month LIBOR	Put	1	0.00		100	02/18/19	(5)
USD 1.800%/USD Three Month LIBOR	Put	1	0.00		1,200	05/19/14	(10)
USD 1.860%/USD Three Month LIBOR	Put	1	0.00		2,000	09/02/14	(32)
USD 1.900%/USD Three Month LIBOR	Put	1	0.00		1,100	05/06/14	(4)
USD 2.000%/USD Three Month LIBOR	Put	1	0.00		400	04/28/14	(1)
USD 2.400%/USD Three Month LIBOR	Put	1	0.00		2,000	07/28/14	(6)
USD 3.030%/USD Three Month LIBOR	Put	1	0.00		4,000	09/02/14	(65)
USD 3.040%/USD Three Month LIBOR	Put	1	0.00		1,500	06/11/14	(10)
USD 3.050%/USD Three Month LIBOR	Put	1	0.00		1,200	06/16/14	(8)
USD 5.000%/USD Three Month LIBOR	Put	1	0.00		4,135	01/14/19	(89)
United States Treasury 10 Year Note Futures	Call	5	125.00	USD	5	05/23/14	(2)
United States Treasury 10 Year Note Futures	Put	5	122.00	USD	5	05/23/14	(2)
Total Liability for Options Written (premiums received $423)							(270)

Transactions in options written contracts for the period ended March 31, 2014 were as follows:
		Number of		Premiums
		Contracts		Received
Outstanding December 31, 2013			54	$364
Opened			37	326
Closed			(5)	(4)
Expired			(42)	(263)
Outstanding March 31, 2014			44	$423

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Australia and New Zealand Banking Group	AUD	1,168	USD	1,054	05/12/14	(26)
Australia and New Zealand Banking Group	AUD	11,363	USD	10,212	05/12/14	(297)
Australia and New Zealand Banking Group	NZD	844	CAD	805	05/12/14	(3)
Bank of America	USD	2,704	EUR	1,957	05/12/14	(8)
Bank of America	USD	2,746	EUR	2,002	05/12/14	12

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 43

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Bank of America	CAD	2,526	USD	2,264	05/12/14	(19)
Bank of America	EUR	9,691	USD	13,301	04/02/14	(50)
Bank of America	NZD	1,657	USD	1,404	05/12/14	(29)
Bank of America	SEK	30,147	USD	4,717	05/12/14	63
Barclays	USD	1,053	AUD	1,184	05/12/14	41
Barclays	USD	361	EUR	263	05/12/14	2
Barclays	CHF	3,505	USD	3,984	05/12/14	19
Citibank	USD	2,371	SEK	15,323	05/12/14	(5)
Citibank	EUR	1,155	GBP	963	05/12/14	15
Citibank	EUR	3,474	USD	4,789	05/12/14	4
Citibank	JPY	208,866	CHF	1,796	05/12/14	8
Citibank	JPY	179,547	USD	1,761	05/13/14	20
Deutsche Bank	USD	200	MXN	2,676	05/14/14	5
Deutsche Bank	GBP	676	USD	1,125	06/12/14	(2)
Goldman Sachs	USD	2,021	EUR	1,463	05/12/14	(6)
Goldman Sachs	USD	846	SEK	5,467	05/12/14	(2)
Goldman Sachs	CAD	1,887	USD	1,691	05/12/14	(14)
Goldman Sachs	EUR	1,422	GBP	1,189	05/12/14	23
Goldman Sachs	GBP	75	USD	126	06/12/14	1
Goldman Sachs	JPY	192,760	CHF	1,655	05/12/14	5
Goldman Sachs	NZD	847	GBP	435	05/12/14	(8)
Goldman Sachs	SEK	9,200	NOK	8,550	05/12/14	5
Goldman Sachs	SEK	10,310	USD	1,607	05/12/14	15
HSBC	USD	100	MXN	1,338	05/14/14	2
HSBC	EUR	1,572	USD	2,146	04/02/14	(19)
JPMorgan Chase	USD	1,981	AUD	2,182	04/30/14	39
JPMorgan Chase	USD	2,332	AUD	2,588	04/30/14	64
JPMorgan Chase	USD	541	BRL	1,274	04/30/14	17
JPMorgan Chase	USD	675	BRL	1,571	04/30/14	12
JPMorgan Chase	USD	865	CLP	492,493	04/30/14	30
JPMorgan Chase	USD	459	COP	923,386	04/30/14	8
JPMorgan Chase	USD	675	COP	1,357,560	04/30/14	13
JPMorgan Chase	USD	633	CZK	12,505	04/30/14	(5)
JPMorgan Chase	USD	1,242	EUR	909	04/30/14	10
JPMorgan Chase	USD	1,294	EUR	930	04/30/14	(12)
JPMorgan Chase	USD	2,993	EUR	2,173	04/30/14	1
JPMorgan Chase	USD	3,502	GBP	2,110	04/30/14	15
JPMorgan Chase	USD	940	IDR 10,707,742		04/30/14	(2)
JPMorgan Chase	USD	2,273	IDR 28,092,459		04/30/14	188
JPMorgan Chase	USD	51	JPY	5,171	04/30/14	(1)
JPMorgan Chase	USD	4,760	KRW 5,090,466		04/30/14	16
JPMorgan Chase	USD	455	MXN	5,953	04/01/14	1
JPMorgan Chase	USD	964	MXN	12,945	04/30/14	26
JPMorgan Chase	USD	1,429	MXN	19,035	04/30/14	26
JPMorgan Chase	USD	4,769	MYR	15,868	04/30/14	81
JPMorgan Chase	USD	755	NOK	4,599	04/30/14	12
JPMorgan Chase	USD	3,513	NOK	21,509	04/30/14	75
JPMorgan Chase	USD	1,947	NZD	2,289	04/30/14	35
JPMorgan Chase	USD	3,063	NZD	3,564	04/30/14	23
JPMorgan Chase	USD	364	PEN	1,029	04/30/14	—
JPMorgan Chase	USD	664	PEN	1,880	04/30/14	2
JPMorgan Chase	USD	918	PLN	2,808	04/30/14	9
JPMorgan Chase	USD	1,426	PLN	4,377	04/30/14	19
JPMorgan Chase	USD	751	RUB	27,244	04/30/14	20
JPMorgan Chase	USD	6,190	SEK	39,840	04/30/14	(38)
JPMorgan Chase	USD	1,267	SGD	1,605	04/30/14	8
JPMorgan Chase	USD	664	TRY	1,495	04/30/14	29
JPMorgan Chase	USD	3,092	TWD	92,809	04/30/14	(42)

See accompanying notes which are an integral part of this quarterly report.

44 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
JPMorgan Chase	USD	384	ZAR	4,263	04/30/14	19
JPMorgan Chase	USD	703	ZAR	7,737	04/30/14	29
JPMorgan Chase	AUD	17,370	USD	15,283	04/30/14	(796)
JPMorgan Chase	AUD	11,057	USD	9,938	05/12/14	(288)
JPMorgan Chase	BRL	1,514	USD	610	04/30/14	(52)
JPMorgan Chase	BRL	9,109	USD	3,760	04/30/14	(225)
JPMorgan Chase	CAD	160	USD	144	04/30/14	(1)
JPMorgan Chase	CAD	6,490	USD	5,855	05/12/14	(10)
JPMorgan Chase	CLP	1,812,046	USD	3,293	04/30/14	(1)
JPMorgan Chase	COP	876,354	USD	433	04/30/14	(10)
JPMorgan Chase	COP	7,453,594	USD	3,715	04/30/14	(58)
JPMorgan Chase	CZK	45,788	USD	2,279	04/30/14	(19)
JPMorgan Chase	EUR	9,247	USD	12,644	04/30/14	(94)
JPMorgan Chase	EUR	4,270	USD	5,917	05/12/14	34
JPMorgan Chase	GBP	415	USD	690	04/30/14	(2)
JPMorgan Chase	GBP	754	USD	1,254	04/30/14	(2)
JPMorgan Chase	IDR 67,592,882		USD	5,551	04/30/14	(370)
JPMorgan Chase	KRW 1,386,847		USD	1,292	04/30/14	(9)
JPMorgan Chase	MXN	5,953	USD	454	04/30/14	(1)
JPMorgan Chase	MXN	21,006	USD	1,590	04/30/14	(15)
JPMorgan Chase	MYR	4,330	USD	1,315	04/30/14	(8)
JPMorgan Chase	NOK	10,455	USD	1,743	04/30/14	(1)
JPMorgan Chase	NZD	20,397	USD	16,825	04/30/14	(835)
JPMorgan Chase	PEN	1,766	USD	615	04/30/14	(10)
JPMorgan Chase	PEN	8,901	USD	3,121	04/30/14	(33)
JPMorgan Chase	PLN	3,856	USD	1,274	04/30/14	1
JPMorgan Chase	RUB	21,742	USD	616	04/30/14	—
JPMorgan Chase	RUB	79,147	USD	2,294	04/30/14	53
JPMorgan Chase	SEK	21,962	NOK	20,404	05/12/14	11
JPMorgan Chase	SEK	10,870	USD	1,708	04/30/14	29
JPMorgan Chase	SEK	34,383	USD	5,389	05/12/14	80
JPMorgan Chase	SGD	5,970	USD	4,671	04/30/14	(75)
JPMorgan Chase	TRY	5,550	USD	2,380	04/30/14	(191)
JPMorgan Chase	TWD	25,356	USD	832	04/30/14	(2)
JPMorgan Chase	ZAR	8,140	USD	753	04/30/14	(17)
National Australia Bank	USD	83	CHF	73	05/07/14	—
National Australia Bank	USD	4,433	CHF	3,877	05/07/14	(46)
National Australia Bank	USD	102	EUR	74	05/07/14	—
National Australia Bank	USD	4,431	EUR	3,186	05/07/14	(42)
National Australia Bank	USD	6,331	EUR	4,552	05/07/14	(61)
National Australia Bank	CHF	32	USD	36	05/07/14	—
National Australia Bank	CHF	105	USD	119	05/07/14	—
National Australia Bank	CHF	1,661	USD	1,899	05/07/14	20
National Australia Bank	CHF	5,538	USD	6,332	05/07/14	66
National Australia Bank	EUR	3,186	USD	4,391	05/07/14	2
National Australia Bank	SEK	1,215	USD	187	05/07/14	—
National Australia Bank	SEK	40,159	USD	6,310	05/07/14	108
Royal Bank of Canada	USD	2	GBP	1	05/07/14	—
Royal Bank of Canada	USD	4,446	GBP	2,675	05/07/14	12
Royal Bank of Canada	USD	23	NOK	137	05/07/14	—
Royal Bank of Canada	USD	1,888	NOK	11,327	05/07/14	1
Royal Bank of Canada	CAD	12	USD	11	05/07/14	—
Royal Bank of Canada	CAD	4,916	USD	4,393	05/07/14	(50)
Royal Bank of Canada	NOK	457	USD	76	05/07/14	—
Royal Bank of Canada	NOK	37,758	USD	6,293	05/07/14	(4)
Royal Bank of Canada	NZD	2,921	CAD	2,785	05/12/14	(10)
Royal Bank of Scotland	USD	15,517	EUR	11,263	04/02/14	(1)
Royal Bank of Scotland	EUR	11,263	USD	15,516	05/02/14	1

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 45

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Societe Generale	USD	300	MXN	4,016	05/14/14	7
Standard Chartered	USD	31	AUD	34	05/07/14	—
Standard Chartered	USD	1,887	AUD	2,080	05/07/14	37
Standard Chartered	USD	124	JPY	12,789	05/07/14	—
Standard Chartered	USD	6,323	JPY	641,978	05/07/14	(103)
Standard Chartered	USD	3	NZD	4	05/07/14	—
Standard Chartered	USD	1,890	NZD	2,201	05/07/14	14
Standard Chartered	USD	4,453	NZD	5,146	05/07/14	—
Standard Chartered	AUD	14	USD	13	05/07/14	—
Standard Chartered	AUD	4,854	USD	4,404	05/07/14	(87)
Standard Chartered	JPY	3,837	USD	37	05/07/14	—
Standard Chartered	JPY	8,953	USD	87	05/07/14	—
Standard Chartered	JPY	192,593	USD	1,897	05/07/14	31
Standard Chartered	JPY	449,384	USD	4,426	05/07/14	72
UBS	USD	4,282	AUD	4,721	05/12/14	85
UBS	USD	9,824	CAD	10,941	05/12/14	63
UBS	USD	2,686	GBP	1,629	05/12/14	29
UBS	USD	5,903	GBP	3,554	05/12/14	20
UBS	USD	3,864	JPY	399,088	05/12/14	3
UBS	USD	2,130	SEK	13,555	05/12/14	(37)
UBS	GBP	895	EUR	1,070	05/12/14	(18)
UBS	NZD	1,233	USD	1,047	05/12/14	(20)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(2,346)

Index Swap Contracts
Amounts in thousands
					Termination
Fund Receives Underlying Security	Counterparty	Notional Amount		Terms	Date	Fair Value $
				1 Month LIBOR plus
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	56,245	0.090%	04/01/14	(121)
				1 Month LIBOR plus
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	10,278	0.130%	09/01/14	(28)
				1 Month LIBOR plus
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	10,188	0.080%	09/30/14	(22)
				1 Month LIBOR plus
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	10,106	0.100%	10/31/14	(22)
Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)						(193)

Interest Rate Swaps

Amounts in thousands
						Fair
					Termination	Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Bank of America	BRL	100	8.860%	Brazil Interbank Deposit Rate	01/02/17	(3)
Bank of America	MXN	1,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	2
Barclays	MXN	700	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	1
Barclays	MXN	5,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	8
Barclays	USD	2,090	3.145%	Three Month LIBOR	03/15/26	(86)
Barclays	USD	425	Three Month LIBOR	2.481%	11/15/27	48
Barclays	USD	425	Three Month LIBOR	2.417%	11/15/27	52
Barclays	USD	940	Three Month LIBOR	3.490%	03/15/46	65
Citigroup	USD	5,200	1.000%	Federal Fund Effective Rate - 1 Year	10/15/17	(68)
Citigroup	JPY	6,000	Six Month LIBOR	1.000%	09/18/23	(1)
Citigroup	USD	850	Three Month LIBOR	2.714%	08/15/42	132
Citigroup	USD	685	Three Month LIBOR	3.676%	11/15/43	17

See accompanying notes which are an integral part of this quarterly report.

46 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Interest Rate Swaps

Amounts in thousands
						Fair
					Termination	Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Credit Suisse	USD	3,200	1.500%	Three Month LIBOR	12/16/16	(4)
Goldman Sachs	USD	15,500	1.500%	Three Month LIBOR	03/18/16	109
Goldman Sachs	BRL	100	9.095%	Brazil Interbank Deposit Rate	01/02/17	(3)
Goldman Sachs	USD	2,270	2.804%	Three Month LIBOR	04/09/26	(165)
Goldman Sachs	USD	1,020	Three Month LIBOR	3.125%	04/09/46	140
HSBC	MXN	1,300	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	3
HSBC	MXN	1,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	2
JPMorgan Chase	HKD	17,500	Three Month HIBOR	2.365%	03/29/21	—
JPMorgan Chase	SGD	2,850	Six Month SIBOR	2.270%	03/31/21	—
Morgan Stanley	MXN	38,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	60
Morgan Stanley	USD	16,900	3.000%	Three Month LIBOR	09/21/17	103
Morgan Stanley	MXN	500	6.350%	Mexico Interbank 28 Day Deposit Rate	06/02/21	—
Morgan Stanley	USD	7,400	Three Month LIBOR	3.500%	12/18/43	61
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $617 (å)						473

Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
		Implied			Fund (Pays)/		Fair
		Credit	Notional		Receives	Termination	Value
Reference Entity	Counterparty	Spread	Amount		Fixed Rate	Date	$
MetLife, Inc.	Barclays	0.185%	USD	1,700	1.000%	09/20/15	20
Total Fair Value on Open Corporate Issues Premiums Paid (Received) - ($16)							20

Credit Indices
					Fund (Pays)/		Fair
			Notional		Receives	Termination	Value
Reference Entity	Counterparty		Amount		Fixed Rate	Date	$
Dow Jones CDX Index	Barclays		USD	800	5.000%	06/20/15	19
Dow Jones CDX Index	Credit Suisse		USD	300	1.000%	06/20/19	5
Dow Jones CDX Index	Deutsche Bank		USD	900	5.000%	06/20/15	21
Dow Jones CDX Index	Goldman Sachs		USD 116,000		2.000%	06/20/19	1,767
Dow Jones CDX Index	Goldman Sachs		USD	5,000	1.000%	06/20/19	76
Dow Jones CDX Index	JPMorgan Chase		USD	386	0.553%	12/20/17	6
Dow Jones CDX Index	Morgan Stanley		USD	800	5.000%	06/20/15	19
Dow Jones CDX Index	Pershing		USD	193	0.548%	12/20/17	3
Markit iTraxx Europe	Credit Suisse		EUR	6,000	1.000%	06/20/19	100
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($1,976)							2,016

Sovereign Issues
		Implied			Fund (Pays)/		Fair
		Credit	Notional		Receives	Termination	Value
Reference Entity	Counterparty	Spread	Amount		Fixed Rate	Date	$
Brazil Government International Bond	Barclays	0.383%	USD	500	1.000%	06/20/15	3
Brazil Government International Bond	Deutsche Bank	0.383%	USD	1,000	1.000%	06/20/15	6
Brazil Government International Bond	Goldman Sachs	0.383%	USD	500	1.000%	06/20/15	3
Brazil Government International Bond	HSBC	0.514%	USD	100	1.000%	09/20/15	1
Brazil Government International Bond	JPMorgan Chase	0.514%	USD	100	1.000%	09/20/15	1
Brazil Government International Bond	Barclays	0.607%	USD	700	1.000%	12/20/15	4
Brazil Government International Bond	Bank of America	0.676%	USD	500	1.000%	03/20/16	3
Brazil Government International Bond	Credit Suisse	0.729%	USD	200	1.000%	06/20/16	1
Mexico Government International Bond	HSBC	0.331%	USD	500	1.000%	03/20/16	6
Russia Government International Bond	Bank of America	2.107%	USD	100	1.000%	03/20/19	(6)

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 47

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Russia Government International Bond	Barclays		2.107%	USD	400	1.000%	03/20/19		(25)
Russia Government International Bond	Citigroup		2.107%	USD	100	1.000%	03/20/19		(6)
United Kingdom Gilt	JPMorgan Chase		0.030%	USD	200	1.000%	03/20/15		2
Total Fair Value on Open Sovereign Issues Premiums Paid (Received) - $45									(7)
Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($1,947) (å)									2,029

Presentation of Portfolio Holdings

Amounts in thousands

					Fair Value
Portfolio Summary	Level 1		Level 2			Level 3		Total
Long-Term Investments
Asset-Backed Securities		$—		$64,483		$1,250			$65,733
Corporate Bonds and Notes		—		95,636		1,789			97,425
International Debt		—		41,009		642			41,651
Loan Agreements		—		873		—			873
Mortgage-Backed Securities		—		215,407		1,737			217,144
Municipal Bonds		—		11,622		—			11,622
Non-US Bonds		—		46,506		—			46,506
United States Government Agencies		—		13,602		—			13,602
United States Government Treasuries		—		119,198		—			119,198
Common Stocks		404		—		—			404
Preferred Stocks		1,454		—		—			1,454
Options Purchased		—		356		—			356
Short-Term Investments		—		210,345		—			210,345
Repurchase Agreements		—		8,600		—			8,600
Total Investments		1,858		827,637		5,418			834,913

Other Financial Instruments
Futures Contracts		(449)		—		—			(449)
Options Written		(3)		(266)		(1)			(270)
Foreign Currency Exchange Contracts		1		(2,347)		—			(2,346)
Index Swap Contracts		—		(193)		—			(193)
Interest Rate Swap Contracts		—		473		—			473
Credit Default Swap Contracts		—		2,029		—			2,029
Total Other Financial Instruments*		$(451)		$(304)		$(1)			$(756)

*      Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2014, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for  period ended March 31,
2014 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

48 Core Bond Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Common Stocks - 96.0%			Klepierre - GDR(ö)	113,962	5,100
			Mercialys SA(ö)	52,478	1,099
Australia - 6.4%			Unibail-Rodamco SE(ö)	63,765	16,558
Australand Property Group(ö)	701,999	2,747			25,565
BGP Holdings PLC(Å)(Æ)	926,311	—

CFS Retail Property Trust Group(ö)	1,320,493	2,315	Germany - 2.0%
Cromwell Property Group(ö)	130,589	116
Dexus Property Group(ö)	6,565,710	6,454	Alstria Office REIT-AG(Æ)(ö)	78,461	1,052
Federation Centres, Ltd.(ö)	2,621,736	5,738	Deutsche Annington Immobilien SE(Æ)	16,587	473
Goodman Group(ö)	1,632,553	7,162	Deutsche Euroshop AG	18,341	834
Mirvac Group(ö)	2,979,661	4,698	Deutsche Wohnen AG	225,463	4,833
Stockland(ö)	873,527	3,038	Deutsche Wohnen AG(Æ)	108,346	2,263
Westfield Group(ö)	774,669	7,364	Gagfah SA(Æ)	97,118	1,474
Westfield Retail Trust(ö)	1,714,477	4,738	LEG Immobilien AG	46,330	3,040
		44,370	TAG Immobilien AG	12,681	157
					14,126
Austria - 0.2%
CA Immobilien Anlagen AG(Æ)	18,078	327	Hong Kong - 8.0%
Conwert Immobilien Invest SE(Æ)	54,285	718	Agile Property Holdings, Ltd.	158,000	130
		1,045	Champion REIT(Æ)(ö)	471,000	215
			Cheung Kong Holdings, Ltd.	53,000	878
			Country Garden Holdings Co., Ltd.	598,000	250
Belgium - 0.0%			Franshion Properties China, Ltd.	1,275,000	426
Cofinimmo(ö)	1,648	196	Hang Lung Properties, Ltd. - ADR	987,000	2,838
			Henderson Land Development Co., Ltd.	479,000	2,795
Brazil - 0.2%			Hongkong Land Holdings, Ltd.	1,413,501	9,144
Multiplan Empreendimentos			Hysan Development Co., Ltd.	594,000	2,584
Imobiliarios SA(Æ)	58,490	1,248	Kerry Logistics Network, Ltd.(Æ)	25,750	38
			Kerry Properties, Ltd.	500	2
Canada - 2.2%			Link REIT (The)(ö)	1,686,500	8,295
			New World Development Co., Ltd.	3,851,053	3,874
Allied Properties Real Estate Investment			Shimao Property Holdings, Ltd.	2,500,000	5,479
Trust(Ñ)(ö)	131,708	4,111	Sino Land Co., Ltd.	14,000	21
Boardwalk Real Estate Investment			Soho China, Ltd.	105,000	86
Trust(ö)	46,731	2,563	Sun Hung Kai Properties, Ltd.	766,246	9,383
Calloway Real Estate Investment			Swire Properties, Ltd.	960,800	2,737
Trust(ö)	21,700	506	Wharf Holdings, Ltd.	970,789	6,208
Canadian Real Estate Investment
Trust(Ñ)(ö)	42,000	1,712			55,383
Chartwell Retirement Residences(Ñ)	68,064	641
Dundee Real Estate Investment Trust			Israel - 0.0%
Class A(ö)	41,200	1,083	Azrieli Group	1,077	38
First Capital Realty, Inc. Class A	32,300	513
H&R Real Estate Investment Trust(ö)	142,268	2,942	Japan - 11.7%
RioCan Real Estate Investment Trust(Ñ)			Activia Properties, Inc.(ö)	350	2,811
(ö)	59,300	1,428	Advance Residence Investment Corp.
		15,499	Class A(ö)	222	473
			Aeon Mall Co., Ltd.	68,600	1,752
China - 0.8%			AEON REIT Investment Corp.(ö)	396	473
China Overseas Land & Investment, Ltd.	2,173,600	5,633	Frontier Real Estate Investment Corp.(ö)	285	1,516
			GLP J-Reit(Æ)(Ñ)(ö)	674	678
Finland - 0.1%			Hulic Co., Ltd.	322,900	4,424
			Hulic Reit, Inc.(Ñ)(ö)	845	1,154
Citycon OYJ(Æ)	140,756	500	Industrial & Infrastructure Fund
Sponda OYJ(Æ)	64,600	306	Investment Corp.(ö)	171	1,406
		806	Japan Excellent, Inc. Class A(ö)	587	748
			Japan Logistics Fund, Inc. Class A(ö)	526	1,183
France - 3.7%			Japan Prime Realty Investment Corp.
Fonciere Des Regions(ö)	2,177	202	Class A(ö)	928	3,004
Gecina SA(ö)	19,601	2,606	Japan Real Estate Investment Corp.
			Class A(ö)	488	2,449

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 49

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Japan Retail Fund Investment Corp.			Lar Espana Real Estate SA(Æ)	119,665	1,712
Class A(ö)	1,723	3,392			2,778
Kenedix Office Investment Corp. Class
A(ö)	480	2,381	Sweden - 1.1%
Mitsubishi Estate Co., Ltd.	560,867	13,292
Mitsui Fudosan Co., Ltd.	731,129	22,304	Castellum AB(Æ)	170,595	2,837
Mori Hills REIT Investment Corp. Class			Fabege AB(Æ)(Ñ)	141,785	1,849
A(Ñ)(ö)	1,290	1,705	Fastighets AB Balder Class B(Æ)	12,835	156
Nippon Building Fund, Inc.(ö)	401	2,095	Hemfosa Fastigheter AB(Æ)	97,481	1,506
Nippon Prologis REIT, Inc. Class A(ö)	625	1,261	Hufvudstaden AB Class A(Æ)	35,765	504
Orix JREIT, Inc.(ö)	623	777	Kungsleden AB	2,019	17
Sumitomo Realty & Development Co.,			Wallenstam AB Class B	73	1
Ltd.	245,000	9,594	Wihlborgs Fastigheter AB	22,114	430
Tokyo Tatemono Co., Ltd.	253,000	2,169			7,300
United Urban Investment Corp. Class
A(ö)	405	595	Switzerland - 0.3%
		81,636	PSP Swiss Property AG(Æ)	20,272	1,906
			Swiss Prime Site AG Class A(Æ)	3,026	257
Netherlands - 0.9%					2,163
Corio NV(ö)	53,846	2,461
Eurocommercial Properties NV	16,426	721	United Kingdom - 6.6%
Nieuwe Steen Investments NV(ö)	402,284	2,441	Big Yellow Group PLC(ö)	261,497	2,383
Vastned Retail NV(ö)	369	18	British Land Co. PLC(ö)	252,246	2,750
Wereldhave NV(ö)	3,837	327	Capital & Counties Properties PLC	123,944	723
		5,968	Derwent London PLC(ö)	100,316	4,532
			Great Portland Estates PLC(ö)	349,517	3,677
Norway - 0.3%			Hammerson PLC(ö)	1,207,926	11,156
Norwegian Property ASA	1,547,429	1,874	Intu Properties PLC Class H(ö)	101,154	476
			Land Securities Group PLC(ö)	808,882	13,769
			Londonmetric Property PLC(ö)	688,008	1,626
Singapore - 3.9%			Quintain Estates & Development
Ascendas Real Estate Investment			PLC(Æ)	611,763	1,050
Trust(ö)	1,064,000	1,912	Safestore Holdings PLC(ö)	64,630	255
CapitaCommercial Trust(Æ)(ö)	1,302,000	1,536	Segro PLC(ö)	120,619	668
CapitaLand, Ltd.	3,286,400	7,548	Shaftesbury PLC(ö)	79,039	867
CapitaMall Trust Class A(Æ)(ö)	885,000	1,329	ST Modwen Properties PLC	30,950	206
CapitaMalls Asia, Ltd.	1,477,000	2,103	Unite Group PLC	246,069	1,780
CDL Hospitality Trusts(Æ)(ö)	541,000	712	Workspace Group PLC(ö)	27,312	270
City Developments, Ltd.	37,000	297			46,188
Fortune Real Estate Investment Trust(Æ)

(ö)	116,000	88	United States - 47.2%
Global Logistic Properties, Ltd.	2,449,000	5,160
Keppel Land, Ltd.	416,697	1,114	Acadia Realty Trust(ö)	49,315	1,301
Keppel REIT(ö)	324,000	294	Alexander & Baldwin, Inc.	13,300	566
Mapletree Commercial Trust(ö)	1,000,570	970	Alexandria Real Estate Equities, Inc.(ö)	27,800	2,018
Mapletree Greater China Commercial			American Assets Trust, Inc.(ö)	95,040	3,207
Trust(Æ)(ö)	1,020,900	662	American Campus Communities, Inc.(ö)	23,641	883
Mapletree Industrial Trust(Æ)(ö)	290,000	315	American Homes 4 Rent Class A(ö)	45,630	763
Mapletree Logistics Trust(Æ)(ö)	342,000	284	American Realty Capital Properties,
Perennial China Retail Trust(Æ)(Ñ)	1,174,000	490	Inc.(ö)	167,719	2,351
Suntec Real Estate Investment Trust(Æ)			Apartment Investment & Management
(ö)	1,294,000	1,708	Co. Class A(ö)	95,050	2,872
UOL Group, Ltd.	176,000	876	Armada Hoffler Properties, Inc.(ö)	27,400	275
		27,398	AvalonBay Communities, Inc.(ö)	99,543	13,072
			Aviv REIT, Inc.(ö)	72,258	1,767
			BioMed Realty Trust, Inc.(ö)	87,700	1,797
Spain - 0.4%			Boston Properties, Inc.(ö)	108,175	12,389
Hispania Activos Inmobiliarios SAU(Æ)	74,148	1,066	BRE Properties, Inc. Class A(ö)	23,816	1,495
			Brixmor Property Group, Inc.(Ñ)(ö)	50,077	1,068

See accompanying notes which are an integral part of this quarterly report.

50 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Brookdale Senior Living, Inc. Class			Ramco-Gershenson Properties Trust(ö)	35,148	573
A(Æ)	29,052	974	Realty Income Corp.(Ñ)(ö)	55,832	2,281
Camden Property Trust(ö)	33,000	2,222	Regency Centers Corp.(ö)	121,669	6,212
Chesapeake Lodging Trust(ö)	2,561	66	Retail Opportunity Investments Corp.(ö)	191,734	2,865
Corporate Office Properties Trust(ö)	102,345	2,727	Rexford Industrial Realty, Inc.(ö)	12,200	173
Cousins Properties, Inc.(ö)	169,363	1,943	RLJ Lodging Trust(ö)	152,561	4,079
CubeSmart Class A(ö)	113,145	1,941	Sabra Health Care REIT, Inc.(ö)	2,680	75
DDR Corp.(ö)	473,851	7,809	Senior Housing Properties Trust(ö)	2,642	59
DiamondRock Hospitality Co.(ö)	5,935	70	Simon Property Group, Inc.(ö)	255,640	41,923
Digital Realty Trust, Inc.(Ñ)(ö)	75,437	4,005	SL Green Realty Corp.(ö)	111,205	11,190
Douglas Emmett, Inc.(ö)	155,433	4,218	Sovran Self Storage, Inc.(ö)	31,863	2,340
Duke Realty Corp.(ö)	120	2	Strategic Hotels & Resorts, Inc.(Æ)(ö)	261,267	2,662
DuPont Fabros Technology, Inc.(Ñ)(ö)	73,832	1,778	Sunstone Hotel Investors, Inc.(ö)	115,957	1,592
EastGroup Properties, Inc.(ö)	28,018	1,762	Tanger Factory Outlet Centers, Inc.(ö)	31,677	1,109
Empire State Realty Trust, Inc. Class			Taubman Centers, Inc.(ö)	27,701	1,961
A(ö)	266,865	4,032	UDR, Inc.(ö)	236,720	6,114
EPR Properties(ö)	39,280	2,097	Ventas, Inc.(ö)	141,753	8,586
Equity Lifestyle Properties, Inc. Class			Vornado Realty Trust(ö)	81,211	8,004
A(ö)	33,550	1,364	WP Carey, Inc.(ö)	451	27
Equity Residential(ö)	195,141	11,317			328,203
Essex Property Trust, Inc.(ö)	21,573	3,668
Extra Space Storage, Inc.(ö)	130,185	6,316	Total Common Stocks
Federal Realty Investment Trust(ö)	54,418	6,242	(cost $555,891)		667,417
FelCor Lodging Trust, Inc.(ö)	5,923	54
First Industrial Realty Trust, Inc.(ö)	94,182	1,819	Warrants & Rights - 0.0%
First Potomac Realty Trust(ö)	36,777	475	Hong Kong - 0.0%
Forest City Enterprises, Inc. Class A(Æ)	274,660	5,246	New World Development Co., Ltd.(Æ)
General Growth Properties, Inc.(ö)	133,362	2,934	2014 Rights	1,283,684	265
Glimcher Realty Trust(ö)	116,404	1,168
HCP, Inc.(ö)	110,970	4,305
Health Care, Inc.(ö)	162,279	9,671	United Kingdom - 0.0%
Healthcare Trust of America, Inc. Class			Intu Properties PLC(Æ)
A(ö)	177,094	2,017	2014 Rights	28,901	46
Hersha Hospitality Trust Class A(ö)	11,341	66
Highwoods Properties, Inc.(ö)	1,748	67	Total Warrants & Rights
Hilton Worldwide Holdings, Inc.(Æ)	44,300	985	(cost $—)		311

Home Properties, Inc.(ö)	30,943	1,860	Short-Term Investments - 3.2%
Hospitality Properties Trust(ö)	2,103	60
Host Hotels & Resorts, Inc.(ö)	526,490	10,657	United States - 3.2%
Hudson Pacific Properties, Inc.(ö)	85,700	1,977	Russell U.S. Cash Management Fund	22,363,848 (∞)	22,364
Icad, Inc.(ö)	3,037	300	Total Short-Term Investments
Inland Real Estate Corp.(ö)	13,103	138	(cost $22,364)		22,364
Kilroy Realty Corp.(ö)	95,759	5,610
Kimco Realty Corp.(ö)	209,041	4,574	Other Securities - 3.1%
Kite Realty Group Trust(ö)	1	—	Russell U.S. Cash Collateral Fund(×)	21,182,990 (∞)	21,183
LaSalle Hotel Properties(ö)	71,893	2,251	Total Other Securities
Liberty Property Trust(ö)	102,646	3,794
Macerich Co. (The)(ö)	28,688	1,789	(cost $21,183)		21,183
Mid-America Apartment Communities,			Total Investments 102.3%
Inc.(ö)	47,423	3,238	(identified cost $599,438)		711,275
National Health Investors, Inc.(ö)	33,163	2,005
National Retail Properties, Inc.(Ñ)(ö)	108,962	3,740	Other Assets and Liabilities,
Omega Healthcare Investors, Inc.(Ñ)(ö)	56,523	1,895	Net - (2.3%)		(16,319)
Orient-Express Hotels, Ltd. Class A(Æ)	142,673	2,056
Parkway Properties, Inc.(ö)	120,513	2,200	Net Assets - 100.0%		694,956
Pebblebrook Hotel Trust(ö)	2,711	92
Piedmont Office Realty Trust, Inc. Class
A(Ñ)(ö)	177,447	3,043
Prologis, Inc.(ö)	439,848	17,958
PS Business Parks, Inc.(ö)	28,951	2,421
Public Storage(ö)	92,212	15,536

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 51

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
		Principal		Cost per		Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)		Unit		(000)	(000)
Securities	Date	or Shares		$		$	$
0.0%
BGP Holdings PLC	08/06/09		926,311	—		—	—
							—
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts
Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of	Notional		Expiration		(Depreciation)
		Contracts	Amount		Date		$
Long Positions
Dow Jones US Real Estate Index Futures		252	USD	6,628	06/14		29
FTSE EPRA Europe Index Futures		356	EUR	5,838	06/14		(32)
Hang Seng Index Futures		11	HKD	12,177	04/14		17
MSCI Singapore Index Futures		14	SGD	1,001	04/14		18
S&P Midcap 400 E-Mini Index Futures		20	USD	2,750	06/14		22
S&P TSX 60 Index Futures		6	CAD	982	06/14		7
SPI 200 Index Futures		11	AUD	1,483	06/14		11
TOPIX Index Futures		22	JPY	264,660	06/14		(8)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							64

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
Bank of New York	USD	602	CAD	672	06/18/14	4
Bank of New York	USD	42	JPY	4,305	04/01/14	—
Bank of New York	USD	1	SGD	2	04/01/14	—
Bank of New York	AUD	27	USD	25	04/01/14	—
Bank of New York	AUD	77	USD	72	04/01/14	—
Bank of New York	JPY	1,715	USD	17	04/01/14	—
Brown Brothers Harriman	USD	19	CAD	21	04/01/14	—
Credit Suisse	USD	1,019	AUD	1,145	06/18/14	38
JPMorgan Chase	USD	165	AUD	179	04/01/14	1
JPMorgan Chase	JPY	27,015	USD	264	04/01/14	2
Royal Bank of Canada	USD	749	HKD	5,814	06/18/14	1
Royal Bank of Canada	USD	2,404	JPY	246,695	06/18/14	(14)
Royal Bank of Canada	USD	368	SGD	466	06/18/14	3
Standard Chartered	USD	6,211	EUR	4,472	06/18/14	(51)
Standard Chartered	USD	749	HKD	5,814	06/18/14	1
Standard Chartered	USD	368	SGD	466	06/18/14	3
State Street	USD	27	AUD	29	04/02/14	—
State Street	USD	100	AUD	108	04/02/14	—
State Street	USD	281	AUD	304	04/02/14	1
State Street	USD	832	AUD	901	04/02/14	3
State Street	USD	32	AUD	35	04/03/14	—
State Street	USD	175	AUD	188	04/03/14	—
State Street	USD	89	AUD	100	06/18/14	3
State Street	USD	90	AUD	100	06/18/14	3
State Street	USD	14	CAD	15	04/02/14	—
State Street	USD	90	CAD	100	06/18/14	1
State Street	USD	80	EUR	58	04/01/14	—

See accompanying notes which are an integral part of this quarterly report.

52 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
	Amount		Amount			(Depreciation)
Counterparty	Sold		Bought		Settlement Date	$
State Street	USD	36	EUR	26	04/02/14	—
State Street	USD	67	EUR	49	04/02/14	—
State Street	USD	72	EUR	52	04/03/14	—
State Street	USD	417	EUR	300	06/18/14	(4)
State Street	USD	693	EUR	500	06/18/14	(5)
State Street	USD	54	GBP	33	04/01/14	—
State Street	USD	143	GBP	86	04/01/14	1
State Street	USD	26	GBP	15	04/02/14	—
State Street	USD	41	GBP	24	04/02/14	—
State Street	USD	101	GBP	61	04/02/14	—
State Street	USD	120	GBP	72	04/02/14	—
State Street	USD	139	GBP	84	04/02/14	—
State Street	USD	12	GBP	7	04/03/14	—
State Street	USD	50	GBP	30	04/03/14	—
State Street	USD	170	GBP	102	04/03/14	—
State Street	USD	18	HKD	138	04/01/14	—
State Street	USD	24	HKD	189	04/01/14	—
State Street	USD	85	HKD	659	04/01/14	—
State Street	USD	42	HKD	322	04/02/14	—
State Street	USD	171	HKD	1,329	04/02/14	—
State Street	USD	129	HKD	1,000	06/18/14	—
State Street	USD	36	JPY	3,702	04/02/14	—
State Street	USD	59	JPY	6,083	04/02/14	—
State Street	USD	32	JPY	3,263	04/03/14	—
State Street	USD	37	JPY	3,785	04/03/14	—
State Street	USD	1	SGD	2	04/02/14	—
State Street	USD	3	SGD	3	04/03/14	—
State Street	USD	95	SGD	120	06/18/14	1
State Street	AUD	106	USD	98	04/02/14	—
State Street	AUD	362	USD	335	04/02/14	(1)
State Street	AUD	135	USD	125	04/03/14	—
State Street	AUD	210	USD	195	04/03/14	—
State Street	EUR	40	GBP	33	04/02/14	—
State Street	EUR	7	GBP	6	04/03/14	—
State Street	EUR	100	USD	137	04/01/14	—
State Street	EUR	242	USD	333	04/02/14	(1)
State Street	EUR	217	USD	298	04/03/14	—
State Street	GBP	32	USD	53	04/01/14	—
State Street	HKD	266	USD	34	04/01/14	—
State Street	HKD	567	USD	73	04/01/14	—
State Street	HKD	235	USD	30	04/02/14	—
State Street	HKD	1,249	USD	161	04/02/14	—
State Street	JPY	853	USD	8	04/02/14	—
State Street	JPY	8,119	USD	79	04/02/14	—
State Street	JPY	11,107	USD	108	04/02/14	—
State Street	JPY	852	USD	8	04/03/14	—
State Street	JPY	2,329	USD	23	04/03/14	—
State Street	JPY	16,642	USD	162	04/03/14	—
State Street	SEK	75	EUR	8	04/02/14	—
State Street	SGD	80	USD	64	04/01/14	—
State Street	SGD	103	USD	82	04/02/14	—
State Street	SGD	240	USD	191	04/03/14	—
UBS	USD	33	EUR	25	04/01/14	2
UBS	AUD	10	USD	10	04/01/14	—
UBS	CAD	5	USD	5	04/01/14	—
UBS	HKD	43	USD	6	04/01/14	—
UBS	JPY	3,190	USD	31	04/01/14	—
UBS	SGD	6	USD	5	04/01/14	—

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 53

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2014 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(8)

Presentation of Portfolio Holdings

Amounts in thousands

				Fair Value
Portfolio Summary	Level 1	Level 2		Level 3		Total
Common Stocks
Australia	$44,370		$—		$—	$44,370
Austria	1,045		—		—	1,045
Belgium	196		—		—	196
Brazil	1,248		—		—	1,248
Canada	15,499		—		—	15,499
China	5,633		—		—	5,633
Finland	806		—		—	806
France	25,565		—		—	25,565
Germany	14,126		—		—	14,126
Hong Kong	55,383		—		—	55,383
Israel	38		—		—	38
Japan	81,636		—		—	81,636
Netherlands	5,968		—		—	5,968
Norway	1,874		—		—	1,874
Singapore	27,398		—		—	27,398
Spain	2,778		—		—	2,778
Sweden	7,300		—		—	7,300
Switzerland	2,163		—		—	2,163
United Kingdom	46,188		—		—	46,188
United States	328,203		—		—	328,203
Warrants & Rights	46		265		—	311
Short-Term Investments	—		22,364		—	22,364
Other Securities	—		21,183		—	21,183
Total Investments	667,463		43,812		—	711,275

Other Financial Instruments
Futures Contracts	64		—		—	64
Foreign Currency Exchange Contracts	9		(17)		—	(8)
Total Other Financial Instruments*	$73		$(17)		$—	$56

*   Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.
For disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2014, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

54 Global Real Estate Securities Fund

Russell Investment Funds

Notes to Schedules of Investments — March 31, 2014 (Unaudited)

Footnotes:

(AE) Nonincome-producing security.

(ö) Real Estate Investment Trust (REIT).

(ç) At amortized cost, which approximates market.

(Ê) Adjustable or floating rate security. Rate shown reflects rate in effect at period end. (Ï) Forward commitment.

(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end. (µ) Bond is insured by a guarantor.

(Ñ) All or a portion of the shares of this security are on loan.

(X) The security is purchased with the cash collateral from the securities loaned. (~) Rate noted is yield-to-maturity from date of acquisition.

(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

(Å) Illiquid and restricted security. (ß) Illiquid security.

(Ø) In default.

(å) Currency balances were held in connection with forward, futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2. (8) Unrounded units.

(å) Currency balances were held in connection with forward, futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2. (§) All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written or swap contracts entered into by the Fund.

(ÿ) Notional Amount.

Abbreviations:

144A – Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933 ADR – American Depositary Receipt BBSW – Bank Bill Swap Reference Rate CME – Chicago Mercantile Exchange EMU – European Economic and Monetary Union EURIBOR – Euro Interbank Offered Rate GDR – Global Depositary Receipt LIBOR – London Interbank Offered Rate REMIC – Real Estate Mortgage Investment Conduit STRIP – Separate Trading of Registered Interest and Principal of Securities TBA – To Be Announced Security UK – United Kingdom

Foreign Currency Abbreviations:
ARS - Argentine peso	HKD - Hong Kong dollar	PHP - Philippine peso
AUD - Australian dollar	HUF - Hungarian forint	PKR - Pakistani rupee
BRL - Brazilian real	IDR - Indonesian rupiah	PLN - Polish zloty
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Iceland krona	SGD - Singapore dollar
CNY - Chinese renminbi yuan	ITL - Italian lira	SKK - Slovakian koruna
COP - Colombian peso	JPY - Japanese yen	THB - Thai baht
CRC - Costa Rica colon	KES - Kenyan schilling	TRY - Turkish lira
CZK - Czech koruna	KRW - South Korean won	TWD - Taiwanese dollar
DKK - Danish krone	MXN - Mexican peso	USD - United States dollar
EGP - Egyptian pound	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
EUR - Euro	NOK - Norwegion krone	VND - Vietnam dong
GBP - British pound sterling	NZD - New Zealand dollar	ZAR - South African rand
HKD - Hong Kong dollar	PEN - Peruvian nuevo sol

Notes to Schedules of Investments 55

Russell Investment Funds

Notes to Quarterly Report — March 31, 2014 (Unaudited)

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 9 different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds (each a “Fund” and collectively the “Funds”).
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The
Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. Debt obligation securities maturing within 60 days at the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent the fair value of such short-term debt obligation securities. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Fund Services Company (“RFSC”).

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RFSC, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

56 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2014 (Unaudited)

Equity securities, including common and preferred stock, that are traded on a national securities exchange (or reported on the
NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use similar valuation techniques and inputs as described above are categorized as
Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the NAV of such investments and are categorized as
Level 2 of the fair value hierarchy if the privately-held investment funds’ redemption terms require 90 days notice or less. If the redemption terms require greater than 90 days notice for redemptions, then the investment will be categorized as Level 3. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated
NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Quarterly Report 57

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2014 (Unaudited)

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Examples of significant events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if, on a daily basis, a Fund’s foreign exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

The Multi-Style Equity, Global Real Estate Securities and Aggressive Equity Funds had no transfers between Levels 1, 2, and 3 for the period ended March 31, 2014.

The Non-U.S. Fund had transfers out of Level 2 into Level 1 representing financial instruments for which no fair value pricing was applied. The amount transferred was $155,680,284. The Non-U.S. Fund also had transfers out of Level 1 into Level 3 generally representing financial instruments for which third party pricing was unavailable due to inputs becoming unobservable. The amount transferred was $22,681.

The Core Bond Fund had transfers out of Level 3 into Level 2 representing financial instruments for which pricing had been determined using unobservable inputs that became observable. The amount transferred was $86,667.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RFSC and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RFSC believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RFSC would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

RFSC employs third party pricing vendors to provide fair value measurements. RFSC oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases (decreases) in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain of the Funds’ debt securities is the yield to worst ratio. Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

If third party evaluated vendor pricing is neither available or deemed to be indicative of fair value, RFSC may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RFSC does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes

58 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2014 (Unaudited)

in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RFSC is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation and additional disclosure about fair value measurements, if any, have been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred by each money manager within a particular
Fund.

Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed subsequent to the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/
accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives
To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectuses and Statement of
Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

Notes to Quarterly Report 59

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2014 (Unaudited)

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Non-U.S. and Global Real Estate Securities Funds may enter into foreign exchange contracts for trade settlement purposes. The
Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange traded or cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearinghouse stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearinghouse and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearinghouse. Securities pledged by a Fund for exchange-traded and cleared transactions are noted as collateral or margin requirements in the Schedule of Investments.

Foreign Currency Exchange Contracts
In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.

For the period ended March 31, 2014, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Non-U.S. Fund	Exposing cash to markets and trade settlement
Core Bond Fund	Return enhancement and hedging
Global Real Estate Securities Fund	Exposing cash reserves to market and trade settlement

As of March 31, 2014, the Funds had no cash collateral balances in connection with forward contracts purchased (sold).

The Funds’ period end foreign currency exchange contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2014.

Options
The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell (write) call and put options on foreign currencies. The Funds may utilize options to expose cash to markets.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is

60 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2014 (Unaudited)

extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

For the period ended March 31, 2014, the Core Bond Fund purchased/sold options primarily for return enhancement, hedging and exposing cash to markets.

The Core Bond Fund’s period end options contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2014.

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance-sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended March 31, 2014, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Multi-Style Equity Fund	Exposing cash to markets
Aggressive Equity Fund	Exposing cash to markets
Non-U.S. Fund	Hedging and exposing cash to markets
Core Bond Fund	Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund	Exposing cash to markets

As of March 31, 2014, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

Cash Collateral for Futures
Multi-Style Equity Fund	$1,220,000
Aggressive Equity Fund	845,001
Non-U.S. Fund	4,000,000
Core Bond Fund	2,451,000
Global Real Estate Securities Fund	1,570,000

The Funds’ period end futures contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2014.

Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party
(i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, index (total return)
and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the

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possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement that can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. The Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet the credit quality limitations of RIMCo. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long-term counterparty credit rating, including reassignments, of BBB- or better as defined by
Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

As of March 31, 2014, the Core Bond Fund had cash collateral balances in connection with swap contracts purchased (sold) as follows:

	Cash Collateral for Swaps	Due to Broker
Core Bond Fund	$3,365,075	$37,000

Credit Default Swaps
The Core Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate or government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement or cash settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement.
Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps

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Notes to Quarterly Report, continued — March 31, 2014 (Unaudited)

to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Core Bond Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31,
2014, for which the Fund is the seller of protection, are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the
Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund

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may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended March 31, 2014, the Core Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.

The Core Bond Fund's period end credit default swap contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2014.

Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIMCo or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make.
If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the
Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

For the period ended March 31, 2014, the Core Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.

The Core Bond Fund’s period end interest rate swap contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2014.

Index Swaps
Certain Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended March 31, 2014, the Core Bond Fund entered into index swaps primarily for the strategy of exposing cash to markets.

The Core Bond Fund's period end index swap contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2014.

Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

For the period ended March 31, 2014, none of the Funds entered into currency swaps.

Master Agreements
The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the
Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple

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agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase and Reverse Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Loan Agreements
The Core Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. As of March 31, 2014, the Core Bond Fund had no unfunded loan commitments.

Certificates of Participation
Certain Funds may purchase certificates of participation, also known as participation notes or participation interest notes. Certificates of participation are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of certificates of participation will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in certificates of participation involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of certificates of participation will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the certificates of participation and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIMCo deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the certificates of participation are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Emerging Markets Securities
The Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the
U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

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Emerging Markets Debt
The Core Bond Fund may invest in emerging markets debt. The Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements
The Core Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund
(including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. The Fund will not invest more than 15% of its net assets (taken at current fair value)
in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities
The Core Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”).
Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property.
The value of the Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie
Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation).
Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such
MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

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Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-
conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements.
The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal
National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in the
Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Fund’s ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the

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obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

Forward Commitments
The Core Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund’s investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

A to be announced (“TBA”) security is a forward mortgage-backed securities trade which the Core Bond Fund may invest in. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

As of March 31, 2014, the Core Bond Fund had cash collateral balances in connection with TBA securities in the amount of
$50,000.

Inflation-Indexed Bonds
The Core Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so like the principal, interest payments rise with inflation and fall with deflation.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience

68 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2014 (Unaudited)

significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. This could cause a Fund to underperform other types of investments.

3. Investment Transactions

Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3%
of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. As of March 31, 2014, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the Russell U.S. Cash Collateral Fund,
an unregistered fund advised by RIMCo. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and BBH and is recorded as income for the Fund. To the extent that a loan is secured by non-
cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S.
securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy by BBH and approved by RIMCo. Each Fund that participates in the securities lending program has cash collateral invested in the Russell U.S.
Cash Collateral Fund.

4. Related Party Transactions, Fees and Expenses

Adviser and Administrator
RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank
Russell Company provides ongoing money manager research and trade placement services to RIF and RIMCo.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered Fund advised by RIMCo. As of March 31, 2014, the Funds had invested $206,097,878 in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the
Investment Company’s securities lending program in the amount of $41,436,154 is invested in the Russell U.S. Cash Collateral
Fund, an unregistered fund advised by RIMCo.

5. Federal Income Taxes
At March 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Multi-Style Equity	Aggressive Equity			Global Real Estate
	Fund	Fund	Non-U.S. Fund	Core Bond Fund	Securities Fund
Cost of Investments	$ 371,073,974	$219,376,564	$326,752,007	$824,678,863	$620,180,697
Unrealized Appreciation	$ 99,229,825	$44,457,458	$89,605,939	$15,444,764	$100,113,919
Unrealized Depreciation	(2,913,477)	(4,834,918)	(7,340,461)	(5,210,289)	(9,020,049)
Net Unrealized Appreciation (Depreciation)	$ 96,316,348	$39,622,540	$82,265,478	$10,234,475	$91,093,870

6. Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in

Notes to Quarterly Report 69

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2014 (Unaudited)

the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund that are illiquid.

7. Pending Legal Proceedings
On October 17, 2013, Fred McClure filed a derivative lawsuit against RIMCo on behalf of ten Russell Investment Company funds: the Russell Commodity Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global
Infrastructure Fund, Russell Global Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-
Strategy Alternative Fund, Russell Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate
Securities Fund. The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended, for the alleged payment of excessive investment management fees to RIMCo. Although this action was purportedly filed on behalf of these ten funds, none of these ten funds are themselves parties to the suit. The plaintiffs seek recovery of the amount of compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid. RIMCo intends to vigorously defend the action.

8. Subsequent Events
Management has evaluated the events and /or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of this Quarterly Report or additional disclosures.

70 Notes to Quarterly Report

Russell Investment Funds

Shareholder Requests for Additional Information — March 31, 2014 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the
Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2013 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual. Please contact your
Insurance Company for further details.

Shareholder Requests for Additional Information 71

Russell Investment Funds	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

2014 QUARTERLY REPORT

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

MARCH 31, 2014

FUND
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund

Russell Investment
Funds

Russell Investment Funds is a
series investment company with
nine different investment portfolios
referred to as Funds. This
Quarterly Report reports on four of
these Funds.

Russell Investment Funds

LifePoints® Funds
Variable Target Portfolio Series

Quarterly Report

March 31, 2014 (Unaudited)

Table of Contents

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series.

Copyright © Russell Investments 2014. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Russell Investment Company
("RIC") and other Russell
Investment Funds ("RIF") Series
Mutual Funds

Alternative - 12.6%
RIC Russell Commodity Strategies Fund
Class Y	273,837	2,415
RIC Russell Global Infrastructure Fund
Class Y	429,543	5,404
RIC Russell Multi-Strategy Alternative
Fund Class Y	316,571	3,210
RIF Global Real Estate Securities Fund	160,583	2,449
		13,478

Domestic Equities - 14.5%
RIC Russell U.S. Defensive Equity Fund
Class Y	138,320	5,929
RIC Russell U.S. Dynamic Equity Fund
Class Y	180,641	2,148
RIF Aggressive Equity Fund	131,213	2,139
RIF Multi-Style Equity Fund	287,210	5,385
		15,601

Fixed Income - 54.7%
RIC Russell Global Opportunistic Credit
Fund Class Y	424,218	4,285
RIC Russell Investment Grade Bond Fund
Class Y	874,221	19,224
RIF Core Bond Fund	3,332,231	35,255
		58,764

International Equities - 18.2%
RIC Russell Emerging Markets Fund
Class Y	199,854	3,575
RIC Russell Global Equity Fund Class Y	635,733	7,298
RIF Non-U.S. Fund	711,351	8,686
		19,559

Total Investments 100.0%
(identified cost $94,819)		107,402

Other Assets and Liabilities,
Net - (0.0%)		(27)

Net Assets - 100.0%		107,375

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 5

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Russell Investment Company
("RIC") and other Russell
Investment Funds ("RIF") Series
Mutual Funds

Alternative - 12.0%
RIC Russell Commodity Strategies Fund
Class Y	696,385	6,142
RIC Russell Global Infrastructure Fund
Class Y	1,239,865	15,598
RIC Russell Multi-Strategy Alternative
Fund Class Y	904,092	9,168
RIF Global Real Estate Securities Fund	407,700	6,217
		37,125

Domestic Equities - 26.5%
RIC Russell U.S. Defensive Equity Fund
Class Y	575,555	24,674
RIC Russell U.S. Dynamic Equity Fund
Class Y	1,554,292	18,480
RIF Aggressive Equity Fund	852,223	13,891
RIF Multi-Style Equity Fund	1,315,877	24,673
		81,718

Fixed Income - 31.7%
RIC Russell Global Opportunistic Credit
Fund Class Y	1,215,231	12,274
RIF Core Bond Fund	8,074,530	85,428
		97,702

International Equities - 29.8%
RIC Russell Emerging Markets Fund
Class Y	1,063,591	19,028
RIC Russell Global Equity Fund Class Y	2,959,300	33,973
RIF Non-U.S. Fund	3,177,096	38,792
		91,793

Total Investments 100.0%
(identified cost $258,346)		308,338

Other Assets and Liabilities,
Net - (0.0%)		(60)

Net Assets - 100.0%		308,278

See accompanying notes which are an integral part of this quarterly report.

6 Balanced Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Russell Investment Company
("RIC") and other Russell
Investment Funds ("RIF") Series
Mutual Funds

Alternative - 16.5%
RIC Russell Commodity Strategies Fund
Class Y	831,678	7,335
RIC Russell Global Infrastructure Fund
Class Y	946,658	11,909
RIC Russell Multi-Strategy Alternative
Fund Class Y	765,963	7,767
RIF Global Real Estate Securities Fund	355,441	5,420
		32,431

Domestic Equities - 30.9%
RIC Russell U.S. Defensive Equity Fund
Class Y	389,415	16,694
RIC Russell U.S. Dynamic Equity Fund
Class Y	1,147,083	13,639
RIF Aggressive Equity Fund	786,569	12,821
RIF Multi-Style Equity Fund	943,403	17,689
		60,843

Fixed Income - 15.9%
RIC Russell Global Opportunistic Credit
Fund Class Y	1,163,498	11,751
RIF Core Bond Fund	1,837,754	19,444
		31,195

International Equities - 36.7%
RIC Russell Emerging Markets Fund
Class Y	841,813	15,060
RIC Russell Global Equity Fund Class Y	2,478,995	28,459
RIF Non-U.S. Fund	2,348,144	28,671
		72,190

Total Investments 100.0%
(identified cost $162,445)		196,659

Other Assets and Liabilities,
Net - (0.0%)		(39)

Net Assets - 100.0%		196,620

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 7

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments — March 31, 2014 (Unaudited)

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$
Investments 100.0%
Russell Investment Company
("RIC") and other Russell
Investment Funds ("RIF") Series
Mutual Funds

Alternative - 16.0%
RIC Russell Commodity Strategies Fund
Class Y	144,867	1,278
RIC Russell Global Infrastructure Fund
Class Y	248,369	3,124
RIC Russell Multi-Strategy Alternative
Fund Class Y	251,287	2,548
RIF Global Real Estate Securities Fund	84,496	1,289
		8,239

Domestic Equities - 34.3%
RIC Russell U.S. Defensive Equity Fund
Class Y	95,822	4,108
RIC Russell U.S. Dynamic Equity Fund
Class Y	386,952	4,601
RIF Aggressive Equity Fund	235,285	3,835
RIF Multi-Style Equity Fund	273,413	5,126
		17,670

Fixed Income - 8.0%
RIC Russell Global Opportunistic Credit
Fund Class Y	407,928	4,120

International Equities - 41.7%
RIC Russell Emerging Markets Fund
Class Y	237,004	4,240
RIC Russell Global Equity Fund Class Y	714,587	8,203
RIF Non-U.S. Fund	739,863	9,034
		21,477

Total Investments 100.0%
(identified cost $40,232)		51,506

Other Assets and Liabilities,
Net - (0.0%)		(18)

Net Assets - 100.0%		51,488

See accompanying notes which are an integral part of this quarterly report.

8 Equity Growth Strategy Fund

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report — March 31, 2014 (Unaudited)

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with 9 different investment portfolios referred to as Funds. This Quarterly Report reports on four of these Funds (each a “Fund” and collectively the “Funds”).
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-
end management investment company. It is organized and operates as a Massachusetts business trust under an Amended and
Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Each of the Funds is a “fund of funds” and diversifies its assets by investing, at present, in Shares of several other Russell
Investment Company (“RIC”) Funds and other of the Investment Company’s Funds (together, the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of the Underlying Funds. Each Fund currently intends to invest only in the Underlying Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell Investment Management Company (“RIMCo”), the Funds’ investment adviser, may modify the target asset allocation for any Fund including changes to the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/
or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the
Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equity, fixed income or alternative category level based on RIMCo’s assessment of relative market valuation of the asset classes represented by each
Underlying Fund, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. In the future, the Funds may also invest in other Underlying
Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

The following table shows the Underlying Funds in which each Fund invests and the target strategic asset allocation effective
January 13, 2014 to each Underlying Fund.

Asset Allocation Targets as of January 13, 2014*
	Moderate	Balanced	Growth	Equity Growth
Underlying Funds	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Alternative Funds**
RIC Russell Commodity Strategies Fund	0-8%	0-8%	0-10%	0-9%
RIC Russell Global Infrastructure Fund	0-10	0-10	1-11	1-11
RIC Russell Multi-Strategy Alternative Fund	0-8	0-8	0-9	0-10
RIF Global Real Estate Securities Fund	0-8	0-8	0-9	0-9
Domestic Equity Funds
RIC Russell U.S. Defensive Equity Fund	0-9	1-11	1-11	0-10
RIC Russell U.S. Dynamic Equity Fund	0-7	1-11	2-12	4-14
RIF Aggressive Equity Fund	0-9	2-12	4-14	5-15
RIF Multi-Style Equity Fund	0-10	3-13	4-14	5-15
Fixed Income Funds
RIC Russell Global Opportunistic Credit Fund	0-9	0-9	1-11	3-13
RIC Russell Investment Grade Bond Fund	13-23	0	0	0
RIF Core Bond Fund	28-38	23-33	5-15	0
International Equity Funds
RIC Russell Emerging Markets Fund	0-9	2-12	4-14	5-15
RIC Russell Global Equity Fund	0-11	5-15	8-18	9-19
RIF Non-U.S. Fund	0-11	5-15	7-17	10-20

* Prospectus dated May 1, 2013, as supplemented through November 12, 2013. Actual allocation may vary.

** Alternative Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.

Notes to Quarterly Report 9

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2014 (Unaudited)

2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation
The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each
Underlying Fund.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk
(e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by Russell Fund Services Company, acting at the discretion of the Board, that are used in determining the fair value of investments.

The levels associated with valuing the Funds’ investments for the period ended March 31, 2014 were Level 1 for all Funds.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value stated
in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost.

Investment Income
Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk).
Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or the risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the

10 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2014 (Unaudited)

relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.

3. Federal Income Taxes
At March 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Moderate Strategy Fund	Balanced Strategy Fund
Cost of Investments	$98,121,191	$266,608,155
Unrealized Appreciation	$9,460,867	$42,223,552
Unrealized Depreciation	(179,753)	(493,565)
Net Unrealized Appreciation (Depreciation)	$9,281,114	$41,729,987
	Growth Strategy Fund	Equity Growth Strategy Fund
Cost of Investments	$167,868,780	$43,999,745
Unrealized Appreciation	$29,523,155	$7,589,648
Unrealized Depreciation	(732,829)	(82,932)
Net Unrealized Appreciation (Depreciation)	$28,790,326	$7,506,716

4. Pending Legal Proceedings

On October 17, 2013, Fred McClure filed a derivative lawsuit against Russell Investment Management Company (“RIMCo”) on behalf of ten RIC funds, some of which are Underlying Funds in which the Funds invest: the Russell Commodity Strategies Fund,
Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global Infrastructure Fund, Russell Global Opportunistic
Credit Fund, Russell International Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell Strategic Bond
Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the
United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment Company
Act of 1940, as amended, for the alleged payment of excessive investment management fees to RIMCo. Although this action was purportedly filed on behalf of these ten funds, none of these ten funds are themselves parties to the suit. The plaintiffs seek recovery of the amount of compensation or payments received from these ten funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid. RIMCo intends to vigorously defend the action.

5. Subsequent Events
Management has evaluated the events and /or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of this Quarterly Report or additional disclosures other than the following:

Effective May 1, 2014, the amount by which a Fund's actual allocation may vary from the target strategic allocation at the equity, fixed income or alternative category level based upon RIMCo's capital markets research increased from 3% to 5%.

Notes to Quarterly Report 11

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — March 31, 2014 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the
Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the
P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’
Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2013 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual. Please contact your
Insurance Company for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

12 Shareholder Requests for Additional Information

Russell Investment Funds	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

Item 2. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-
15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the
Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a)
under the Act and certification for principal financial officer of Registrant as required by
Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By: /s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: May 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: May 21, 2014

By: /s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: May 21, 2014